UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07705

                    Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                                     Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2020
Virtus Seix Core Bond Fund
Virtus Seix Corporate Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix High Grade Municipal Bond Fund
Virtus Seix High Income Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Short-Term Bond Fund
Virtus Seix Short-Term Municipal Bond Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Virtus Seix U.S. Mortgage Fund
Virtus Seix Ultra-Short Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your Fund for the six months ended June 30, 2020.
The first six months of 2020 saw one of the fastest market declines in history, followed by one of the quickest rebounds. In response to the global coronavirus pandemic, policymakers moved quickly to add liquidity to the economy and help cushion the initial blow to the economy. As June drew to a close, however, uncertainty persisted about the course of the virus and the potential ongoing impact on markets and the economy.
Despite the recovery in the second quarter, many asset classes posted negative returns for the six months ended June 30, 2020. U.S. large-capitalization stocks were down 3.08% as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, declined 12.98%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 11.34% for the six months, while emerging markets lost 9.78%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.66% at June 30, 2020, down from 2.00% at June 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt, rallied during the six months to post a return of 6.14%. Non-investment grade bonds were down 3.80% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
After the unpredictable events of the first half of 2020, and with a presidential election looming, some investors may be tempted to reduce their exposure to the markets. But most investors’ long-term goals haven’t changed. Investing over time in a well-diversified portfolio of stocks, bonds, and cash has been an effective way to weather the short-term storms and reach your destination. Talk to your financial advisor about the risk/return profile of your portfolio. The Virtus Funds offer a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
August 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2020 TO June 30, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,072.30	0.64%	$ 3.30
	Class I	1,000.00	1,073.00	0.50	2.58
	Class R6	1,000.00	1,074.70	0.36	1.86
Seix Corporate Bond Fund
	Class A	1,000.00	1,101.40	0.95	4.96
	Class C	1,000.00	1,098.10	1.65	8.61
	Class I	1,000.00	1,103.30	0.70	3.66
Seix Floating Rate High Income Fund
	Class A	1,000.00	942.40	0.96	4.64
	Class C	1,000.00	939.60	1.54	7.43
	Class I	1,000.00	943.80	0.64	3.09
	Class R6	1,000.00	944.30	0.54	2.61
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,040.40	0.75	3.80
	Class I	1,000.00	1,041.20	0.60	3.05
Seix High Income Fund
	Class A	1,000.00	955.60	0.93	4.52
	Class I	1,000.00	956.60	0.68	3.31
	Class R6	1,000.00	958.60	0.59	2.87
Seix High Yield Fund
	Class A	1,000.00	990.90	0.82	4.06
	Class I	1,000.00	990.30	0.64	3.17
	Class R6	1,000.00	990.80	0.53	2.62
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,035.40	0.73	3.69
	Class I	1,000.00	1,036.20	0.58	2.94
Seix Short-Term Bond Fund
	Class A	1,000.00	1,032.20	0.80	4.04
	Class C	1,000.00	1,027.60	1.50	7.56
	Class I	1,000.00	1,033.30	0.60	3.03
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	1,019.30	0.65	3.26
	Class I	1,000.00	1,019.20	0.48	2.41

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2020 TO June 30, 2020
		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Seix Total Return Bond Fund
	Class A	$1,000.00	$1,086.00	0.70%	$3.63
	Class I	1,000.00	1,087.00	0.46	2.39
	Class R6	1,000.00	1,087.90	0.31	1.61
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	1,008.30	0.66	3.30
	Class I	1,000.00	1,009.50	0.41	2.05
	Class R6	1,000.00	1,010.30	0.26	1.30
Seix U.S. Mortgage Fund
	Class A	1,000.00	1,030.10	0.90	4.54
	Class C	1,000.00	1,026.20	1.65	8.31
	Class I	1,000.00	1,031.00	0.70	3.53
Seix Ultra-Short Bond Fund
	Class A	1,000.00	1,004.70	0.65	3.24
	Class I	1,000.00	1,005.90	0.40	1.99

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,021.68	0.64%	$ 3.22
	Class I	1,000.00	1,022.38	0.50	2.51
	Class R6	1,000.00	1,023.07	0.36	1.81
Seix Corporate Bond Fund
	Class A	1,000.00	1,020.14	0.95	4.77
	Class C	1,000.00	1,016.66	1.65	8.27
	Class I	1,000.00	1,021.38	0.70	3.52
Seix Floating Rate High Income Fund
	Class A	1,000.00	1,020.09	0.96	4.82
	Class C	1,000.00	1,017.21	1.54	7.72
	Class I	1,000.00	1,021.68	0.64	3.22
	Class R6	1,000.00	1,022.18	0.54	2.72
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,021.13	0.75	3.77
	Class I	1,000.00	1,021.88	0.60	3.02
Seix High Income Fund
	Class A	1,000.00	1,020.24	0.93	4.67
	Class I	1,000.00	1,021.48	0.68	3.42
	Class R6	1,000.00	1,021.93	0.59	2.97

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2020 TO June 30, 2020
		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Seix High Yield Fund
	Class A	$1,000.00	$1,020.79	0.82%	$4.12
	Class I	1,000.00	1,021.68	0.64	3.22
	Class R6	1,000.00	1,022.23	0.53	2.66
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,021.23	0.73	3.67
	Class I	1,000.00	1,021.98	0.58	2.92
Seix Short-Term Bond Fund
	Class A	1,000.00	1,020.89	0.80	4.02
	Class C	1,000.00	1,017.40	1.50	7.52
	Class I	1,000.00	1,021.88	0.60	3.02
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	1,021.63	0.65	3.27
	Class I	1,000.00	1,022.48	0.48	2.41
Seix Total Return Bond Fund
	Class A	1,000.00	1,021.38	0.70	3.52
	Class I	1,000.00	1,022.58	0.46	2.31
	Class R6	1,000.00	1,023.32	0.31	1.56
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	1,021.58	0.66	3.32
	Class I	1,000.00	1,022.82	0.41	2.06
	Class R6	1,000.00	1,023.57	0.26	1.31
Seix U.S. Mortgage Fund
	Class A	1,000.00	1,020.39	0.90	4.52
	Class C	1,000.00	1,016.66	1.65	8.27
	Class I	1,000.00	1,021.38	0.70	3.52
Seix Ultra-Short Bond Fund
	Class A	1,000.00	1,021.63	0.65	3.27
	Class I	1,000.00	1,022.87	0.40	2.01

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Constant Maturity Treasury (“CMT”)
An interest rate that represents a daily determination of what the yield on a U.S. Treasury bill, note, or bond would be if it were issued on that day. The Treasury Department publishes these rates on a daily and weekly basis in reports called Special Interest Rates.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) June 30, 2020
Secured Overnight Financing Rate
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2020
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2020.
Seix Core Bond Fund
U.S. Government Securities		37%
Mortgage-Backed Securities		29
Agency	26%
Non-Agency	3
Corporate Bonds and Notes		28
Financials	8
Energy	5
Industrials	3
Utilities	3
Information Technology	2
Communication Services	2
Materials	2
All other Corporate Bonds and Notes	3
Asset-Backed Securities		4
Credit Card	2
All other Asset-Backed Securities	2
Short-Term Investment		2
Total		100%
Seix Corporate Bond Fund
Corporate Bonds and Notes		89%
Financials	25%
Energy	18
Industrials	10
Utilities	8
Information Technology	8
Materials	7
Consumer Discretionary	7
All other Corporate Bonds and Notes	6
Short-Term Investment		11
Total		100%

Seix Floating Rate High Income Fund
Leveraged Loans		98%
Media / Telecom - Telecommunications	9%
Media / Telecom - Diversified Media	8
Financial	8
Information Technology	8
Service	7
Chemicals	7
Media / Telecom - Cable/Wireless Video	7
All other Leveraged Loans	44
Corporate Bonds and Notes		1
Common Stocks		1
Total		100%
Seix High Grade Municipal Bond Fund
Municipal Bonds	95%
Short-Term Investment	5
Total	100%

Seix High Income Fund
Corporate Bonds and Notes		98%
Consumer Discretionary	18%
Financials	17
Communication Services	16
Industrials	12
Energy	11
Health Care	9
Information Technology	5
All other Corporate Bonds and Notes	10
Other (includes short-term investment)		2
Total		100%
Seix High Yield Fund
Corporate Bonds and Notes		98%
Consumer Discretionary	20%
Communication Services	15
Financials	14
Industrials	11
Health Care	10
Energy	9
Information Technology	6
All other Corporate Bonds and Notes	13
Other		2
Total		100%

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2020
Seix Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	96%
Short-Term Investment	4
Total	100%
Seix Short-Term Bond Fund
U.S. Government Securities		56%
Corporate Bonds and Notes		27
Financials	9%
Industrials	6
Energy	4
Consumer Discretionary	3
Utilities	2
Health Care	1
Consumer Staples	1
All other Corporate Bonds and Notes	1
Mortgage-Backed Securities		13
Asset-Backed Securities		4
Total		100%

Seix Short-Term Municipal Bond Fund
Municipal Bonds	87%
Short-Term Investment	13
Total	100%
Seix Total Return Bond Fund
Corporate Bonds and Notes		33%
Financials	9%
Energy	6
Industrials	4
Utilities	3
Information Technology	3
Consumer Discretionary	2
Communication Services	2
Materials	2
All other Corporate Bonds and Notes	2
Mortgage-Backed Securities		33
Agency	30
Non-Agency	3
U.S. Government Securities		30
Asset-Backed Securities		4
Credit Card	2
All other Asset-Backed Securities	2
Total		100%

Seix U.S. Government Securities Ultra-Short Bond Fund
Mortgage-Backed Securities		94%
Agency	94%
Short-Term Investment		4
Asset-Backed Security		2
Student Loan	2
Total		100%
Seix U.S. Mortgage Fund
Mortgage-Backed Securities		94%
Agency	94%
Short-Term Investment		6
Total		100%

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2020
Seix Ultra-Short Bond Fund
Corporate Bonds and Notes		51%
Financials	21%
Energy	9
Health Care	7
Consumer Discretionary	6
Industrials	4
Utilities	2
All other Corporate Bonds and Notes	2
Mortgage-Backed Securities		29
Agency	15
Non-Agency	14
Asset-Backed Securities		19
Credit Card	10
Other	4
Automobiles	4
Student Loan	1
Short-Term Investment		1
Total		100%

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—35.2%
U.S. Treasury Bill
0.000%, 7/30/20	$ 6,855	$ 6,854
0.000%, 2/25/21	18,400	18,381
U.S. Treasury Bonds 2.000%, 2/15/50	10,858	12,428
U.S. Treasury Notes
1.250%, 3/31/21	2,527	2,547
2.375%, 1/31/23	13,715	14,491
0.500%, 3/31/25	2,579	2,607
0.625%, 5/15/30	1,388	1,384
Total U.S. Government Securities (Identified Cost $58,301)		58,692
Mortgage-Backed Securities—27.4%
Agency—25.0%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	324	355
Pool #G60019 4.500%, 3/1/44	270	300
Pool #Q31645 4.000%, 2/1/45	61	66
Pool #Q35611 4.000%, 9/1/45	591	641
Pool #V81992 4.000%, 10/1/45	453	490
Pool #G60661 4.000%, 7/1/46	832	890
Pool #Q42921 3.500%, 9/1/46	836	903
Pool #Q51758 3.500%, 10/1/47	151	159
Pool #Q52115 3.500%, 11/1/47	72	76
Pool #Q52135 3.500%, 11/1/47	1,678	1,783
Pool #ZM5226 3.500%, 12/1/47	972	1,062
Pool #ZM5394 4.000%, 1/1/48	667	710
Pool #Q53881 4.500%, 1/1/48	662	730
Pool #Q54813 3.500%, 3/1/48	296	313
Pool #Q61680 4.000%, 2/1/49	808	861
Pool #QA3079 3.500%, 10/1/49	421	453
Pool #QA4766 3.500%, 11/1/49	676	731
Pool #SD0164 3.500%, 12/1/49	1,155	1,226
Pool #SD0176 3.500%, 12/1/49	635	668
Pool #QA7571 3.000%, 2/1/50	996	1,050
Pool #QA8967 3.000%, 4/1/50	1,807	1,904
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	926	984
	Par Value	Value

Agency—continued
Pool #BO8589 3.000%, 3/1/40	$ 123	$ 130
Pool #AL7497 3.500%, 9/1/40	337	364
Pool #AW8154 3.500%, 1/1/42	369	401
Pool #AS9571 3.500%, 5/1/42	880	931
Pool #BK0396 3.000%, 11/1/44	236	250
Pool #MA2341 4.500%, 6/1/45	27	29
Pool #BE5050 4.000%, 9/1/45	623	684
Pool #AZ9213 4.000%, 10/1/45	694	777
Pool #AS6515 4.000%, 1/1/46	94	101
Pool #BA4799 4.000%, 2/1/46	286	316
Pool #BE3774 4.000%, 7/1/47	356	380
Pool #BH7058 3.500%, 12/1/47	908	960
Pool #MA3211 4.000%, 12/1/47	199	212
Pool #BH9215 3.500%, 1/1/48	1,624	1,714
Pool #MA3238 3.500%, 1/1/48	1,495	1,577
Pool #BH9277 3.500%, 2/1/48	51	54
Pool #BJ0650 3.500%, 3/1/48	263	279
Pool #MA3305 3.500%, 3/1/48	447	472
Pool #BJ8599 3.500%, 4/1/48	173	183
Pool #BM5483 3.500%, 4/1/48	158	167
Pool #BN4542 4.500%, 2/1/49	191	205
Pool #BO1345 3.500%, 8/1/49	2,916	3,103
Pool #BO1351 4.000%, 8/1/49	2,431	2,601
Pool #BO2843 3.500%, 10/1/49	770	813
Pool #BO3024 3.500%, 10/1/49	478	519
Pool #BO5325 3.000%, 11/1/49	265	279
Pool #BO4386 3.500%, 11/1/49	1,179	1,242
Pool #BO8894 3.000%, 12/1/49	498	525
Pool #BP5431 3.000%, 6/1/50	384	406
Pool #BP5432 3.000%, 6/1/50	519	549
Government National Mortgage Association I Pool #BQ1140 3.000%, 11/15/49	1,086	1,147
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Government National Mortgage Association II
Pool #MA4262 3.500%, 2/20/47	$ 192	$ 205
Pool #MA4586 3.500%, 7/20/47	953	1,014
Pool #MA5019 3.500%, 2/20/48	367	390
Pool #MA5596 4.500%, 11/20/48	425	454
Pool #MA6284 3.500%, 11/20/49	347	366
Pool #MA6656 3.000%, 5/20/50	1,407	1,492
		41,646
Non-Agency—2.4%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	570
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(1)(2)	635	666
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	325	370
2012-BWTR, A 144A 2.954%, 11/5/34(1)	195	194
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%) 144A 1.105%, 7/15/25(1)(2)	177	170
JPMBB Commercial Mortgage Securities Trust 2013-C15, A4 4.096%, 11/15/45	543	584
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	260	273
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	455	490
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(1)	190	191
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	600	596
		4,104
Total Mortgage-Backed Securities (Identified Cost $44,768)		45,750
Asset-Backed Securities—3.2%
Automobiles—0.9%
Ford Credit Auto Owner Trust 2020-1, A 144A 2.040%, 8/15/31(1)	815	828
Mercedes-Benz Master Owner Trust 2019-BA, A 144A 2.610%, 5/15/24(1)	215	219
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 0.745%, 2/15/24(2)	480	477
		1,524

	Par Value	Value

Credit Card—1.7%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 1.769%, 5/15/28(2)	$ 1,075	$ 1,048
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.955%, 5/14/29(2)	875	877
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 0.785%, 12/15/26(2)	790	794
		2,719

Other—0.6%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	357	360
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	680	669
		1,029
Total Asset-Backed Securities (Identified Cost $5,261)		5,272
Corporate Bonds and Notes—26.5%
Communication Services—1.8%
AT&T, Inc.
3.500%, 6/1/41	741	778
3.650%, 6/1/51	778	812
Comcast Corp. 2.650%, 2/1/30	686	746
Verizon Communications, Inc. 3.150%, 3/22/30	203	229
ViacomCBS, Inc. 4.200%, 5/19/32	327	363
		2,928

Consumer Discretionary—0.9%
Dollar General Corp. 3.500%, 4/3/30	385	431
NIKE, Inc. 3.375%, 3/27/50	361	414
Ralph Lauren Corp. 2.950%, 6/15/30	562	580
		1,425

Consumer Staples—0.7%
Coca-Cola Co. (The) 2.950%, 3/25/25	662	729
Kroger Co. (The) 3.950%, 1/15/50	428	490
		1,219

Energy—4.6%
Baker Hughes a GE Co. LLC 4.486%, 5/1/30	651	749
Boardwalk Pipelines LP 4.450%, 7/15/27	147	155
BP Capital Markets America, Inc. 3.633%, 4/6/30	1,121	1,266

See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Enterprise Products Operating LLC 5.375%, 2/15/78	$ 334	$ 299
EOG Resources, Inc. 4.950%, 4/15/50	730	950
Exxon Mobil Corp. 4.327%, 3/19/50	713	893
Marathon Petroleum Corp.
4.500%, 5/1/23	476	513
4.700%, 5/1/25	296	331
Phillips 66 3.700%, 4/6/23	177	189
Plains All American Pipeline LP 3.800%, 9/15/30	966	951
Shell International Finance B.V. 2.375%, 4/6/25	255	271
TechnipFMC plc 3.450%, 10/1/22	85	87
Valero Energy Corp. 2.850%, 4/15/25	367	387
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	550	560
		7,601

Financials—7.5%
Arch Capital Group Ltd. 3.635%, 6/30/50	693	725
Bank of America Corp. 3.366%, 1/23/26	254	277
Citigroup, Inc.
3.106%, 4/8/26	480	515
3.980%, 3/20/30	568	651
Fidelity National Financial, Inc. 3.400%, 6/15/30	335	349
Fifth Third Bancorp 2.550%, 5/5/27	1,017	1,087
General Motors Financial Co., Inc.
2.750%, 6/20/25	828	816
3.600%, 6/21/30	834	810
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	374	396
JPMorgan Chase & Co.
3.207%, 4/1/23	318	331
2.301%, 10/15/25	398	417
2.956%, 5/13/31	380	404
Lazard Group LLC 4.375%, 3/11/29	396	443
Morgan Stanley 3.971%, 7/22/38	322	384
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(1)	627	626
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	390	435
Reinsurance Group of America, Inc. 3.150%, 6/15/30	392	404
Schlumberger Investment S.A. 2.650%, 6/26/30	1,127	1,155
Travelers Cos., Inc. (The)
4.050%, 3/7/48	435	539
2.550%, 4/27/50	353	349
Truist Bank 2.250%, 3/11/30	500	505
	Par Value	Value

Financials—continued
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	$ 113	$ 94
US Bank NA 2.050%, 1/21/25	500	530
Wells Fargo & Co. 1.654%, 6/2/24	335	341
		12,583

Health Care—0.7%
AbbVie, Inc. 144A 4.250%, 11/21/49(1)	662	794
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(1)	162	215
CommonSpirit Health 4.187%, 10/1/49	236	240
		1,249

Industrials—3.5%
3M Co. 3.700%, 4/15/50	203	241
Boeing Co. (The)
3.200%, 3/1/29	532	526
5.805%, 5/1/50	1,127	1,330
Carrier Global Corp. 144A 3.577%, 4/5/50(1)	751	733
General Dynamics Corp. 4.250%, 4/1/50	549	713
General Electric Co. 4.350%, 5/1/50	758	751
Honeywell International, Inc. 2.800%, 6/1/50	308	329
United Parcel Service, Inc. 4.450%, 4/1/30	336	420
Xylem, Inc. 2.250%, 1/30/31	715	719
		5,762

Information Technology—2.4%
Dell International LLC 144A 6.200%, 7/15/30(1)	244	284
HP, Inc.
3.000%, 6/17/27	369	387
3.400%, 6/17/30	603	620
Intel Corp. 3.100%, 2/15/60	711	781
Intuit, Inc. 0.950%, 7/15/25	595	595
NetApp, Inc.
1.875%, 6/22/25	303	307
2.700%, 6/22/30	1,066	1,068
		4,042

Materials—1.7%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	626	840
Bemis Co., Inc. 2.630%, 6/19/30	217	223
Newmont Corp.
2.250%, 10/1/30	541	548

See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
6.250%, 10/1/39	$ 457	$ 647
Nucor Corp. 2.000%, 6/1/25	289	300
Packaging Corporation of America 4.050%, 12/15/49	183	218
		2,776

Utilities—2.7%
Cheniere Corpus Christi Holdings LLC 144A 3.700%, 11/15/29(1)	679	695
Consolidated Edison Co. of New York, Inc.
3.350%, 4/1/30	543	618
3.950%, 4/1/50	369	439
Dominion Energy, Inc. 3.375%, 4/1/30	537	594
NiSource, Inc. 3.600%, 5/1/30	345	394
Pacific Gas and Electric Co. 2.500%, 2/1/31	387	378
Southern Co. (The) 3.700%, 4/30/30	894	1,021
Transcontinental Gas Pipe Line Co. LLC 144A 3.950%, 5/15/50(1)	394	422
		4,561
Total Corporate Bonds and Notes (Identified Cost $41,589)		44,146

Total Long-Term Investments—92.3% (Identified Cost $149,919)		153,860

	Shares
Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(3)	3,660,127	3,660
Total Short-Term Investment (Identified Cost $3,660)		3,660

TOTAL INVESTMENTS—94.5% (Identified Cost $153,579)		$157,520
Other assets and liabilities, net—5.5%		9,080
NET ASSETS—100.0%		$166,600
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $9,764 or 5.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 5,272	$ —	$ 5,272
Corporate Bonds and Notes	44,146	—	44,146
Mortgage-Backed Securities	45,750	—	45,750
U.S. Government Securities	58,692	—	58,692
Money Market Mutual Fund	3,660	3,660	—
Total Investments	$157,520	$3,660	$153,860
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—97.6%
Communication Services—6.0%
AT&T, Inc.
3.500%, 6/1/41	$ 549	$ 576
3.650%, 6/1/51	827	863
Verizon Communications, Inc. 4.125%, 3/16/27	1,565	1,845
ViacomCBS, Inc. 4.200%, 5/19/32	1,064	1,180
		4,464

Consumer Discretionary—7.5%
BMW US Capital LLC 144A 3.150%, 4/18/24(1)	982	1,051
Dollar General Corp. 3.500%, 4/3/30	624	699
Ford Motor Co.
8.500%, 4/21/23	685	724
9.000%, 4/22/25	1,345	1,454
Ralph Lauren Corp. 2.950%, 6/15/30	1,634	1,687
		5,615

Consumer Staples—1.4%
Kroger Co. (The) 3.950%, 1/15/50	936	1,071
Energy—19.3%
Baker Hughes a GE Co. LLC 4.486%, 5/1/30	1,449	1,668
Boardwalk Pipelines LP 4.450%, 7/15/27	1,518	1,594
BP Capital Markets America, Inc. 3.633%, 4/6/30	1,293	1,460
Enterprise Products Operating LLC 5.375%, 2/15/78	814	729
EOG Resources, Inc. 4.950%, 4/15/50	1,332	1,733
Exxon Mobil Corp.
3.482%, 3/19/30	1,106	1,259
4.327%, 3/19/50	693	868
Marathon Petroleum Corp.
4.500%, 5/1/23	879	947
4.700%, 5/1/25	480	537
Petroleos Mexicanos 6.875%, 8/4/26	1,236	1,169
Plains All American Pipeline LP 3.800%, 9/15/30	1,535	1,512
TechnipFMC plc 3.450%, 10/1/22	273	278
Valero Energy Corp. 2.850%, 4/15/25	611	645
		14,399

Financials—27.4%
AerCap Ireland Capital DAC 6.500%, 7/15/25	404	423
Arch Capital Group Ltd. 3.635%, 6/30/50	1,200	1,256
	Par Value	Value

Financials—continued
Citigroup, Inc. 3.106%, 4/8/26	$1,104	$ 1,184
Fidelity National Financial, Inc. 3.400%, 6/15/30	612	637
General Motors Financial Co., Inc.
2.750%, 6/20/25	1,290	1,271
3.600%, 6/21/30	1,310	1,272
JPMorgan Chase & Co. 2.956%, 5/13/31	1,421	1,511
Lazard Group LLC 4.375%, 3/11/29	1,428	1,598
Morgan Stanley
3.875%, 4/29/24	1,172	1,296
3.971%, 7/22/38	735	876
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(1)	1,293	1,291
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	460	513
Penske Truck Leasing Co., LP 144A 3.450%, 7/1/24(1)	1,012	1,071
Reinsurance Group of America, Inc. 3.150%, 6/15/30	841	867
Schlumberger Investment S.A. 2.650%, 6/26/30	1,778	1,822
Truist Bank 2.250%, 3/11/30	720	727
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	279	232
Unum Group 4.500%, 3/15/25	697	749
Wells Fargo & Co. 1.654%, 6/2/24	1,801	1,830
		20,426

Industrials—10.4%
3M Co. 2.375%, 8/26/29	795	857
Boeing Co. (The)
3.200%, 3/1/29	740	732
5.805%, 5/1/50	1,001	1,181
Carrier Global Corp. 144A 3.577%, 4/5/50(1)	943	920
General Electric Co.
3.625%, 5/1/30	1,134	1,135
4.350%, 5/1/50	746	739
L3Harris Technologies, Inc. 3.850%, 12/15/26	1,053	1,205
Xylem, Inc. 2.250%, 1/30/31	948	954
		7,723

Information Technology—8.9%
Dell International LLC 144A 6.200%, 7/15/30(1)	536	624
HP, Inc.
3.000%, 6/17/27	604	633
3.400%, 6/17/30	970	997
Intuit, Inc.
0.950%, 7/15/25	1,609	1,610
1.650%, 7/15/30	600	598
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
NetApp, Inc.
1.875%, 6/22/25	$ 485	$ 491
2.700%, 6/22/30	1,674	1,677
		6,630

Materials—7.7%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	478	642
Bemis Co., Inc. 2.630%, 6/19/30	1,054	1,080
Newmont Corp.
2.250%, 10/1/30	1,001	1,014
6.250%, 10/1/39	450	638
Nucor Corp. 2.000%, 6/1/25	1,913	1,986
Packaging Corporation of America 4.050%, 12/15/49	300	358
		5,718

Utilities—9.0%
Cheniere Corpus Christi Holdings LLC 144A 3.700%, 11/15/29(1)	1,569	1,607
Consolidated Edison Co. of New York, Inc.
3.350%, 4/1/30	883	1,005
3.950%, 4/1/50	611	727
Dominion Energy, Inc. 3.375%, 4/1/30	348	385
NiSource, Inc. 3.600%, 5/1/30	569	650
Pacific Gas and Electric Co. 2.500%, 2/1/31	1,254	1,226
Transcontinental Gas Pipe Line Co. LLC 144A 3.950%, 5/15/50(1)	1,017	1,088
		6,688
Total Corporate Bonds and Notes (Identified Cost $69,446)		72,734
Total Long-Term Investments—97.6% (Identified Cost $69,446)		72,734

	Shares	Value
Short-Term Investment—11.6%
Money Market Mutual Fund—11.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	8,664,651	$ 8,665
Total Short-Term Investment (Identified Cost $8,665)		8,665

TOTAL INVESTMENTS—109.2% (Identified Cost $78,111)		$81,399
Other assets and liabilities, net—(9.2)%		(6,833)
NET ASSETS—100.0%		$74,566

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $8,165 or 11.0% of net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Luxembourg	2
Australia	2
Bermuda	1
Mexico	1
Total	100%
† % of total investments as of June 30, 2020.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$72,734	$ —	$72,734
Money Market Mutual Fund	8,665	8,665	—
Total Investments	$81,399	$8,665	$72,734
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—0.8%
Consumer Discretionary—0.2%
Carnival Corp. 144A 11.500%, 4/1/23(1)	$ 3,000	$ 3,239
Motors Liquidation Co. Escrow(2)	20,000	—
		3,239

Energy—0.4%
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21	9,766	8,790
Financials—0.2%
Refinitiv US Holdings, Inc. 144A 6.250%, 5/15/26(1)	3,000	3,180
Total Corporate Bonds and Notes (Identified Cost $16,032)		15,209
Leveraged Loans(3)—94.3%
Aerospace—3.9%
American Airlines, Inc.
2017, Tranche B (1 month LIBOR + 2.000%) 2.184%, 4/28/23	7,252	5,711
2017, Tranche B (1 month LIBOR + 2.000%) 2.185%, 12/14/23	16,989	13,516
2018 (1 month LIBOR + 1.750%) 1.934%, 6/27/25	3,868	2,704
2020 (1 month LIBOR + 1.750%) 1.934%, 1/29/27	2,022	1,519
Ducommun, Inc. Tranche B (1 month LIBOR + 4.000%) 4.186%, 11/21/25	7,432	6,850
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 3.808%, 4/6/26	3,211	2,733
2020, Tranche B-2 (3 month LIBOR + 3.500%) 4.950%, 4/6/26	1,726	1,470
Kestrel Bidco, Inc. (3 month LIBOR + 3.000%) 4.000%, 12/11/26	2,993	2,391
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 7.780%, 4/13/21(2)	10,912	1,910
MB Aerospace Holdings II Corp. First Lien (3 month LIBOR + 3.500%) 4.500%, 1/22/25	7,167	5,133
Science Applications International Corp. Tranche B (1 month LIBOR + 1.875%) 2.053%, 10/31/25	6,826	6,600
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.428%, 5/30/25	13,904	12,453
Tranche F (1 month LIBOR + 2.250%) 2.428%, 12/9/25	6,811	6,111
WP CPP Holdings LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 4/30/25	9,842	8,470
		77,571

	Par Value	Value

Chemicals—7.0%
Ascend Performance Materials Operations LLC (3 month LIBOR + 5.250%) 6.250%, 8/27/26	$ 2,873	$ 2,813
Consolidated Energy Finance S.A. (1 month LIBOR + 2.500%) 2.694%, 5/7/25	9,704	8,782
Emerald Performance Materials LLC Second Lien (1 month LIBOR + 7.750%) 8.750%, 8/1/22	9,347	8,919
Ferro Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 2.558%, 2/14/24	5,278	5,103
Tranche B-2 (3 month LIBOR + 2.250%) 2.558%, 2/14/24	3,387	3,275
Tranche B-3 (3 month LIBOR + 2.250%) 2.558%, 2/14/24	2,927	2,830
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 3.270%, 8/7/24	14,028	13,385
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.190%, 10/21/24	8,483	8,173
Ineos Enterprises Holdings US Finco LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 8/28/26	1,546	1,479
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.178%, 4/1/24	29,206	27,627
Minerals Technologies, Inc. Tranche B-1 (1 month LIBOR + 2.250%) 3.000%, 2/14/24	6,894	6,687
New Arclin U.S. Holding Corp. (1 month LIBOR + 3.500%) 4.500%, 2/14/24	1,689	1,623
PQ Corp. Tranche B (1 month LIBOR + 2.250%) 2.428%, 2/8/27	14,298	13,750
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 3.188%, 10/1/25	17,195	16,120
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 2.178%, 9/6/24	3,915	3,721
Tronox Finance LLC First Lien (1 month LIBOR + 2.750%) 2.982%, 9/23/24	5,364	5,138
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 4.500%, 10/28/24	4,078	3,490
Second Lien (3 month LIBOR + 8.250%) 9.250%, 10/27/25	7,470	5,180
		138,095

Consumer Non-Durables—0.9%
ABG Intermediate Holdings 2 LLC First Lien (3 month LIBOR + 3.500%) 3.808%, 9/27/24	6,957	6,483
Coty, Inc. Tranche A (1 month LIBOR + 1.500%) 1.925%, 4/5/23	13,246	11,921
		18,404

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—3.0%
APR Operating LLC Second Lien (3 month LIBOR + 7.000%) 8.437%, 5/27/24	$ 8,330	$ 3,999
BCP Raptor II LLC (1 month LIBOR + 4.750%) 0.000%, 11/3/25	3,752	2,420
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.250%, 6/24/24	7,891	5,642
Blackbrush Oil & Gas LP (3 month LIBOR + 8.000%) 9.890%, 1/29/24	12,490	8,743
ChampionX Holding, Inc. (1 month LIBOR + 5.000%) 6.000%, 6/3/27	2,800	2,751
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 7.700%, 3/6/23	17,017	11,128
FTS International, Inc. (3 month LIBOR + 4.750%) 5.750%, 4/16/21	7,524	5,182
Keane Group Holdings LLC (1 month LIBOR + 3.500%) 4.500%, 5/26/25	7,688	6,535
Lealand Finance Co. B.V. (1 month LIBOR + 4.000%) 4.178%, 6/30/25	1,879	1,592
Osum Production Corp. 2022 (3 month LIBOR + 7.500%) 8.950%, 7/31/22	4,696	3,522
Summit Midstream Partners Holdings LLC (3 month LIBOR + 6.000%) 7.000%, 5/13/22	7,709	1,727
Woodford Express LLC (1 month LIBOR + 5.000%) 6.000%, 1/27/25	8,140	5,400
		58,641

Financial—7.8%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.000%, 4/3/24	3,845	2,858
Aretec Group, Inc.
First Lien (1 month LIBOR + 4.250%) 4.428%, 10/1/25	12,843	11,752
Second Lien (1 month LIBOR + 8.250%) 8.428%, 10/1/26	5,930	4,798
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.678%, 8/4/25	7,875	7,816
Tranche B-4 (1 month LIBOR + 3.000%) 3.178%, 8/4/22	30,376	29,515
Tranche B-6 (1 month LIBOR + 3.000%) 3.178%, 11/3/23	17,713	17,108
Blackstone Mortgage Trust, Inc. Tranche B-2 (1 month LIBOR + 4.750%) 5.750%, 5/20/26	3,400	3,315
Ditech Holding Corp. Tranche B (3 month LIBOR + 6.000%) 7.739%, 6/30/22(4)	6,332	2,612
DRW Holdings LLC First Lien (1 month LIBOR + 4.250%) 4.428%, 11/26/26	1,995	1,935
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 3.440%, 12/22/23	7,855	7,630
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 3.428%, 10/1/25	18,701	18,248
	Par Value	Value

Financial—continued
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 2.808%, 2/1/27	$ 4,020	$ 3,868
Franklin Square Holdings LP Tranche B (1 month LIBOR + 2.250%) 2.438%, 8/1/25	5,541	5,347
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.931%, 6/28/23	16,057	15,414
Jane Street Group LLC (1 month LIBOR + 3.000%) 3.178%, 1/31/25	4,385	4,258
Mitchell International, Inc. First Lien (1 month LIBOR + 3.250%) 3.428%, 11/29/24	5,175	4,816
VFH Parent LLC (1 month LIBOR + 3.000%) 3.188%, 3/1/26	12,635	12,293
		153,583

Food / Tobacco—1.9%
JBS USA Lux S.A. (3 month LIBOR + 2.000%) 3.072%, 5/1/26	9,675	9,219
NPC International, Inc. Second Lien (1 month LIBOR + 7.500%) 8.500%, 4/18/25(4)	1,265	25
Panera Bread Co. (1 month LIBOR + 2.250%) 2.438%, 6/13/22	29,236	27,263
US Foods, Inc. 2019, Tranche B (1 month LIBOR + 2.000%) 3.072%, 9/13/26	1,380	1,282
		37,789

Food and Drug—0.3%
United Natural Foods, Inc. (1 month LIBOR + 4.250%) 4.428%, 10/22/25	6,911	6,575
Forest Prod / Containers—0.5%
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 2.924%, 2/6/23	9,725	9,267
Gaming / Leisure—5.6%
Aristocrat Technologies, Inc.
(3 month LIBOR + 3.750%) 4.750%, 10/19/24	900	891
Tranche B-3 (3 month LIBOR + 1.750%) 2.859%, 10/19/24	5,148	4,878
Bombardier Recreational Products, Inc. 2020 (3 month LIBOR + 5.000%) 6.000%, 5/24/27	1,500	1,509
Caesars Resort Collection LLC
(3 month LIBOR + 4.500%) 0.000%, 6/19/25(5)	11,900	11,164
Tranche B (1 month LIBOR + 2.750%) 2.928%, 12/23/24	17,765	15,750
Carnival Corp. (3 month LIBOR + 7.500%) 0.000%, 6/26/25(5)	2,370	2,281
CEOC LLC Tranche B (1 month LIBOR + 2.000%) 2.178%, 10/7/24	14,642	14,564
Everi Payments, Inc. Tranche B (3 month LIBOR + 2.750%) 3.822%, 5/9/24	12,693	11,603

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
GLP Capital LP Tranche C (1 month LIBOR + 1.500%) 1.679%, 4/29/21	$24,236	$ 23,994
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 3.750%, 10/21/24	2,764	2,490
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	4,426	3,714
Playtika Holding Corp. Tranche B (3 month LIBOR + 6.000%) 7.072%, 12/10/24	8,511	8,490
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 3.808%, 7/10/25	4,104	4,074
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	7,093	6,437
		111,839

Healthcare—5.3%
Acadia Healthcare Co., Inc.
Tranche B-3 (1 month LIBOR + 2.500%) 2.678%, 2/11/22	901	880
Tranche B-4 (1 month LIBOR + 2.500%) 2.678%, 2/16/23	6,160	6,020
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	8,941	8,583
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 3.688%, 5/4/25	6,187	5,638
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.190%, 6/2/25	2,322	2,253
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(5)	9,565	9,103
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	3,880	3,814
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.000%) 2.109%, 11/15/27	1,883	1,810
HCA, Inc. Tranche B-12 (1 month LIBOR + 1.750%) 1.928%, 3/13/25	16,282	15,927
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 5.500%, 12/19/22	13,260	11,403
Kindred Healthcare, Inc. (3 month LIBOR + 5.000%) 5.188%, 7/2/25	8,868	8,469
Lannett Co., Inc.
Tranche A (1 month LIBOR + 5.000%) 6.000%, 11/25/20	5,783	5,638
Tranche B (1 month LIBOR + 5.375%) 6.375%, 11/25/22	4,351	4,257
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.928%, 11/17/25	4,015	3,754
Owens & Minor, Inc. Tranche B (1 month LIBOR + 4.500%) 4.673%, 5/2/25	10,122	8,930
Syneos Health, Inc. Tranche A, First Lien (1 month LIBOR + 1.500%) 1.674%, 3/25/24	2,962	2,814
	Par Value	Value

Healthcare—continued
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 3.750%, 2/6/24	$ 6,525	$ 4,971
		104,264

Housing—3.9%
Brookfield Property REIT, Inc.
Tranche A-2 (1 month LIBOR + 2.500%) 2.678%, 8/28/23	6,833	6,076
Tranche B (1 month LIBOR + 2.500%) 2.678%, 8/27/25	17,199	14,354
Cushman & Wakefield US Borrower LLC (1 month LIBOR + 2.750%) 2.928%, 8/21/25	22,271	20,924
Invitation Homes Operating Partnership LP (1 month LIBOR + 1.700%) 1.884%, 2/7/22	15,212	14,553
Realogy Group LLC Tranche A (3 month LIBOR + 2.250%) 2.441%, 2/8/23	13,436	12,419
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.178%, 11/21/24	8,379	8,033
		76,359

Information Technology—7.4%
Avaya, Inc. Tranche B (1 month LIBOR + 4.250%) 4.435%, 12/15/24	19,803	18,229
Brooks Automation, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 10/4/24(5)	2,229	2,151
Ciena Corp. 2020 (1 month LIBOR + 1.750%) 1.940%, 9/26/25	3,816	3,737
Cornerstone OnDemand, Inc. (2 month LIBOR + 4.250%) 5.348%, 4/22/27	5,500	5,407
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 9/19/25	7,925	7,710
EIG Investors Corp. 2018 (3 month LIBOR + 3.750%) 4.750%, 2/9/23	10,415	10,033
Gigamon, Inc. First Lien (3 month LIBOR + 4.250%) 5.250%, 12/27/24	5,212	4,951
GlobalFoundries, Inc. (3 month LIBOR + 4.750%) 5.063%, 6/5/26	7,969	7,651
Internap Holding LLC PIK Interest Capitalization (1 month LIBOR + 6.500%) 7.500%, 5/8/25(2)(6)	3,076	1,692
MA Financeco LLC Tranche B-3 (1 month LIBOR + 2.500%) 2.678%, 6/21/24	1,320	1,227
MA FinanceCo LLC Tranche B-4 (3 month LIBOR + 4.250%) 5.250%, 6/5/25	6,850	6,667
Macom Technology Solutions Holdings, Inc. (1 month LIBOR + 2.250%) 2.428%, 5/17/24	7,857	7,281
Mavenir Systems, Inc. (3 month LIBOR + 6.000%) 7.000%, 5/8/25	6,972	6,903
McAfee LLC Tranche B (1 month LIBOR + 3.750%) 3.934%, 9/30/24	9,014	8,756

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 4.000%, 11/3/23	$ 4,281	$ 4,072
Seattle Escrow Borrower LLC (1 month LIBOR + 2.500%) 2.678%, 6/21/24	8,912	8,288
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.928%, 2/5/24	7,713	7,465
Surf Holdings S.a.r.l First Lien (3 month LIBOR + 3.500%) 3.827%, 3/5/27	2,842	2,718
Tech Data Corp.
(3 month LIBOR + 3.500%) 0.000%, 6/26/25(5)	4,740	4,691
(3 month LIBOR + 5.500%) 0.000%, 6/26/25(5)	4,740	4,550
TierPoint LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 5/6/24	2,937	2,788
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 0.000%, 5/4/26(5)	2,500	2,466
Second Lien (3 month LIBOR + 6.750%) 0.000%, 5/3/27(5)	250	254
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 4.678%, 8/27/25	6,659	6,459
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.183%, 3/2/27	5,087	4,795
Xperi Holding Corp. Tranche B (1 month LIBOR + 4.000%) 4.173%, 6/1/25	6,500	6,159
		147,100

Manufacturing—0.9%
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 4.572%, 6/30/24	10,747	4,628
Clark Equipment Co. Tranche B (3 month LIBOR + 1.750%) 2.058%, 5/20/24	4,053	3,894
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 4.250%, 1/28/22	2,701	2,187
Gardner Denver, Inc. Tranche A (3 month LIBOR + 4.000%) 0.000%, 3/1/27(5)	1,000	970
TecoStar Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.500%) 4.675%, 5/1/24	7,335	6,914
		18,593

Media / Telecom - Broadcasting—2.9%
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 2.673%, 1/2/26	12,169	11,752
Hubbard Radio LLC (3 month LIBOR + 3.500%) 4.500%, 3/28/25(2)	7,000	6,230
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.178%, 5/1/26	3,514	3,230
	Par Value	Value

Media / Telecom - Broadcasting—continued
LCPR Loan Financing LLC (1 month LIBOR + 5.000%) 5.185%, 10/15/26	$13,745	$ 13,607
Mission Broadcasting, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 2.423%, 1/17/24	1,863	1,768
Nexstar Broadcasting, Inc.
Tranche A-4 (1 month LIBOR + 1.750%) 1.923%, 10/26/23	12,263	11,588
Tranche B-3 (1 month LIBOR + 2.250%) 2.434%, 1/17/24	7,238	6,867
Quincy Newspapers, Inc. Tranche B (1 month LIBOR + 3.000%) 4.000%, 11/2/22	2,381	2,191
WXXA-TV LLC Tranche A-4 (1 month LIBOR + 2.000%) 2.173%, 10/20/23	351	332
		57,565

Media / Telecom - Cable/Wireless Video—6.8%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.930%, 2/1/27	6,656	6,391
Cogeco Communications USA II LP Tranche B (1 month LIBOR + 2.000%) 2.178%, 1/3/25	5,433	5,184
Coral-US Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.428%, 1/31/28	17,870	16,943
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.435%, 7/17/25	15,180	14,326
2019 (1 month LIBOR + 2.500%) 2.685%, 4/15/27	7,464	7,065
Intelsat Jackson Holdings S.A.
(3 month LIBOR + 4.550%) 5.050%, 7/14/21	1,219	1,235
(3 month LIBOR + 4.550%) 5.050%, 7/14/21(7)	1,219	1,235
Tranche B-3 (3 month PRIME + 2.750%) 6.000%, 11/27/23(8)	16,345	16,233
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.185%, 4/30/28	13,250	12,472
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.685%, 1/31/28	20,445	19,479
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.685%, 4/30/28	35,265	33,201
		133,764

Media / Telecom - Diversified Media—8.0%
Alliance Data Systems Corp. 2017 (1 month LIBOR + 1.750%) 1.928%, 6/14/22	8,939	8,805
Alpha Topco Ltd. 2018, Tranche B-3 (3 month LIBOR + 2.500%) 3.500%, 2/1/24	4,277	4,061
AP NMT Acquisition B.V.
Tranche B, First Lien (3 month LIBOR + 5.750%) 7.201%, 8/13/21	16,909	16,507

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Tranche B, Second Lien (3 month LIBOR + 9.000%) 10.437%, 8/13/22	$ 2,663	$ 2,601
Banijay Entertainment SAS (3 month LIBOR + 3.750%) 0.000%, 2/24/25(5)	5,650	5,339
Crown Finance US, Inc.
(3 month LIBOR + 2.250%) 3.322%, 2/28/25	10,368	7,761
(3 month LIBOR + 2.500%) 3.572%, 9/30/26	4,228	3,111
Deluxe Entertainment Services Group, Inc. PIK Interest Capitalization, Second Lien (3 month LIBOR + 8.500%) 9.500%, 9/25/24(9)	4,101	3,075
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 5.750%, 11/3/23	22,846	16,567
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 1.750%) 1.928%, 3/22/23	9,278	8,768
Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/24/25	13,864	13,075
Meredith Corp. Tranche B-3 (3 month LIBOR + 4.250%) 0.000%, 1/31/25(5)	2,000	1,905
Merrill Communications LLC Tranche B, First Lien (6 month LIBOR + 5.000%) 6.195%, 10/5/26	3,025	2,949
MH Sub I LLC
First Lien (3 month LIBOR + 3.750%) 4.572%, 9/15/24	9,532	9,156
Tranche B, Second Lien (3 month LIBOR + 7.500%) 8.572%, 9/15/25	1,695	1,605
Nielsen Finance LLC
Tranche B-4 (1 month LIBOR + 2.000%) 2.180%, 10/4/23	11,610	11,178
Tranche B-5 (1 month LIBOR + 3.750%) 4.750%, 6/4/25	2,250	2,225
WebMD Health Corp. 2020 (3 month LIBOR + 3.750%) 4.750%, 9/13/24	1,385	1,333
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.930%, 5/19/25	47,856	38,866
		158,887

Media / Telecom - Telecommunications—8.7%
Altice Financing S.A.
2017 (1 month LIBOR + 2.750%) 2.935%, 7/15/25	10,682	10,084
2017 (1 month LIBOR + 2.750%) 2.930%, 1/31/26	13,276	12,501
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/15/27	27,890	26,232
Cincinnati Bell, Inc. Tranche B (1 month LIBOR + 3.250%) 4.250%, 10/2/24	15,674	15,469
Connect US Finco LLC (1 month LIBOR + 4.500%) 5.500%, 12/12/26	8,608	8,076
Level 3 Financing, Inc. 2027, Tranche B (3 month LIBOR + 1.750%) 1.924%, 3/1/27	14,893	14,058
	Par Value	Value

Media / Telecom - Telecommunications—continued
Neustar, Inc. Tranche B-4, First Lien (3 month LIBOR + 3.500%) 4.572%, 8/8/24	$ 9,693	$ 8,847
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 2.928%, 7/31/25	31,680	29,936
Tranche B-12 (1 month LIBOR + 3.688%) 3.872%, 1/31/26	20,143	19,272
Tranche B-13 (1 month LIBOR + 4.000%) 4.185%, 8/14/26	20,956	20,106
Zacapa LLC (3 month LIBOR + 4.500%) 5.572%, 7/2/25	8,946	8,610
		173,191

Media / Telecom - Wireless Communications—1.5%
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.178%, 4/1/27	30,300	30,235
Metals / Minerals—3.3%
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 3.750%, 12/22/23	14,805	14,446
Big River Steel LLC (3 month LIBOR + 5.000%) 6.000%, 8/23/23	8,918	8,360
CNX Resources Corp. Tranche B (1 month LIBOR + 4.500%) 4.680%, 9/27/24(2)	5,552	4,386
GrafTech Finance, Inc. (1 month LIBOR + 3.500%) 4.500%, 2/12/25	22,154	21,527
Metallurg, Inc. (1 month LIBOR + 3.000%) 3.178%, 2/1/25	6,976	6,453
Oxbow Carbon LLC Tranche B, First Lien (1 month LIBOR + 3.750%) 3.928%, 1/4/23	5,575	5,352
TMS International Corp. Tranche B-2 (1 month LIBOR + 2.750%) 3.750%, 8/14/24	4,260	4,026
U.S. Silica Co.
(1 month LIBOR + 1.375%) 1.422%, 5/1/23(2)	563	376
(1 month LIBOR + 1.375%) 1.422%, 5/1/23(2)(7)	1,687	1,127
		66,053

Real Estate—0.2%
Hill Street Properties LLC PIK Interest Capitalization 12.500%, 2/5/24(2)(10)	3,275	3,176
Retail—1.3%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 5.250%, 8/19/22	3,273	1,090
ASHCO LLC (3 month LIBOR + 5.000%) 6.072%, 9/25/24	8,503	8,160
Belk, Inc. (3 month LIBOR + 6.750%) 7.750%, 7/31/25	9,660	3,403
CWGS Group LLC (3 month LIBOR + 2.750%) 4.123%, 11/8/23	10,732	9,672
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 5.250%, 6/23/23(8)	3,733	1,339

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Retail—continued
Petco Animal Supplies, Inc. (3 month LIBOR + 3.250%) 0.000%, 1/26/23(5)	$ 2,375	$ 1,928
		25,592

Service—7.1%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 3.000%) 3.178%, 4/11/25	5,488	5,076
APX Group, Inc. (1 month LIBOR + 5.000%) 5.180%, 12/31/25	6,114	5,665
Ascend Learning LLC (1 month LIBOR + 3.000%) 4.000%, 7/12/24	6,790	6,446
Cardtronics USA, Inc. (3 month LIBOR + 4.000%) 0.000%, 6/25/27(5)	1,000	980
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 2.678%, 12/7/23	5,608	4,997
Conservice Midco LLC Tranche B (3 month LIBOR + 4.250%) 4.558%, 5/7/27	3,165	3,078
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.000%) 3.750%, 2/3/25	4,713	4,470
Second Lien (1 month LIBOR + 6.750%) 7.500%, 2/2/26	845	752
DiscoverOrg LLC First Lien (1 month LIBOR + 3.750%) 3.928%, 2/2/26	4,416	4,306
Exela Intermediate LLC 2018 (6 month LIBOR + 6.500%) 7.500%, 7/12/23	6,684	1,758
GFL Environmental, Inc. 2018 (3 month LIBOR + 3.000%) 4.000%, 5/30/25	6,919	6,713
KAR Auction Services, Inc. Tranche B-6 (1 month LIBOR + 2.250%) 2.500%, 9/21/26	3,111	2,944
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 5.178%, 9/18/26	4,335	4,140
National Intergovernmental Purchasing Alliance Co.
First Lien (3 month LIBOR + 3.750%) 4.058%, 5/23/25	6,452	6,205
Second Lien (3 month LIBOR + 7.500%) 7.808%, 5/22/26	3,375	2,734
Pathway Vet Alliance LLC
(3 month LIBOR + 3.250%) 0.000%, 3/31/27(5)	729	707
First Lien (3 month LIBOR + 4.000%) 0.000%, 3/31/27(5)(7)	59	58
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 1/3/25	11,803	11,252
PricewaterhouseCoopers Public Sector LLP (1 month LIBOR + 4.500%) 4.678%, 5/1/25	13,421	12,929
Red Ventures LLC Tranche B-2 (1 month LIBOR + 2.500%) 2.678%, 11/8/24	4,857	4,576
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.428%, 12/31/25	5,462	5,144
	Par Value	Value

Service—continued
SGS Cayman LP (3 month LIBOR + 5.375%) 6.375%, 4/23/21	$ 2,847	$ 2,425
Shutterfly, Inc.
Tranche B, First Lien (3 month LIBOR + 6.000%) 6.308%, 9/25/26	1,600	1,459
Tranche B-1 (3 month LIBOR + 6.500%) 7.500%, 9/25/26	1,600	1,462
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.430%, 7/17/25	4,595	4,434
STG-Fairway Holdings LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 1/31/27(5)	1,560	1,450
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 6.375%, 4/23/21	12,233	10,419
TKC Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	5,097	4,760
Second Lien (3 month LIBOR + 8.000%) 9.000%, 2/1/24	2,172	1,824
Travelport Finance (Luxembourg) S.a.r.l. First Lien (3 month LIBOR + 5.000%) 6.072%, 5/29/26	5,866	3,836
Ventia Finco Pty Ltd. 2019, Tranche B (3 month LIBOR + 3.500%) 5.000%, 5/21/26	8,358	8,149
Weight Watchers International, Inc. (1 month LIBOR + 4.750%) 5.500%, 11/29/24	5,884	5,762
		140,910

Transportation - Automotive—3.1%
Adient US LLC (1 month LIBOR + 4.000%) 4.503%, 5/6/24	6,429	6,158
Autokiniton US Holdings, Inc.
2019, Tranche B (1 month LIBOR + 5.750%) 5.928%, 5/22/25	4,612	4,335
Tranche B (1 month LIBOR + 6.375%) 6.553%, 5/22/25(2)	4,900	4,606
Dana, Inc. 2018, Tranche B (1 month LIBOR + 2.250%) 3.250%, 2/27/26	4,462	4,295
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 4.500%, 7/24/24	8,304	7,738
Holley Purchaser, Inc. First Lien (3 month LIBOR + 5.000%) 5.760%, 10/24/25	4,127	3,364
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.700%, 11/6/24	9,059	8,557
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 4.178%, 5/22/24	7,319	6,587
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.178%, 10/1/25	8,677	7,477
Wabash National Corp. Tranche B-4 (1 month LIBOR + 2.250%) 2.450%, 3/18/22	8,119	7,713
		60,830

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Transportation - Land Transportation—0.6%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 6.000%, 2/27/24	$ 7,468	$ 6,845
Savage Enterprises LLC Tranche B, First Lien (1 month LIBOR + 3.000%) 3.190%, 8/1/25	5,594	5,374
		12,219

Utility—2.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	6,384	6,151
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.178%, 1/15/25	8,181	7,866
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 4.750%, 10/2/25	14,292	13,832
Granite Generation LLC (1 month LIBOR + 3.750%) 4.750%, 11/9/26	6,916	6,721
Invenergy Thermal Operating I LLC (1 month LIBOR + 3.000%) 3.178%, 8/28/25	3,892	3,814
PG&E Corp. (3 month LIBOR + 4.500%) 5.500%, 6/18/25	3,560	3,493
Talen Energy Supply LLC (3 month LIBOR + 3.750%) 3.928%, 7/8/26	3,215	3,135
WaterBridge Midstream Operating LLC (3 month LIBOR + 5.750%) 6.750%, 6/22/26	3,990	3,247
		48,259
Total Leveraged Loans (Identified Cost $2,042,552)		1,868,761

	Shares
Preferred Stock—0.0%
Energy—0.0%
Templar Energy LLC Class A, 0.000%(2)(11)	9,283	—
Total Preferred Stock (Identified Cost $58)		—

Common Stocks—0.8%
Communication Services—0.0%
Desg Holdings, Inc.(2)	477,100	298
Consumer Discretionary—0.4%
TRU Kids, Inc.(2)(11)	2,073	7,915
Wayne Services Legacy, Inc. (2)(11)	2,073	—
		7,915

Energy—0.2%
McDermott International Ltd.(2)(11)	830,806	2,775
Sunshine Oil & Gas, Inc.(2)	120,539	603
	Shares	Value

Energy—continued
Templar Energy LLC Class A(2)(11)	1,608,573	$ 16
		3,394

Information Technology—0.1%
Internap Holding LLC(2)	681,392	1,192
Real Estate—0.1%
Hill Street Properties(2)(11)	84,879	2,122
Total Common Stocks (Identified Cost $68,331)		14,921

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(2)(11)	410,667	339
Total Rights (Identified Cost $554)		339

Warrant—0.0%
Real Estate—0.0%
Hill Street Properties(11)	144,525	—
Total Warrant (Identified Cost $2)		—

Total Long-Term Investments—95.9% (Identified Cost $2,127,529)		1,899,230

TOTAL INVESTMENTS—95.9% (Identified Cost $2,127,529)		$1,899,230
Other assets and liabilities, net—4.1%		81,918
NET ASSETS—100.0%		$1,981,148

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $6,419 or 0.3% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	53% of the income received was in cash and 47% was in PIK.
(7)	Represents unfunded portion of security and commitment fee earned on this portion.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	74% of the income received was in cash and 26% was in PIK.
(10)	100% of the income received was in PIK.
(11)	Non-income producing.

Country Weightings†
United States	86%
Luxembourg	6
France	4
Netherlands	1
United Kingdom	1
Canada	1
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2020.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 15,209	$ 15,209	$ —(1)
Leveraged Loans	1,868,761	1,845,258	23,503
Equity Securities:
Common Stocks	14,921	—	14,921
Preferred Stock	—	—	— (1)
Rights	339	—	339
Warrant	—	—	—
Total Investments	$1,899,230	$1,860,467	$38,763

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using quoted prices (Level 1) at June 30, 2020.
Securities held by the Fund with an end of period value of $11,402 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $10,902 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Leveraged Loans	Common Stocks	Preferred Stock	Rights
Investments in Securities
Balance as of December 31, 2019:	$ 53,363	$14,962 (a)	$ 23,411	$14,990 (a)	$— (a)	$ —
Accrued discount/(premium)	142	21	121	—	—	—
Realized gain (loss)	(6,585)	11	(263)	(6,333)	—	—
Change in unrealized appreciation (depreciation)(b)	1,293	(858)	685	1,681	—	(215)
Purchases	12,825	—	7,488	4,783	—	554
Sales (c)	(21,775)	(5,346)	(16,229)	(200)	—	—
Transfers into Level 3(d)	10,902	—	10,902	—	—	—
Transfers from Level 3(d)	(11,402)	(8,790)	(2,612)	—	—	—
Balance as of June 30, 2020	$ 38,763	$ —(a)	$ 23,503	$14,921 (a)	$— (a)	$ 339
(a) Includes internally fair valued security currently priced at $0.
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, was $746.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of June 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—98.0%
Alabama—3.4%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$1,000	$ 1,219
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,211
		2,430

California—8.2%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,478
California, State of, General Obligation 5.000%, 9/1/30	1,000	1,053
San Diego Redevelopment Agency Successor Agency
5.000%, 9/1/28	500	594
5.000%, 9/1/29	405	478
San Mateo Foster, City of, Public Financing Authority Revenue
4.000%, 5/1/45	500	579
4.000%, 5/1/48	500	578
		5,760

Colorado—3.3%
E-470 Public Highway Authority
Toll Highway Revenue 5.000%, 9/1/35	800	1,046
Toll Highway Revenue 5.000%, 9/1/36	1,000	1,302
		2,348

Connecticut—4.4%
Connecticut, State of,
Sales Tax Revenue 5.000%, 10/1/27	985	1,243
Sales Tax Revenue 5.000%, 5/1/37	1,500	1,901
		3,144

District of Columbia—1.8%
District of Columbia, General Obligation 5.000%, 6/1/31	1,000	1,247
Florida—1.8%
Collier County, Water-Sewer District Revenue 5.000%, 7/1/33	1,000	1,239
Georgia—3.8%
Development Authority for Fulton County, Georgia Tech Athletic Association Revenue (Pre-Refunded 4/1/21 @ 100) 5.750%, 10/1/36	1,250	1,301
Forsyth County School District General Obligation 5.000%, 2/1/32	1,000	1,359
		2,660

	Par Value	Value

Illinois—1.8%
Illinois Finance Authority Revenue 5.000%, 7/1/28	$1,000	$ 1,258
Maryland—11.8%
Maryland, State of, Transportation Authority
Toll Highway Revenue 4.000%, 7/1/45	1,000	1,171
Toll Highway Revenue 4.000%, 7/1/50	1,000	1,165
Prince George’s County, General Obligation 5.000%, 7/15/32	2,310	3,001
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	2,320	2,965
		8,302

Massachusetts—3.5%
Massachusetts, State of, Bay Transportation Authority Sales Tax Revenue 5.000%, 7/1/45	2,000	2,468
Minnesota—1.7%
Minnesota, State of, General Obligation 5.000%, 8/1/29	1,000	1,215
New York—6.0%
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	1,000	1,146
New York State Dormitory Authority 5.000%, 7/1/31	500	693
New York State Dormitory Authority, Sales Tax Revenue (Pre-Refunded 3/15/23 @ 100) 5.000%, 3/15/29	1,000	1,126
Triborough Bridge & Tunnel Authority Toll Highway Revenue 5.000%, 11/15/49	1,000	1,253
		4,218

Oregon—1.6%
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,160
Tennessee—1.8%
Tennessee, State of, General Obligation 5.000%, 9/1/30	1,000	1,285
Texas—22.2%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39	1,000	1,119
Fort Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,296
Klein, City of, Independent School District General Obligation (PSF-GTD Insured) 4.000%, 8/1/34	1,000	1,129
New Braunfels, City of, TX Utility System Revenue
4.000%, 7/1/35	500	589
4.000%, 7/1/37	1,500	1,754
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Texas—continued
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	$ 750	$ 970
Round Rock Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/1/26	1,000	1,251
Texas Water Development Board Implementation Revenue 5.000%, 10/15/31	5,000	6,404
Texas, State of, General Obligation 5.000%, 8/1/27	1,000	1,178
		15,690

Virginia—3.5%
Virginia Resources Authority Revenue 5.000%, 10/1/29	2,000	2,460
Washington—13.3%
Energy Northwest Revenue
5.000%, 7/1/33	2,000	2,506
5.000%, 7/1/34	2,000	2,367
University of Washington
5.000%, 4/1/33	500	661
5.000%, 4/1/34	500	658
5.000%, 4/1/35	500	656
Washington, State of, General Obligation 5.000%, 8/1/29	2,000	2,564
		9,412

Wisconsin—4.1%
Wisconsin, State of,
General Obligation 5.000%, 5/1/28	1,250	1,591
General Obligation 5.000%, 5/1/31	1,000	1,319
		2,910

Total Municipal Bonds (Identified Cost $66,357)		69,206

Total Long-Term Investments—98.0% (Identified Cost $66,357)		69,206

	Shares	Value
Short-Term Investment—4.9%
Money Market Mutual Fund—4.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	3,431,741	$ 3,432
Total Short-Term Investment (Identified Cost $3,432)		3,432

TOTAL INVESTMENTS—102.9% (Identified Cost $69,789)		$72,638
Other assets and liabilities, net—(2.9)%		(2,036)
NET ASSETS—100.0%		$70,602

Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At June 30, 2020, 8.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$69,206	$ —	$69,206
Money Market Mutual Fund	3,432	3,432	—
Total Investments	$72,638	$3,432	$69,206
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.5%
Communication Services—16.2%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$ 1,565	$ 1,714
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,820	1,861
CCO Holdings LLC
144A 5.875%, 5/1/27(1)	635	663
144A 4.500%, 8/15/30(1)	1,523	1,554
144A 4.500%, 5/1/32(1)	405	410
CenturyLink, Inc.
7.500%, 4/1/24	1,365	1,500
7.600%, 9/15/39	432	465
7.650%, 3/15/42	342	367
Cincinnati Bell, Inc. 144A 8.000%, 10/15/25(1)	1,869	1,951
Cinemark USA, Inc. 144A 8.750%, 5/1/25(1)	290	300
CSC Holdings LLC 144A 7.750%, 7/15/25(1)	755	785
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	595	431
DISH DBS Corp. 144A 7.375%, 7/1/28(1)	408	405
Frontier Communications Corp. 144A 8.000%, 4/1/27(1)	4,225	4,288
Intelsat Jackson Holdings S.A. 144A 8.000%, 2/15/24(1)(2)	773	784
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	2,125	2,167
Level 3 Financing, Inc. 5.375%, 5/1/25	1,000	1,021
Live Nation Entertainment, Inc.
144A 4.875%, 11/1/24(1)	325	293
144A 5.625%, 3/15/26(1)	330	300
144A 6.500%, 5/15/27(1)	940	968
Meredith Corp. 144A 6.500%, 7/1/25(1)	202	200
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(1)	241	255
Sprint Communications, Inc. 11.500%, 11/15/21	2,405	2,664
Sprint Corp. 7.625%, 2/15/25	1,025	1,183
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,400	1,460
ViacomCBS, Inc. 6.250%, 2/28/57	1,025	1,051
WMG Acquisition Corp. 144A 3.875%, 7/15/30(1)	493	498
Ziggo B.V. 144A 5.500%, 1/15/27(1)	1,850	1,880
Ziggo Bond Co. B.V. 144A 5.125%, 2/28/30(1)	665	660
		32,078

Consumer Discretionary—18.8%
Abercrombie & Fitch Management Co. 144A 8.750%, 7/15/25(1)	502	495
Boyd Gaming Corp. 6.000%, 8/15/26	495	460
	Par Value	Value

Consumer Discretionary—continued
Carnival Corp. 144A 11.500%, 4/1/23(1)	$ 1,615	$ 1,744
Century Communities, Inc.
5.875%, 7/15/25	1,598	1,590
6.750%, 6/1/27	1,930	1,940
Churchill Downs, Inc. 144A 5.500%, 4/1/27(1)	980	953
COLT Merger Sub, Inc.
144A 6.250%, 7/1/25(1)	505	501
144A 8.125%, 7/1/27(1)	610	593
Expedia Group, Inc. 144A 6.250%, 5/1/25(1)	860	918
Ford Motor Co.
9.000%, 4/22/25	1,260	1,362
9.625%, 4/22/30	355	420
5.291%, 12/8/46	585	481
Ford Motor Credit Co. LLC
3.470%, 4/5/21	455	445
5.596%, 1/7/22	730	736
5.584%, 3/18/24	400	404
5.125%, 6/16/25	690	692
Gap, Inc. (The) 144A 8.625%, 5/15/25(1)	435	461
General Motors Co. 6.750%, 4/1/46	1,510	1,646
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	855	859
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	570	584
Kohl’s Corp. 9.500%, 5/15/25	565	644
L Brands, Inc. 144A 6.875%, 7/1/25(1)	870	898
Lear Corp. 5.250%, 5/15/49	1,760	1,819
Lennar Corp. 5.875%, 11/15/24	1,255	1,371
Liberty Interactive LLC 8.250%, 2/1/30	825	803
Marriott International, Inc. 5.750%, 5/1/25	525	572
Marriott Ownership Resorts, Inc. 144A 4.750%, 1/15/28(1)	545	495
Mattamy Group Corp. 144A 4.625%, 3/1/30(1)	440	422
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	285	292
MGM Resorts International
7.750%, 3/15/22	280	285
5.750%, 6/15/25	355	351
Michaels Stores, Inc. 144A 8.000%, 7/15/27(1)	330	287
Motors Liquidation Co. Escrow(3)	53,982	—
Newell Brands, Inc. 4.875%, 6/1/25	271	284
Nordstrom, Inc. 144A 8.750%, 5/15/25(1)	450	484
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	662	677
144A 5.750%, 4/15/26(1)	1,627	1,686
PulteGroup, Inc. 7.875%, 6/15/32	205	262
See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
QVC, Inc.
5.125%, 7/2/22	$ 215	$ 217
4.750%, 2/15/27	990	957
5.450%, 8/15/34	570	515
Royal Caribbean Cruises Ltd. 144A 10.875%, 6/1/23(1)	750	771
Sally Holdings LLC 144A 8.750%, 4/30/25(1)	908	983
Shea Homes LP 144A 4.750%, 2/15/28(1)	730	694
Station Casinos LLC 144A 5.000%, 10/1/25(1)	980	862
TRI Pointe Group, Inc.
5.875%, 6/15/24	810	836
5.700%, 6/15/28	485	492
Vail Resorts, Inc. 144A 6.250%, 5/15/25(1)	140	147
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	575	427
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	342	346
Wyndham Destinations, Inc. 4.250%, 3/1/22	503	494
Yum! Brands, Inc. 144A 7.750%, 4/1/25(1)	545	588
		37,245

Consumer Staples—3.3%
JBS USA LUX S.A. 144A 5.500%, 1/15/30(1)	845	866
Kraft Heinz Foods Co.
6.875%, 1/26/39	175	216
144A 4.625%, 10/1/39(1)	1,395	1,400
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(1)	1,880	1,875
Sysco Corp. 6.600%, 4/1/50	785	1,078
Vector Group Ltd.
144A 6.125%, 2/1/25(1)	500	480
144A 10.500%, 11/1/26(1)	715	718
		6,633

Energy—11.2%
BP Capital Markets plc
4.375% (4)(5)	710	721
4.875% (4)(5)	710	733
California Resources Corp. 144A 8.000%, 12/15/22(1)(2)	2,682	114
Canadian Natural Resources Ltd. 6.250%, 3/15/38	185	221
ChampionX Corp. 6.375%, 5/1/26	931	865
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	863	982
DCP Midstream Operating LP 5.125%, 5/15/29	550	525
Endeavor Energy Resources LP 144A 6.625%, 7/15/25(1)	225	227
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	995	443
	Par Value	Value

Energy—continued
EQM Midstream Partners LP
6.500%, 7/15/48	$ 449	$ 410
144A 6.000%, 7/1/25(1)	505	510
144A 6.500%, 7/1/27(1)	505	517
EQT Corp.
6.125%, 2/1/25	285	284
7.000%, 2/1/30	570	587
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21	100	90
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	685	550
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	881	542
Occidental Petroleum Corp.
6.450%, 9/15/36	558	478
4.500%, 7/15/44	610	421
6.600%, 3/15/46	1,435	1,249
(3 month LIBOR + 0.950%) 1.398%, 2/8/21(6)	405	399
(3 month LIBOR + 1.250%) 1.684%, 8/13/21(6)	765	731
Series 1 4.100%, 2/1/21	655	658
Oceaneering International, Inc. 6.000%, 2/1/28	640	448
Parkland Corp. 144A 5.875%, 7/15/27(1)	1,100	1,141
Petroleos Mexicanos 6.875%, 8/4/26	690	653
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	655	609
SandRidge Energy, Inc. 8.125%, 10/15/22(3)	1,935	—
Targa Resources Partners LP 6.500%, 7/15/27	945	947
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	637	597
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	916	834
USA Compression Partners LP 6.875%, 4/1/26	940	908
Valaris plc 5.750%, 10/1/44(7)	1,405	105
Viper Energy Partners LP 144A 5.375%, 11/1/27(1)	1,027	1,007
Western Midstream Operating LP
5.375%, 6/1/21	570	568
5.250%, 2/1/50	695	602
Whiting Petroleum Corp. 5.750%, 3/15/21(7)	580	112
WPX Energy, Inc.
8.250%, 8/1/23	735	816
5.250%, 10/15/27	770	719
		22,323

Financials—14.0%
AerCap Ireland Capital DAC 6.500%, 7/15/25	1,475	1,545
Ally Financial, Inc. 5.750%, 11/20/25	915	978
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	3,480	3,833

See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Ascent Resources Utica Holdings LLC 144A 10.000%, 4/1/22(1)	$ 568	$ 484
Charles Schwab Corp. (The) Series G 5.375% (5)	780	833
Cimpress plc 144A 7.000%, 6/15/26(1)	1,787	1,648
Credit Acceptance Corp.
6.625%, 3/15/26	1,065	1,069
144A 5.125%, 12/31/24(1)	545	526
Dell International LLC 144A 8.350%, 7/15/46(1)	660	857
Fidelity National Financial, Inc. 3.400%, 6/15/30	270	281
General Motors Financial Co., Inc. 5.200%, 3/20/23	870	931
HAT Holdings I LLC 144A 6.000%, 4/15/25(1)	565	592
Hilcorp Energy I LP
144A 5.000%, 12/1/24(1)	370	318
144A 5.750%, 10/1/25(1)	500	425
Markel Corp. 6.000% (4)(5)	1,975	2,010
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	590	605
144A 6.000%, 1/15/27(1)	1,420	1,349
Petrobras Global Finance B.V. 6.750%, 6/3/50	305	314
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	466	436
Quicken Loans LLC 144A 5.750%, 5/1/25(1)	1,935	1,978
Radian Group, Inc.
4.500%, 10/1/24	840	811
4.875%, 3/15/27	1,505	1,415
Sprint Capital Corp. 8.750%, 3/15/32	700	1,001
Terrier Media Buyer, Inc. 144A 8.875%, 12/15/27(1)	2,240	2,148
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,548	1,347
		27,734

Health Care—8.1%
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(1)	880	955
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(1)	1,195	1,267
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	453	471
Encompass Health Corp.
4.500%, 2/1/28	950	911
4.750%, 2/1/30	710	678
Endo Dac 144A 9.500%, 7/31/27(1)	338	357
HCA, Inc. 7.500%, 11/15/95	725	852
LifePoint Health, Inc. 144A 4.375%, 2/15/27(1)	493	466
MEDNAX, Inc. 144A 6.250%, 1/15/27(1)	770	770
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	755	757
	Par Value	Value

Health Care—continued
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	$ 2,099	$ 2,154
Teleflex, Inc. 144A 4.250%, 6/1/28(1)	250	256
Tenet Healthcare Corp. 4.625%, 7/15/24	1,915	1,877
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	2,340	2,404
6.750%, 3/1/28	1,785	1,887
		16,062

Industrials—11.8%
AECOM 5.875%, 10/15/24	805	869
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	950	893
Boeing Co. (The)
5.040%, 5/1/27	495	546
5.705%, 5/1/40	485	549
3.750%, 2/1/50	600	542
5.930%, 5/1/60	489	578
Carrier Global Corp.
144A 2.700%, 2/15/31(1)	975	969
144A 3.377%, 4/5/40(1)	465	452
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	1,805	1,940
Delta Air Lines, Inc.
3.800%, 4/19/23	2,195	1,954
144A 7.000%, 5/1/25(1)	1,615	1,667
General Electric Co. 4.250%, 5/1/40	1,015	998
Hillenbrand, Inc. 5.750%, 6/15/25	585	605
IAA, Inc. 144A 5.500%, 6/15/27(1)	550	569
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	565	559
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	585	607
Southwest Airlines Co.
5.250%, 5/4/25	590	622
5.125%, 6/15/27	449	465
Spirit AeroSystems, Inc. 144A 7.500%, 4/15/25(1)	1,025	1,011
Tms International Holding Corp. 144A 7.250%, 8/15/25(1)	908	740
TransDigm UK Holdings plc 6.875%, 5/15/26	1,140	1,060
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	2,045	2,044
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	358	362
Vertical Holdco GMBH 144A 7.625%, 7/15/28(1)	200	200
Vizient, Inc. 144A 6.250%, 5/15/27(1)	601	630
Wabash National Corp. 144A 5.500%, 10/1/25(1)	700	642
WESCO Distribution, Inc.
144A 7.125%, 6/15/25(1)	101	107
144A 7.250%, 6/15/28(1)	490	517

See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Industrials—continued
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	$ 750	$ 786
		23,483

Information Technology—5.0%
ams AG 7.000%, 7/31/25	630	624
Dell International LLC
144A 7.125%, 6/15/24(1)	925	958
144A 6.100%, 7/15/27(1)	1,765	2,039
144A 8.100%, 7/15/36(1)	530	690
Gartner, Inc. 144A 4.500%, 7/1/28(1)	400	405
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	375	460
HP, Inc. 6.000%, 9/15/41	300	356
Microchip Technology, Inc. 144A 4.250%, 9/1/25(1)	720	726
Qorvo, Inc. 144A 4.375%, 10/15/29(1)	485	497
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	586	617
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	590	588
Sensata Technologies, Inc. 144A 4.375%, 2/15/30(1)	370	366
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	708	721
ViaSat, Inc. 144A 6.500%, 7/15/28(1)	505	505
Xerox Corp. 4.500%, 5/15/21	305	307
		9,859

Materials—3.3%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	200	198
Cleveland-Cliffs, Inc. 144A 9.875%, 10/17/25(1)	1,027	1,077
Freeport-McMoRan, Inc.
4.550%, 11/14/24	700	711
4.125%, 3/1/28	600	582
5.400%, 11/14/34	500	494
5.450%, 3/15/43	600	588
Starfruit Finco B.V. 144A 8.000%, 10/1/26(1)	635	650
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,070	1,057
144A 6.500%, 3/15/27(1)	665	680
United States Steel Corp. 144A 12.000%, 6/1/25(1)	433	444
		6,481

Real Estate—2.9%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	1,962	1,658
GLP Capital LP 5.250%, 6/1/25	575	625
	Par Value	Value
Real Estate—continued
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	$ 517	$ 481
Realogy Group LLC 144A 5.250%, 12/1/21(1)	1,145	1,161
Sabra Health Care LP 3.900%, 10/15/29	690	627
SBA Communications Corp. 144A 3.875%, 2/15/27(1)	135	134
VICI Properties LP 144A 4.250%, 12/1/26(1)	1,120	1,075
		5,761

Utilities—0.9%
Pacific Gas and Electric Co.
2.500%, 2/1/31	745	728
3.300%, 8/1/40	447	435
PG&E Corp.
5.000%, 7/1/28	285	284
5.250%, 7/1/30	285	287
		1,734

Total Corporate Bonds and Notes (Identified Cost $189,395)		189,393

Leveraged Loans(6)—1.3%
Aerospace—0.2%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 2.184%, 4/28/23	504	397
Energy—0.5%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.928%, 11/3/25	766	494
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.250%, 6/24/24	766	548
		1,042

Financial—0.1%
Ditech Holding Corp. Tranche B (3 month LIBOR + 6.000%) 0.000%, 6/30/22(7)(8)	435	179
Media / Telecom - Telecommunications—0.5%
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.352%, 6/17/24	983	955
Total Leveraged Loans (Identified Cost $3,296)		2,573

Shares
Preferred Stocks—0.6%
Financials—0.6%
Regions Financial Corp., 5.750%(4)	500 (9)	514

See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%(4)	695 (9)	$ 718
		1,232

Total Preferred Stocks (Identified Cost $1,198)		1,232

Common Stock—0.0%
Energy—0.0%
Templar Energy LLC Class A(3)(10)	159,460	1
Total Common Stock (Identified Cost $5,605)		1

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(10)	3,760	— (11)
SandRidge Energy, Inc.(10)	1,583	— (11)
		— (11)

Total Warrants (Identified Cost $—)		— (11)

Total Long-Term Investments—97.4% (Identified Cost $199,494)		193,199

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(12)	649,694	650
Total Short-Term Investment (Identified Cost $650)		650

TOTAL INVESTMENTS—97.7% (Identified Cost $200,144)		$193,849
Other assets and liabilities, net—2.3%		4,535
NET ASSETS—100.0%		$198,384

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $107,694 or 54.3% of net assets.
(2)	Security in default, interest payments are being received during the bankruptcy proceedings.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Interest payments may be deferred.
(5)	No contractual maturity date.
(6)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Amount is less than $500.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	79%
Netherlands	4
Luxembourg	4
Ireland	3
United Kingdom	3
Canada	2
Cayman Islands	2
Other	3
Total	100%
† % of total investments as of June 30, 2020.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$189,393	$ —	$189,393	$— (1)
Leveraged Loans	2,573	—	2,573	—
Equity Securities:
Warrants	— (2)	— (2)	—	—
Common Stock	1	—	—	1
Preferred Stocks	1,232	—	1,232	—
Money Market Mutual Fund	650	650	—	—
Total Investments	$193,849	$650	$193,198	$ 1

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Securities held by the Fund with an end of period value of $269 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2020.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—96.4%
Communication Services—14.8%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$1,535	$ 1,681
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,490	1,524
CCO Holdings LLC
144A 5.000%, 2/1/28(1)	950	981
144A 4.750%, 3/1/30(1)	855	875
144A 4.500%, 8/15/30(1)	2,728	2,784
144A 4.500%, 5/1/32(1)	700	709
CenturyLink, Inc.
6.750%, 12/1/23	1,850	1,988
7.500%, 4/1/24	1,310	1,440
7.600%, 9/15/39	504	542
7.650%, 3/15/42	400	429
144A 4.000%, 2/15/27(1)	1,625	1,573
Cinemark USA, Inc. 144A 8.750%, 5/1/25(1)	465	481
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,085
CSC Holdings LLC
144A 7.750%, 7/15/25(1)	720	749
144A 6.500%, 2/1/29(1)	985	1,076
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	960	696
DISH DBS Corp. 144A 7.375%, 7/1/28(1)	662	658
Frontier Communications Corp. 144A 8.000%, 4/1/27(1)	2,025	2,055
Intelsat Jackson Holdings S.A. 144A 8.000%, 2/15/24(1)(2)	985	999
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	3,570	3,641
Level 3 Financing, Inc.
5.375%, 8/15/22	1,118	1,119
5.375%, 5/1/25	755	771
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,524	1,570
Meredith Corp. 144A 6.500%, 7/1/25(1)	330	327
Netflix, Inc. 144A 5.375%, 11/15/29(1)	2,750	3,020
Quebecor Media, Inc. 5.750%, 1/15/23	463	485
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(1)	282	298
Sprint Communications, Inc.
11.500%, 11/15/21	2,835	3,140
9.250%, 4/15/22	280	309
Sprint Corp. 7.625%, 2/15/25	950	1,096
T-Mobile USA, Inc. 6.500%, 1/15/26	865	904
ViacomCBS, Inc. 6.250%, 2/28/57	830	851
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	493
WMG Acquisition Corp. 144A 3.875%, 7/15/30(1)	809	817
Ziggo B.V. 144A 5.500%, 1/15/27(1)	2,650	2,693
	Par Value	Value
Communication Services—continued
Ziggo Bond Co. B.V. 144A 5.125%, 2/28/30(1)	$ 785	$ 779
		44,638

Consumer Discretionary—19.4%
Abercrombie & Fitch Management Co. 144A 8.750%, 7/15/25(1)	820	808
Carnival Corp. 144A 11.500%, 4/1/23(1)	2,595	2,802
Century Communities, Inc.
5.875%, 7/15/25	1,580	1,572
6.750%, 6/1/27	2,075	2,085
Churchill Downs, Inc. 144A 5.500%, 4/1/27(1)	2,420	2,354
COLT Merger Sub, Inc. 144A 6.250%, 7/1/25(1)	1,155	1,146
Expedia Group, Inc. 144A 6.250%, 5/1/25(1)	1,396	1,491
Ford Motor Co.
9.000%, 4/22/25	2,195	2,373
9.625%, 4/22/30	575	681
5.291%, 12/8/46	943	775
Ford Motor Credit Co. LLC
3.470%, 4/5/21	930	909
5.596%, 1/7/22	2,745	2,766
5.584%, 3/18/24	525	530
5.125%, 6/16/25	1,125	1,128
Gap, Inc. (The) 144A 8.625%, 5/15/25(1)	705	746
General Motors Co. 6.750%, 4/1/46	1,920	2,093
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	825	829
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	920	942
Kohl’s Corp. 9.500%, 5/15/25	891	1,016
L Brands, Inc. 144A 6.875%, 7/1/25(1)	1,625	1,678
Lear Corp. 5.250%, 5/15/49	2,860	2,955
Lennar Corp.
5.875%, 11/15/24	1,391	1,520
5.000%, 6/15/27	440	475
Liberty Interactive LLC 8.250%, 2/1/30	980	954
Marriott International, Inc. 5.750%, 5/1/25	710	774
Marriott Ownership Resorts, Inc. 144A 4.750%, 1/15/28(1)	890	808
Mattamy Group Corp. 144A 4.625%, 3/1/30(1)	470	451
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	460	472
MGM Resorts International
7.750%, 3/15/22	355	361
5.750%, 6/15/25	445	440
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	625	622
Newell Brands, Inc. 4.875%, 6/1/25	1,241	1,300
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Nordstrom, Inc. 144A 8.750%, 5/15/25(1)	$ 430	$ 463
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	761	778
144A 5.750%, 4/15/26(1)	1,765	1,829
PulteGroup, Inc.
5.500%, 3/1/26	1,360	1,483
7.875%, 6/15/32	1,105	1,412
QVC, Inc.
5.125%, 7/2/22	747	754
4.750%, 2/15/27	1,005	972
5.450%, 8/15/34	916	828
Royal Caribbean Cruises Ltd. 144A 10.875%, 6/1/23(1)	775	796
Sally Holdings LLC 144A 8.750%, 4/30/25(1)	1,108	1,199
Shea Homes LP 144A 4.750%, 2/15/28(1)	765	727
TRI Pointe Group, Inc.
5.875%, 6/15/24	1,030	1,063
5.700%, 6/15/28	798	810
Vail Resorts, Inc. 144A 6.250%, 5/15/25(1)	1,195	1,250
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	925	687
William Carter Co. (The) 144A 5.625%, 3/15/27(1)	963	992
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	525	532
Wyndham Destinations, Inc. 4.250%, 3/1/22	809	795
Yum! Brands, Inc. 144A 7.750%, 4/1/25(1)	1,120	1,208
		58,434

Consumer Staples—3.2%
JBS USA LUX S.A. 144A 5.500%, 1/15/30(1)	1,305	1,338
Kraft Heinz Foods Co.
6.875%, 1/26/39	280	346
144A 4.625%, 10/1/39(1)	2,270	2,279
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(1)	2,225	2,218
Sysco Corp. 6.600%, 4/1/50	1,270	1,745
Vector Group Ltd. 144A 6.125%, 2/1/25(1)	1,815	1,742
		9,668

Energy—9.3%
BP Capital Markets plc
4.375% (3)(4)	1,157	1,174
4.875% (3)(4)	1,157	1,195
Canadian Natural Resources Ltd. 6.250%, 3/15/38	190	227
ChampionX Corp. 6.375%, 5/1/26	730	678
DCP Midstream Operating LP 5.125%, 5/15/29	868	829
EQM Midstream Partners LP
6.500%, 7/15/48	730	666
	Par Value	Value

Energy—continued
144A 6.500%, 7/1/27(1)	$ 826	$ 846
EQT Corp.
6.125%, 2/1/25	430	429
7.000%, 2/1/30	870	896
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21	106	96
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,345	1,079
Murphy Oil Corp. 6.875%, 8/15/24	795	743
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	547	336
Occidental Petroleum Corp.
6.450%, 9/15/36	905	775
4.500%, 7/15/44	990	683
6.600%, 3/15/46	2,290	1,993
(3 month LIBOR + 0.950%) 1.398%, 2/8/21(5)	515	507
(3 month LIBOR + 1.250%) 1.684%, 8/13/21(5)	945	903
Series 1 4.100%, 2/1/21	830	833
Oceaneering International, Inc. 6.000%, 2/1/28	1,049	734
Parkland Corp. 144A 5.875%, 7/15/27(1)	1,515	1,572
Petroleos Mexicanos 6.875%, 8/4/26	1,108	1,048
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	830	772
Targa Resources Partners LP 6.500%, 7/15/27	1,514	1,518
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	751	704
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	855	778
USA Compression Partners LP 6.875%, 4/1/26	958	926
Viper Energy Partners LP 144A 5.375%, 11/1/27(1)	1,650	1,619
Western Midstream Operating LP
5.375%, 6/1/21	905	903
5.250%, 2/1/50	1,130	979
WPX Energy, Inc.
8.250%, 8/1/23	680	755
5.250%, 10/15/27	965	902
		28,098

Financials—13.7%
AerCap Ireland Capital DAC 6.500%, 7/15/25	2,371	2,484
Ally Financial, Inc.
5.750%, 11/20/25	1,370	1,464
8.000%, 11/1/31	1,310	1,690
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	6,125	6,084
Charles Schwab Corp. (The) Series G 5.375% (4)	1,199	1,281
Cimpress plc 144A 7.000%, 6/15/26(1)	2,795	2,578
Credit Acceptance Corp.
6.625%, 3/15/26	1,362	1,368

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
144A 5.125%, 12/31/24(1)	$ 725	$ 700
Dell International LLC 144A 8.350%, 7/15/46(1)	1,855	2,409
HAT Holdings I LLC 144A 6.000%, 4/15/25(1)	920	964
Hilcorp Energy I LP
144A 5.000%, 12/1/24(1)	360	310
144A 5.750%, 10/1/25(1)	780	663
ILFC E-Capital Trust I 144A 3.020%, 12/21/65(1)(5)	1,390	683
Level 3 Financing, Inc. 5.125%, 5/1/23	620	620
Markel Corp. 6.000% (3)(4)	3,215	3,271
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	960	985
144A 6.000%, 1/15/27(1)	1,615	1,534
Petrobras Global Finance B.V.
8.750%, 5/23/26	650	767
6.750%, 6/3/50	495	509
Quicken Loans LLC 144A 5.750%, 5/1/25(1)	2,485	2,540
Radian Group, Inc.
4.500%, 10/1/24	1,078	1,040
4.875%, 3/15/27	1,420	1,335
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	587	553
Sprint Capital Corp. 8.750%, 3/15/32	1,125	1,608
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	2,270	2,191
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,809	1,574
		41,205

Health Care—10.3%
AMN Healthcare, Inc. 144A 5.125%, 10/1/24(1)	760	760
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	481	478
144A 7.000%, 3/15/24(1)	900	934
144A 5.750%, 8/15/27(1)	2,895	3,069
Centene Corp.
144A 5.250%, 4/1/25(1)	1,105	1,138
144A 5.375%, 6/1/26(1)	1,345	1,394
144A 5.375%, 8/15/26(1)	1,490	1,550
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	936
Encompass Health Corp.
4.500%, 2/1/28	1,120	1,074
4.750%, 2/1/30	1,895	1,810
HCA, Inc.
5.375%, 2/1/25	2,080	2,228
7.500%, 11/15/95	1,380	1,622
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(1)	550	567
LifePoint Health, Inc. 144A 4.375%, 2/15/27(1)	800	756
MEDNAX, Inc. 144A 6.250%, 1/15/27(1)	1,205	1,205
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	1,210	1,213
	Par Value	Value

Health Care—continued
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	$1,533	$ 1,573
Teleflex, Inc. 144A 4.250%, 6/1/28(1)	776	795
Tenet Healthcare Corp. 4.625%, 7/15/24	2,455	2,406
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	2,625	2,697
6.750%, 3/1/28	2,800	2,959
		31,164

Industrials—11.1%
AECOM 5.875%, 10/15/24	1,405	1,517
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,565	1,561
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	1,050	987
Boeing Co. (The)
5.040%, 5/1/27	766	845
5.705%, 5/1/40	890	1,006
3.750%, 2/1/50	770	695
5.930%, 5/1/60	769	909
Carrier Global Corp.
144A 2.700%, 2/15/31(1)	1,585	1,576
144A 3.377%, 4/5/40(1)	740	720
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	2,942	3,163
Delta Air Lines, Inc. 144A 7.000%, 5/1/25(1)	3,070	3,169
General Electric Co. 4.250%, 5/1/40	1,650	1,622
Hillenbrand, Inc. 5.750%, 6/15/25	950	983
Hilton Domestic Operating Co., Inc. 5.125%, 5/1/26	701	698
IAA, Inc. 144A 5.500%, 6/15/27(1)	535	553
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	720	713
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	645	664
Sensata Technologies B.V. 144A 5.000%, 10/1/25(1)	470	500
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	1,130	1,172
Southwest Airlines Co. 5.125%, 6/15/27	720	746
Spirit AeroSystems, Inc. 144A 7.500%, 4/15/25(1)	1,320	1,302
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	3,395	3,393
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	1,489	1,506
Vizient, Inc. 144A 6.250%, 5/15/27(1)	732	767
Wabash National Corp. 144A 5.500%, 10/1/25(1)	670	615
WESCO Distribution, Inc.
144A 7.125%, 6/15/25(1)	161	170
144A 7.250%, 6/15/28(1)	790	833

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Industrials—continued
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	$ 970	$ 1,016
		33,401

Information Technology—5.6%
ams AG 7.000%, 7/31/25	960	950
CDK Global, Inc. 5.000%, 10/15/24	1,450	1,537
CDW LLC 4.125%, 5/1/25	1,510	1,512
Dell International LLC
144A 7.125%, 6/15/24(1)	1,180	1,222
144A 8.100%, 7/15/36(1)	655	853
Gartner, Inc. 144A 4.500%, 7/1/28(1)	650	658
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	610	748
HP, Inc. 6.000%, 9/15/41	490	581
Microchip Technology, Inc. 144A 4.250%, 9/1/25(1)	1,160	1,170
Qorvo, Inc. 144A 4.375%, 10/15/29(1)	780	799
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	754	795
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,504	1,499
Sensata Technologies, Inc. 144A 4.375%, 2/15/30(1)	440	436
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	1,475	1,502
VeriSign, Inc. 5.250%, 4/1/25	1,320	1,462
ViaSat, Inc. 144A 6.500%, 7/15/28(1)	820	820
Xerox Corp. 4.500%, 5/15/21	380	383
		16,927

Materials—4.6%
Ardagh Packaging Finance plc
144A 5.250%, 4/30/25(1)	1,530	1,570
144A 4.125%, 8/15/26(1)	240	237
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	3,035	3,073
Cleveland-Cliffs, Inc. 144A 9.875%, 10/17/25(1)	1,650	1,731
Freeport-McMoRan, Inc.
4.550%, 11/14/24	705	716
4.125%, 3/1/28	565	548
5.400%, 11/14/34	825	815
5.450%, 3/15/43	980	960
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	1,015
Sealed Air Corp.
144A 5.500%, 9/15/25(1)	720	774
144A 6.875%, 7/15/33(1)	655	775
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,000	988
	Par Value	Value
Materials—continued
144A 6.500%, 3/15/27(1)	$ 660	$ 675
		13,877

Real Estate—2.8%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,477	2,093
GLP Capital LP 5.250%, 6/1/25	910	990
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	850	791
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	825	802
Realogy Group LLC 144A 5.250%, 12/1/21(1)	1,340	1,358
Sabra Health Care LP 3.900%, 10/15/29	1,110	1,009
SBA Communications Corp. 144A 3.875%, 2/15/27(1)	220	219
VICI Properties LP 144A 4.250%, 12/1/26(1)	1,160	1,113
		8,375

Utilities—1.6%
NextEra Energy Operating Partners LP 144A 4.250%, 7/15/24(1)	1,920	1,942
Pacific Gas and Electric Co.
2.500%, 2/1/31	1,210	1,183
3.300%, 8/1/40	725	705
PG&E Corp.
5.000%, 7/1/28	465	463
5.250%, 7/1/30	465	467
		4,760
Total Corporate Bonds and Notes (Identified Cost $285,941)		290,547

Leveraged Loans(5)—0.9%
Aerospace—0.1%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 2.184%, 4/28/23	513	404
Energy—0.4%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.928%, 11/3/25	826	533
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.250%, 6/24/24	826	590
		1,123

Financial—0.1%
Ditech Holding Corp. Tranche B (3 month LIBOR + 6.000%) 0.000%, 6/30/22(6)	439	181

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Media / Telecom - Telecommunications—0.3%
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.352%, 6/17/24	$1,013	$ 984
Total Leveraged Loans (Identified Cost $3,448)		2,692

	Shares
Preferred Stocks—0.6%
Financials—0.6%
Regions Financial Corp., 5.750%(3)	817 (7)	841
Truist Financial Corp. Series Q, 5.100%(3)	1,125 (7)	1,162
		2,003

Total Preferred Stocks (Identified Cost $1,947)		2,003

Common Stock—0.0%
Energy—0.0%
Templar Energy LLC Class A(8)(9)	134,055	1
Total Common Stock (Identified Cost $4,781)		1

Total Long-Term Investments—97.9% (Identified Cost $296,117)		295,243

TOTAL INVESTMENTS—97.9% (Identified Cost $296,117)		$295,243
Other assets and liabilities, net—2.1%		6,254
NET ASSETS—100.0%		$301,497

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $162,391 or 53.9% of net assets.
(2)	Security in default, interest payments are being received during the bankruptcy proceedings.
(3)	Interest payments may be deferred.
(4)	No contractual maturity date.
(5)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Value shown as par value.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Non-income producing.

Country Weightings†
United States	80%
Netherlands	5
Ireland	4
United Kingdom	3
Canada	2
Luxembourg	2
Cayman Islands	1
Other	3
Total	100%
† % of total investments as of June 30, 2020.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$290,547	$290,547	$—
Leveraged Loans	2,692	2,692	—
Equity Securities:
Common Stock	1	—	1
Preferred Stocks	2,003	2,003	—
Total Investments	$295,243	$295,242	$ 1
There were no securities valued using quoted prices (Level 1) at June 30, 2020.
Securities held by the Fund with an end of period value of $277 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2020.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—98.3%
Alabama—0.6%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$1,500	$ 1,828
Arizona—2.0%
Salt River Project Agricultural Improvement & Power District Revenue
5.000%, 1/1/30	1,750	2,401
5.000%, 12/1/32	3,020	3,597
		5,998

California—4.9%
California County Tobacco Securitization Agency Revenue
5.000%, 6/1/24	100	116
5.000%, 6/1/25	200	239
5.000%, 6/1/27	100	125
5.000%, 6/1/28	100	127
California, State of,
General Obligation 5.000%, 8/1/29	4,000	4,982
General Obligation 5.000%, 4/1/37	4,000	4,548
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,432
Southern California Public Power Authority Revenue 5.000%, 4/1/24	1,500	1,743
		14,312

Colorado—1.3%
E-470 Public Highway Authority
5.000%, 9/1/26	550	682
5.000%, 9/1/34	1,000	1,314
5.000%, 9/1/40	1,500	1,705
		3,701

Connecticut—0.9%
State of Connecticut Special Tax Revenue
5.000%, 5/1/25	825	986
5.000%, 5/1/26	1,000	1,224
4.000%, 5/1/39	500	570
		2,780

District of Columbia—1.2%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,523
Florida—1.0%
Greater Orlando Aviation Authority Revenue 5.000%, 10/1/25	2,500	2,987
Georgia—6.2%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	1,000	1,132
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/31	1,000	1,279
	Par Value	Value

Georgia—continued
Forsyth County School District
General Obligation 5.000%, 2/1/29	$3,760	$ 5,080
General Obligation 5.000%, 2/1/30	3,970	5,482
General Obligation 5.000%, 2/1/31	3,805	5,216
		18,189

Hawaii—0.1%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	67
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	177
		244

Illinois—1.9%
Chicago O’Hare International Airport Revenue, Senior Lien 5.000%, 1/1/26	2,000	2,371
Illinois Finance Authority Revenue 5.000%, 7/1/28	2,605	3,276
		5,647

Maryland—13.3%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	3,260
Maryland, State of, General Obligation (Pre-Refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,490
Montgomery County, General Obligation 5.000%, 11/1/27	3,000	3,556
Prince George’s County,
General Obligation 5.000%, 7/15/30	4,000	5,262
General Obligation 5.000%, 9/15/30	5,675	7,911
General Obligation 5.000%, 7/15/31	5,515	7,214
General Obligation 5.000%, 7/15/32	1,000	1,299
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,834
		38,826

Minnesota—3.6%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	4,700	5,618
Minnesota, State of, General Obligation 5.000%, 8/1/29	4,000	4,859
		10,477

New York—8.9%
New York, City of, General Obligation 5.000%, 8/1/26	1,000	1,242
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

New York—continued
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 2/1/30	$6,400	$ 6,813
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	4,000	4,584
New York City Water & Sewer System Revenue 5.000%, 6/15/29	2,050	2,658
New York State Dormitory Authority,
5.000%, 2/15/30	1,015	1,363
5.000%, 7/1/30	1,000	1,395
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,872
Sales Tax Revenue (Pre-Refunded 3/15/23 @ 100) 5.000%, 3/15/29	4,500	5,070
		25,997

North Carolina—0.9%
County of Mecklenburg, General Obligation 5.000%, 3/1/28	2,000	2,640
North Dakota—1.2%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,555
Ohio—3.2%
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	9,421
Oregon—1.2%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,268
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	907
5.000%, 7/1/30	1,000	1,198
		3,373

Pennsylvania—2.9%
Commonwealth of Pennsylvania, General Obligation 5.000%, 3/15/28	3,775	4,483
Philadelphia, City of, Airport Revenue
5.000%, 7/1/22	1,765	1,898
5.000%, 7/1/23	2,000	2,221
		8,602

Tennessee—2.0%
Tennessee, State of,
General Obligation 5.000%, 8/1/28	1,595	1,947
General Obligation 5.000%, 9/1/30	3,005	3,861
		5,808

Texas—17.4%
Dallas, City of, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	8,471
Fort Worth, City of, General Obligation 5.000%, 3/1/26	1,510	1,862
	Par Value	Value

Texas—continued
Klein, City of, Independent School District General Obligation (PSF-GTD Insured) 4.000%, 8/1/34	$4,815	$ 5,436
New Braunfels, City of, Utility System Revenue 4.000%, 7/1/32	1,210	1,443
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue 4.500%, 6/1/30	1,040	1,341
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	649
Northwest Independent School District,
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	3,119
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	5,785	6,917
Round Rock Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/1/26	6,240	7,807
San Antonio, City of, General Obligation 5.000%, 8/1/28	1,000	1,321
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/26	1,000	1,234
Texas Water Development Board Revenue 5.000%, 4/15/26	900	1,120
Texas, State of, General Obligation 5.000%, 8/1/27	5,425	6,392
Travis County, General Obligation 5.000%, 3/1/29	1,750	2,328
Trinity River Authority Central Regional Wastewater System Revenue 5.000%, 8/1/25	1,250	1,519
		50,959

Virginia—8.4%
County of Fairfax, General Obligation (State AID Withholding Insured) 5.000%, 10/1/28	1,000	1,341
County of Henrico, General Obligation (State AID Withholding Insured) 5.000%, 8/1/26	3,165	3,996
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,855
Virginia Public Building Authority Revenue
5.000%, 8/1/27	1,500	1,937
5.000%, 8/1/28	1,000	1,325
5.000%, 8/1/30	1,055	1,461
Virginia Resources Authority Revenue 5.000%, 10/1/29	6,920	8,513
		24,428

Washington—13.0%
Energy Northwest Revenue
5.000%, 7/1/30	1,000	1,377
5.000%, 7/1/33	1,570	1,967
5.000%, 7/1/34	8,000	9,469
University of Washington
5.000%, 4/1/27	700	875
5.000%, 4/1/28	2,000	2,572
5.000%, 4/1/29	1,750	2,308
5.000%, 4/1/30	1,000	1,348

See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Washington—continued
5.000%, 4/1/31	$ 750	$ 1,005
5.000%, 4/1/32	500	665
Washington, State of,
General Obligation 5.000%, 6/1/29	1,250	1,640
General Obligation 5.000%, 8/1/29	2,045	2,622
General Obligation 5.000%, 2/1/30	5,000	6,114
General Obligation 5.000%, 6/1/33	500	657
General Obligation 5.000%, 6/1/36	1,000	1,298
General Obligation (Pre-Refunded 8/1/21 @ 100) 5.000%, 8/1/24	3,880	4,076
		37,993

Wisconsin—2.2%
Wisconsin, State of,
General Obligation 5.000%, 5/1/26	1,000	1,214
General Obligation 5.000%, 5/1/27	2,000	2,484
General Obligation 5.000%, 5/1/29	1,000	1,303
General Obligation 5.000%, 5/1/30	1,000	1,329
		6,330

Total Municipal Bonds (Identified Cost $275,998)		287,618

Total Long-Term Investments—98.3% (Identified Cost $275,998)		287,618

	Shares	Value
Short-Term Investment—3.8%
Money Market Mutual Fund—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	11,005,791	$ 11,006
Total Short-Term Investment (Identified Cost $11,006)		11,006

TOTAL INVESTMENTS—102.1% (Identified Cost $287,004)		$298,624
Other assets and liabilities, net—(2.1)%		(6,157)
NET ASSETS—100.0%		$292,467

Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At June 30, 2020, 13.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$287,618	$ —	$287,618
Money Market Mutual Fund	11,006	11,006	—
Total Investments	$298,624	$11,006	$287,618
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—54.7%
U.S. Treasury Notes
1.250%, 3/31/21	$ 726	$ 732
1.125%, 7/31/21	2,197	2,219
1.875%, 1/31/22	1,865	1,915
1.750%, 5/31/22	1,993	2,053
2.000%, 10/31/22	934	974
0.500%, 3/15/23	2,604	2,627
1.500%, 3/31/23	393	407
Total U.S. Government Securities (Identified Cost $10,762)		10,927

Mortgage-Backed Securities—13.0%
Agency—9.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KJ27, A1 2.092%, 7/25/24	314	324
Federal Home Loan Mortgage Corp. REMIC
4309, B 3.000%, 8/15/39	112	115
4612, HA 2.500%, 5/15/41	258	265
Federal National Mortgage Association REMIC
2014-74, AE 3.000%, 9/25/40	171	176
2017-33, DA 3.500%, 7/25/43	276	286
2018-76, NA 3.500%, 7/25/43	733	755
		1,921

Non-Agency—3.4%
COMM Mortgage Trust
2013-WWP, D 144A 3.898%, 3/10/31(1)	170	183
2012-CR2, A3 144A 2.841%, 8/15/45(1)	100	102
2012-CR5, A3 2.540%, 12/10/45	73	74
2013-CR7, A4 3.213%, 3/10/46	111	115
FRESB Mortgage Trust 2016-SB17, A5H 2.160%, 5/25/36(2)	95	96
Goldman Sachs Mortgage Securities Corp. II 2012-BWTR, A 144A 2.954%, 11/5/34(1)	100	99
		669
Total Mortgage-Backed Securities (Identified Cost $2,566)		2,590

Asset-Backed Securities—3.8%
Automobiles—2.5%
BMW Vehicle Owner Trust 2019-A, A3 1.920%, 1/25/24	100	102
Ford Credit Auto Owner Trust 2020-B, A3 0.560%, 10/15/24	155	155
Mercedes-Benz Master Owner Trust 2019-BA, A 144A 2.610%, 5/15/24(1)	100	102
	Par Value	Value

Automobiles—continued
Nissan Master Owner Trust Receivables 2019-B, A (1 month LIBOR + 0.430%) 0.615%, 11/15/23(2)	$ 140	$ 139
		498

Credit Card—1.3%
Barclays Dryrock Issuance Trust 2019-1, A 1.960%, 5/15/25	145	149
Discover Card Execution Note Trust 2019-A3, A 1.890%, 10/15/24	65	67
World Financial Network Credit Card Master Trust 2016-A, M 2.330%, 4/15/25	50	50
		266
Total Asset-Backed Securities (Identified Cost $754)		764

Corporate Bonds and Notes—26.0%
Communication Services—0.2%
AT&T, Inc. (3 month LIBOR + 1.180%) 1.498%, 6/12/24(2)	48	48
Consumer Discretionary—2.5%
Daimler Finance North America LLC 144A 3.000%, 2/22/21(1)	200	202
Ford Motor Co. 8.500%, 4/21/23	190	201
Ralph Lauren Corp. 1.700%, 6/15/22	103	105
		508

Consumer Staples—0.9%
Estee Lauder Cos., Inc. (The) 1.700%, 5/10/21	178	180
Energy—4.3%
BP Capital Markets America, Inc. 2.937%, 4/6/23	117	124
Exxon Mobil Corp. 1.571%, 4/15/23	334	342
Marathon Petroleum Corp. 4.500%, 5/1/23	193	208
Valero Energy Corp. 2.700%, 4/15/23	185	192
		866

Financials—8.6%
Citigroup, Inc. 2.650%, 10/26/20	76	77
Credit Suisse AG 2.800%, 4/8/22	250	260
Nordea Bank Abp 144A 1.000%, 6/9/23(1)	200	202
PACCAR Financial Corp. 2.800%, 3/1/21	86	87
Royal Bank of Canada 1.600%, 4/17/23	154	158
See Notes to Financial Statements

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Financials—continued
State Street Corp. 144A 2.825%, 3/30/23(1)	$ 187	$ 194
Truist Bank 2.800%, 5/17/22	41	43
UBS AG 144A 1.750%, 4/21/22(1)	206	210
USAA Capital Corp. 144A 1.500%, 5/1/23(1)	270	277
Wells Fargo & Co. 1.654%, 6/2/24	207	210
		1,718

Health Care—1.0%
AbbVie, Inc. 144A 2.300%, 11/21/22(1)	79	82
Bristol-Myers Squibb Co. 144A 2.600%, 5/16/22(1)	104	108
		190

Industrials—5.4%
Boeing Co. (The) 4.508%, 5/1/23	457	483
Carrier Global Corp. 144A 1.923%, 2/15/23(1)	98	100
Eaton Corp. 2.750%, 11/2/22	160	168
National Securities Clearing Corp. 144A 1.200%, 4/23/23(1)	313	318
		1,069

Information Technology—0.8%
Intuit, Inc. 0.650%, 7/15/23	161	161
Utilities—2.3%
Dominion Energy, Inc. 2.579%, 7/1/20	140	140
Pacific Gas and Electric Co. 1.750%, 6/16/22	123	123
Southern Co. (The) 2.950%, 7/1/23	176	186
		449
Total Corporate Bonds and Notes (Identified Cost $5,039)		5,189
Total Long-Term Investments—97.5% (Identified Cost $19,121)		19,470

	Shares	Value
Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(3)	99,895	$ 100
Total Short-Term Investment (Identified Cost $100)		100
TOTAL INVESTMENTS—98.0% (Identified Cost $19,221)		$19,570
Other assets and liabilities, net—2.0%		396
NET ASSETS—100.0%		$19,966

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $2,179 or 10.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 764	$ —	$ 764
Corporate Bonds and Notes	5,189	—	5,189
Mortgage-Backed Securities	2,590	—	2,590
U.S. Government Securities	10,927	—	10,927
Money Market Mutual Fund	100	100	—
Total Investments	$19,570	$100	$19,470
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements

Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—84.6%
California—4.9%
California County Tobacco Securitization Agency Revenue 5.000%, 6/1/26	$100	$ 122
Southern California Public Power Authority Revenue 5.000%, 4/1/24	500	581
		703

Colorado—3.9%
E-470 Public Highway Authority 5.000%, 9/1/26	450	559
Connecticut—3.0%
Connecticut, State of, Special Tax Revenue 5.000%, 5/1/22	400	431
Florida—4.2%
Greater Orlando Aviation Authority Revenue 5.000%, 10/1/25	500	597
Georgia—4.1%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	250	283
Forsyth County School District General Obligation 5.000%, 2/1/26	250	311
		594

Maryland—3.5%
Maryland Health & Higher Educational Facilities Authority 0.120%, 4/1/35(2)	500	500
New York—6.7%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 8/1/22	665	728
New York City Water & Sewer System Revenue 5.000%, 6/15/25	200	231
		959

North Carolina—9.1%
Charlotte, City of, Water & Sewer System Revenue 0.100%, 7/1/36(2)	700	700
Wake County, General Obligation 5.000%, 4/1/25	500	607
		1,307

Oregon—3.8%
Multnomah County School District No. 1 General Obligation (SCH BD GTY Insured) 5.000%, 6/15/25	450	549
Texas—20.2%
El Paso Independent School District General Obligation (PSF-GTD Insured) 5.000%, 8/15/23	660	755
	Par Value	Value
Texas—continued
North Texas Tollway Authority,
Toll Highway Revenue 5.000%, 1/1/25	$625	$ 691
Toll Highway Revenue 5.000%, 1/1/26	500	552
Texas Water Development Board Revenue 5.000%, 4/15/26	250	311
Ysleta Independent School District General Obligation (PSF-GTD Insured) 5.000%, 8/15/27	500	595
		2,904

Utah—2.2%
University of Utah Revenue 5.000%, 8/1/26	250	315
Virginia—4.3%
Virginia Public Building Authority Revenue 5.000%, 8/1/25	500	612
Washington—14.7%
Energy Northwest, Project 3 Electric Revenue 5.000%, 7/1/24	500	590
University of Washington 5.000%, 4/1/27	300	375
Washington, State of,
General Obligation 5.000%, 7/1/22	500	547
General Obligation (Pre-Refunded 8/1/20 @ 100) 5.000%, 8/1/33	600	602
		2,114
Total Municipal Bonds (Identified Cost $11,870)		12,144
Total Long-Term Investments—84.6% (Identified Cost $11,870)		12,144

	Shares
Short-Term Investment—12.4%
Money Market Mutual Fund—12.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(3)	1,778,012	1,778
Total Short-Term Investment (Identified Cost $1,778)		1,778
TOTAL INVESTMENTS—97.0% (Identified Cost $13,648)		$13,922
Other assets and liabilities, net—3.0%		433
NET ASSETS—100.0%		$14,355

Abbreviations:
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
Footnote Legend:
(1)	At June 30, 2020, 13.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$12,144	$ —	$12,144
Money Market Mutual Fund	1,778	1,778	—
Total Investments	$13,922	$1,778	$12,144
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—29.0%
U.S. Treasury Bill 0.000%, 2/25/21	$ 39,980	$ 39,939
U.S. Treasury Bonds 2.000%, 2/15/50	23,524	26,926
U.S. Treasury Notes
1.250%, 3/31/21	8,085	8,150
2.750%, 8/15/21	5,850	6,018
1.750%, 5/31/22	14,695	15,138
2.375%, 1/31/23	8,459	8,938
0.625%, 5/15/30	1,215	1,211
Total U.S. Government Securities (Identified Cost $105,040)		106,320

Mortgage-Backed Securities—31.0%
Agency—27.9%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	728	798
Pool #G60019 4.500%, 3/1/44	783	869
Pool #Q31645 4.000%, 2/1/45	2,114	2,289
Pool #Q35611 4.000%, 9/1/45	2,525	2,737
Pool #V81992 4.000%, 10/1/45	1,738	1,877
Pool #G60661 4.000%, 7/1/46	2,842	3,043
Pool #Q42921 3.500%, 9/1/46	2,432	2,625
Pool #Q51758 3.500%, 10/1/47	479	507
Pool #Q52115 3.500%, 11/1/47	223	237
Pool #ZM5226 3.500%, 12/1/47	2,490	2,720
Pool #Q53881 4.500%, 1/1/48	2,651	2,927
Pool #Q54813 3.500%, 3/1/48	792	837
Pool #Q61680 4.000%, 2/1/49	2,545	2,712
Pool #QA3079 3.500%, 10/1/49	1,116	1,199
Pool #QA4766 3.500%, 11/1/49	1,972	2,133
Pool #SD0164 3.500%, 12/1/49	4,426	4,699
Pool #SD0176 3.500%, 12/1/49	2,019	2,122
Pool #QA7571 3.000%, 2/1/50	2,891	3,046
Pool #QA8967 3.000%, 4/1/50	3,249	3,423
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	2,158	2,292
Pool #BO8589 3.000%, 3/1/40	356	375
Pool #AL7497 3.500%, 9/1/40	1,052	1,137
	Par Value	Value
Agency—continued
Pool #AW8154 3.500%, 1/1/42	$ 911	$ 991
Pool #AS9571 3.500%, 5/1/42	3,919	4,143
Pool #BK0396 3.000%, 11/1/44	679	721
Pool #BE5050 4.000%, 9/1/45	2,868	3,148
Pool #AZ9213 4.000%, 10/1/45	707	792
Pool #AS6515 4.000%, 1/1/46	854	920
Pool #BE7213 4.000%, 4/1/47	19	21
Pool #BE3774 4.000%, 7/1/47	1,296	1,383
Pool #BH4101 3.500%, 10/1/47	1,864	1,970
Pool #BH7058 3.500%, 12/1/47	2,355	2,488
Pool #BH9215 3.500%, 1/1/48	3,076	3,246
Pool #MA3238 3.500%, 1/1/48	1,199	1,265
Pool #BH9277 3.500%, 2/1/48	145	153
Pool #BJ0650 3.500%, 3/1/48	337	358
Pool #MA3305 3.500%, 3/1/48	719	759
Pool #BM5483 3.500%, 4/1/48	500	529
Pool #BN8510 3.500%, 5/1/49	911	958
Pool #BO1345 3.500%, 8/1/49	4,025	4,283
Pool #BO1351 4.000%, 8/1/49	1,686	1,804
Pool #BO2843 3.500%, 10/1/49	1,308	1,382
Pool #BO3024 3.500%, 10/1/49	2,412	2,621
Pool #BO5325 3.000%, 11/1/49	754	794
Pool #BO4386 3.500%, 11/1/49	4,328	4,563
Pool #BO8894 3.000%, 12/1/49	551	581
Pool #BP5431 3.000%, 6/1/50	991	1,048
Pool #BP5432 3.000%, 6/1/50	1,332	1,408
Government National Mortgage Association I Pool #BQ1140 3.000%, 11/15/49	3,439	3,633
Government National Mortgage Association II
Pool #MA4262 3.500%, 2/20/47	529	565
Pool #MA4586 3.500%, 7/20/47	2,770	2,948
Pool #MA5019 3.500%, 2/20/48	1,062	1,129
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #MA5596 4.500%, 11/20/48	$ 1,025	$ 1,096
Pool #MA6284 3.500%, 11/20/49	1,415	1,495
Pool #MA6656 3.000%, 5/20/50	4,316	4,578
		102,377

Non-Agency—3.1%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	1,465	1,381
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(1)(2)	1,600	1,678
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	1,445	1,642
2012-BWTR, A 144A 2.954%, 11/5/34(1)	575	571
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%) 144A 1.105%, 7/15/25(1)(2)	533	510
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	635	667
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	1,175	1,266
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(1)	1,320	1,329
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	2,510	2,492
		11,536
Total Mortgage-Backed Securities (Identified Cost $110,962)		113,913

Asset-Backed Securities—3.9%
Automobiles—1.2%
Ford Credit Auto Owner Trust 2020-1, A 144A 2.040%, 8/15/31(1)	2,365	2,403
Mercedes-Benz Master Owner Trust 2019-BA, A 144A 2.610%, 5/15/24(1)	635	646
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 0.745%, 2/15/24(2)	1,395	1,387
		4,436

Credit Card—1.9%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 1.769%, 5/15/28(2)	2,584	2,518
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.955%, 5/14/29(2)	1,915	1,919
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 0.785%, 12/15/26(2)	2,365	2,379
		6,816

	Par Value	Value
Other—0.8%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	$ 983	$ 988
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	1,975	1,944
		2,932
Total Asset-Backed Securities (Identified Cost $14,130)		14,184

Corporate Bonds and Notes—31.3%
Communication Services—1.9%
AT&T, Inc.
3.500%, 6/1/41	1,721	1,807
3.650%, 6/1/51	1,806	1,884
Comcast Corp. 2.650%, 2/1/30	1,660	1,805
Verizon Communications, Inc. 3.150%, 3/22/30	472	534
ViacomCBS, Inc. 4.200%, 5/19/32	759	842
		6,872

Consumer Discretionary—1.9%
Dollar General Corp. 3.500%, 4/3/30	990	1,109
Ford Motor Co.
8.500%, 4/21/23	488	516
9.000%, 4/22/25	2,080	2,249
9.625%, 4/22/30	712	843
NIKE, Inc. 3.375%, 3/27/50	839	962
Ralph Lauren Corp. 2.950%, 6/15/30	1,310	1,353
		7,032

Consumer Staples—0.7%
Coca-Cola Co. (The) 2.950%, 3/25/25	1,320	1,455
Kroger Co. (The) 3.950%, 1/15/50	905	1,035
		2,490

Energy—6.3%
Baker Hughes a GE Co. LLC 4.486%, 5/1/30	1,509	1,737
Boardwalk Pipelines LP 4.450%, 7/15/27	368	386
BP Capital Markets America, Inc. 3.633%, 4/6/30	2,603	2,940
Enterprise Products Operating LLC 5.375%, 2/15/78	907	812
EOG Resources, Inc. 4.950%, 4/15/50	1,693	2,202
Exxon Mobil Corp. 4.327%, 3/19/50	1,655	2,073
Marathon Petroleum Corp.
4.500%, 5/1/23	1,377	1,484
4.700%, 5/1/25	624	699

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Petroleos Mexicanos 6.875%, 8/4/26	$ 3,742	$ 3,539
Phillips 66 3.700%, 4/6/23	764	817
Plains All American Pipeline LP 3.800%, 9/15/30	2,299	2,264
Shell International Finance B.V. 2.375%, 4/6/25	824	875
TechnipFMC plc 3.450%, 10/1/22	243	247
Valero Energy Corp. 2.850%, 4/15/25	719	758
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	2,086	2,124
		22,957

Financials—8.7%
AerCap Ireland Capital DAC 6.500%, 7/15/25	2,642	2,768
Arch Capital Group Ltd. 3.635%, 6/30/50	1,585	1,659
Bank of America Corp. 3.366%, 1/23/26	568	620
Citigroup, Inc.
3.106%, 4/8/26	935	1,002
3.980%, 3/20/30	1,311	1,503
Fidelity National Financial, Inc. 3.400%, 6/15/30	792	824
Fifth Third Bancorp 2.550%, 5/5/27	1,799	1,923
General Motors Financial Co., Inc.
2.750%, 6/20/25	1,995	1,966
3.600%, 6/21/30	2,002	1,944
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	869	920
JPMorgan Chase & Co.
3.207%, 4/1/23	1,100	1,145
2.301%, 10/15/25	840	880
2.956%, 5/13/31	882	938
Lazard Group LLC 4.375%, 3/11/29	943	1,055
Morgan Stanley
3.875%, 4/29/24	579	640
3.971%, 7/22/38	802	956
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(1)	1,514	1,512
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	835	931
Reinsurance Group of America, Inc. 3.150%, 6/15/30	912	941
Schlumberger Investment S.A. 2.650%, 6/26/30	1,846	1,892
Travelers Cos., Inc. (The)
4.050%, 3/7/48	1,085	1,345
2.550%, 4/27/50	821	811
Truist Bank 2.250%, 3/11/30	500	505
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	312	260
Unum Group 4.500%, 3/15/25	1,091	1,172
	Par Value	Value

Financials—continued
US Bank NA 2.050%, 1/21/25	$ 712	$ 755
Wells Fargo & Co. 1.654%, 6/2/24	1,025	1,042
		31,909

Health Care—0.8%
AbbVie, Inc. 144A 4.250%, 11/21/49(1)	1,599	1,917
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(1)	401	532
CommonSpirit Health 4.187%, 10/1/49	566	576
		3,025

Industrials—3.7%
3M Co. 3.700%, 4/15/50	472	561
Boeing Co. (The)
3.200%, 3/1/29	1,236	1,222
5.805%, 5/1/50	2,678	3,160
Carrier Global Corp. 144A 3.577%, 4/5/50(1)	1,745	1,703
General Dynamics Corp. 4.250%, 4/1/50	1,273	1,653
General Electric Co. 4.350%, 5/1/50	1,797	1,781
Honeywell International, Inc. 2.800%, 6/1/50	717	765
United Parcel Service, Inc. 4.450%, 4/1/30	783	978
Xylem, Inc. 2.250%, 1/30/31	1,639	1,649
		13,472

Information Technology—2.6%
Dell International LLC 144A 6.200%, 7/15/30(1)	618	720
HP, Inc.
3.000%, 6/17/27	884	927
3.400%, 6/17/30	1,446	1,486
Intel Corp. 3.100%, 2/15/60	1,651	1,814
Intuit, Inc. 0.950%, 7/15/25	1,367	1,368
NetApp, Inc.
1.875%, 6/22/25	750	760
2.700%, 6/22/30	2,568	2,572
		9,647

Materials—1.8%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	1,556	2,088
Bemis Co., Inc. 2.630%, 6/19/30	544	558
Newmont Corp.
2.250%, 10/1/30	1,254	1,271
6.250%, 10/1/39	1,089	1,542

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Materials—continued
Nucor Corp. 2.000%, 6/1/25	$ 629	$ 653
Packaging Corporation of America 4.050%, 12/15/49	457	545
		6,657

Utilities—2.9%
Cheniere Corpus Christi Holdings LLC 144A 3.700%, 11/15/29(1)	1,528	1,565
Consolidated Edison Co. of New York, Inc.
3.350%, 4/1/30	1,264	1,439
3.950%, 4/1/50	858	1,021
Dominion Energy, Inc. 3.375%, 4/1/30	1,245	1,377
NiSource, Inc. 3.600%, 5/1/30	802	916
Pacific Gas and Electric Co. 2.500%, 2/1/31	948	927
Southern Co. (The) 3.700%, 4/30/30	2,075	2,368
Transcontinental Gas Pipe Line Co. LLC 144A 3.950%, 5/15/50(1)	915	979
		10,592
Total Corporate Bonds and Notes (Identified Cost $106,232)		114,653
Total Long-Term Investments—95.2% (Identified Cost $336,364)		349,070
TOTAL INVESTMENTS—95.2% (Identified Cost $336,364)		$349,070
Other assets and liabilities, net—4.8%		17,769
NET ASSETS—100.0%		$366,839
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $27,008 or 7.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Country Weightings†
United States	94%
Australia	2
Mexico	1
Ireland	1
Luxembourg	1
Bermuda	1
Total	100%
† % of total investments as of June 30, 2020.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 14,184	$ 14,184
Corporate Bonds and Notes	114,653	114,653
Mortgage-Backed Securities	113,913	113,913
U.S. Government Securities	106,320	106,320
Total Investments	$349,070	$349,070
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—92.7%
Agency—92.7%
Federal Home Loan Mortgage Corp.
Pool #848744 (12 month LIBOR + 1.789%) 4.636%, 5/1/34(1)	$ 5,869	$ 6,174
Pool #848736 (12 month LIBOR + 1.750%) 4.516%, 5/1/35(1)	9,254	9,729
Pool #848747 (12 month LIBOR + 1.864%) 4.604%, 7/1/36(1)	5,193	5,476
Pool #1Q1195 (12 month LIBOR + 1.621%) 4.506%, 5/1/37(1)	3,672	3,854
Pool #848796 (12 month LIBOR + 1.815%) 4.750%, 5/1/37(1)	9,320	9,851
Pool #1Q1420 (12 month LIBOR + 1.842%) 4.566%, 9/1/39(1)	4,337	4,588
Pool #2B3257 (12 month LIBOR + 1.630%) 3.143%, 10/1/44(1)	3,351	3,495
Federal Home Loan Mortgage Corp. Multifamily ML Certificates KSKY, ATE (1 Month LIBOR + 0.360%) 0.544%, 8/25/27(1)	11,000	10,860
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KF06, A (1 month LIBOR + 0.330%) 0.513%, 11/25/21(1)	973	970
KS05, A (1 month LIBOR + 0.500%) 0.683%, 1/25/23(1)	5,707	5,688
KF15, A (1 month LIBOR + 0.670%) 0.853%, 2/25/23(1)	2,333	2,328
KF22, A (1 month LIBOR + 0.500%) 0.683%, 7/25/23(1)	2,410	2,411
KF29, A (1 month LIBOR + 0.360%) 0.543%, 2/25/24(1)	14,772	14,818
KF31, A (1 month LIBOR + 0.370%) 0.553%, 4/25/24(1)	5,258	5,275
KF32, A (1 month LIBOR + 0.370%) 0.553%, 5/25/24(1)	3,339	3,341
KJ27, A1 2.092%, 7/25/24	3,828	3,955
KF36, A (1 month LIBOR + 0.340%) 0.523%, 8/25/24(1)	7,170	7,168
KF34, A (1 month LIBOR + 0.360%) 0.543%, 8/25/24(1)	3,966	3,973
KF39, A (1 month LIBOR + 0.320%) 0.503%, 11/25/24(1)	2,075	2,075
KL3W, AFLW (1 month LIBOR + 0.450%) 0.633%, 8/25/25(1)	21,805	21,895
KF55, A (1 month LIBOR + 0.510%) 0.693%, 11/25/25(1)	8,308	8,359
KF16, A (1 month LIBOR + 0.630%) 0.813%, 3/25/26(1)	2,213	2,210
KF74, AS (SOFRRATE + 0.530%) 0.549%, 1/25/27(1)	17,572	17,594
KF79, AS (SOFR30A + 0.580%) 0.623%, 5/25/30(1)	14,450	14,459
Federal Home Loan Mortgage Corp. REMIC
3990, UA 2.500%, 1/15/26	2,195	2,204
4224, KC 3.000%, 5/15/32	4,075	4,266
2781, FA (1 month LIBOR + 0.350%) 0.535%, 4/15/34(1)	4,904	4,887
2796, F (1 month LIBOR + 0.500%) 0.685%, 5/15/34(1)	3,058	3,071
	Par Value	Value
Agency—continued
2980, FJ (1 month LIBOR + 0.300%) 0.485%, 11/15/34(1)	$ 7,476	$ 7,450
3107, FC (1 month LIBOR + 0.300%) 0.485%, 6/15/35(1)	6,777	6,781
4282, AD 2.500%, 2/15/36	1,213	1,217
3284, BF (1 month LIBOR + 0.300%) 0.485%, 3/15/37(1)	4,334	4,333
4664, CB 3.000%, 4/15/37	1,513	1,536
3828, EF (1 month LIBOR + 0.400%) 0.585%, 5/15/37(1)	530	530
4057, CF (1 month LIBOR + 0.450%) 0.635%, 4/15/39(1)	2,851	2,855
4387, JA 3.000%, 6/15/40	1,718	1,735
4048, GF (1 month LIBOR + 0.350%) 0.535%, 10/15/40(1)	7,525	7,521
3820, FA (1 month LIBOR + 0.350%) 0.535%, 3/15/41(1)	11,414	11,432
3990, GF (1 month LIBOR + 0.400%) 0.585%, 3/15/41(1)	5,101	5,097
3954, PF (1 month LIBOR + 0.500%) 0.685%, 7/15/41(1)	1,194	1,197
4547, A 3.000%, 12/15/41	2,813	2,902
4203, PF (1 month LIBOR + 0.250%) 0.435%, 9/15/42(1)	10,775	10,676
4136, EF (1 month LIBOR + 0.250%) 0.435%, 11/15/42(1)	5,075	5,058
4665, JG 3.500%, 12/15/42	888	899
4842, DA 4.000%, 2/15/43	1,061	1,068
4690, QA 3.500%, 5/15/44	2,542	2,608
4753, UA 3.000%, 8/15/45	7,003	7,255
4717, LA 3.000%, 11/15/45	2,637	2,742
Federal National Mortgage Association
2013-M13, APT 2.447%, 9/25/20(1)	189	190
Pool #AE0918 3.723%, 10/1/20(1)	155	156
Pool #AL4705 3.040%, 11/1/20(1)	471	473
Pool #AM1547 2.000%, 12/1/20	500	500
2016-M3, ASQ2 2.263%, 2/25/23	857	871
2013-M10, AFL (1 month LIBOR + 0.300%) 0.468%, 6/25/23(1)	3,830	3,791
Pool #109518 (1 month LIBOR + 0.320%) 0.503%, 9/1/23(1)	17,020	17,029
Pool #109523 (1 month LIBOR + 0.320%) 0.503%, 9/1/23(1)	21,760	21,772
Pool #AN1582 (1 month LIBOR + 0.440%) 0.623%, 9/1/23(1)	14,296	14,327
2016-M9, FA (1 month LIBOR + 0.590%) 0.762%, 9/25/23(1)	6,523	6,527
Pool #BL0422 (1 month LIBOR + 0.370%) 0.553%, 11/1/23(1)	21,000	21,024
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
2016-M13, FA (1 month LIBOR + 0.670%) 1.388%, 11/25/23(1)	$ 3,494	$ 3,489
Pool #AN4300 (1 month LIBOR + 0.560%) 0.743%, 1/1/24(1)	13,843	13,844
Pool #AN4364 (1 month LIBOR + 0.590%) 0.773%, 1/1/24(1)	2,914	2,929
2017-M2, FA (1 month LIBOR + 0.530%) 1.248%, 2/25/24(1)	3,913	3,905
2017-M11, FA (1 month LIBOR + 0.470%) 1.188%, 9/25/24(1)	3,074	3,071
2017-M13, FA (1 month LIBOR + 0.400%) 1.118%, 10/25/24(1)	4,618	4,606
2015-M14, FA (1 month LIBOR + 0.620%) 0.788%, 10/25/25(1)	5,983	5,975
2015-M6, FA (1 month LIBOR + 0.300%) 0.468%, 1/25/26(1)	20,189	20,127
Pool #BL4613 (1 month LIBOR + 0.660%) 0.843%, 9/1/26(1)	8,700	8,664
Pool #BL5697 (1 month LIBOR + 0.650%) 0.833%, 2/1/30(1)	6,300	6,292
Pool #BL7250 (1 month LIBOR + 0.590%) 0.763%, 6/1/30(1)	18,960	18,906
Pool #AD0064 (6 month LIBOR + 1.547%) 3.293%, 1/1/35(1)	2,250	2,313
Pool #AL2202 (12 month LIBOR + 1.701%) 3.819%, 6/1/36(1)	2,477	2,593
Pool #AL0960 (12 month LIBOR + 1.688%) 3.600%, 7/1/37(1)	5,090	5,338
Pool #AL0270 (12 month LIBOR + 1.685%) 3.794%, 8/1/38(1)	1,935	2,031
Pool #AL6516 (12 month LIBOR + 1.751%) 3.879%, 4/1/40(1)	3,824	3,998
Pool #AE0544 (12 month LIBOR + 1.740%) 3.833%, 11/1/40(1)	2,825	2,944
Pool #AL7812 (12 month LIBOR + 1.730%) 3.901%, 11/1/40(1)	6,868	7,155
Pool #AL7477 (12 month LIBOR + 1.798%) 3.912%, 12/1/40(1)	3,243	3,391
Pool #AL0323 (12 month LIBOR + 1.815%) 3.126%, 6/1/41(1)	2,915	3,052
Pool #AL8796 (12 month LIBOR + 1.819%) 3.881%, 9/1/41(1)	8,728	9,146
Pool #AL1886 (12 month LIBOR + 1.758%) 3.260%, 6/1/42(1)	1,035	1,086
Pool #AL8872 (12 month LIBOR + 1.798%) 3.819%, 7/1/42(1)	12,784	13,387
Pool #BM4557 (12 month LIBOR + 1.763%) 3.592%, 5/1/45(1)	4,130	4,317
Pool #BO7214 (U.S. Treasury Yield Curve CMT 1 year + 1.525%) 2.467%, 7/1/47(1)	7,368	7,711
Pool #BO6296 (U.S. Treasury Yield Curve CMT 1 year + 1.525%) 3.002%, 7/1/47(1)	1,983	2,075
Pool #BM1805 (12 month LIBOR + 1.602%) 2.831%, 9/1/47(1)	20,532	21,437
Pool #CA4499 (12 month LIBOR + 1.600%) 2.794%, 9/1/48(1)	7,305	7,620
Pool #BM4556 (12 month LIBOR + 1.598%) 3.287%, 10/1/48(1)	10,838	11,235
Pool #BO7215 (U.S. Treasury Yield Curve CMT 1 year + 1.650%) 3.137%, 4/1/49(1)	2,261	2,362
	Par Value	Value
Agency—continued
Pool #BO7216 (U.S. Treasury Yield Curve CMT 1 year + 1.650%) 2.853%, 5/1/49(1)	$ 1,170	$ 1,229
Pool #BP5563 (12 month LIBOR + 1.600%) 2.615%, 4/1/50(1)	6,106	6,417
Federal National Mortgage Association REMIC
2019-56, GA 3.000%, 8/25/31	914	924
2011-62, LF (1 month LIBOR + 0.400%) 0.585%, 1/25/32(1)	9,106	9,112
2013-62, FQ (1 month LIBOR + 0.250%) 0.435%, 9/25/32(1)	6,313	6,320
2018-92, AF (1 month LIBOR + 0.400%) 0.585%, 5/25/33(1)	9,241	9,248
2005-17, FA (1 month LIBOR + 0.300%) 0.485%, 3/25/35(1)	7,179	7,144
2005-74, NA (1 month LIBOR + 0.420%) 0.605%, 5/25/35(1)	12,166	12,178
2005-58, KF (1 month LIBOR + 0.500%) 0.685%, 7/25/35(1)	4,754	4,774
2018-96, FC (1 month LIBOR + 0.450%) 0.635%, 10/25/35(1)	9,864	9,871
2006-31, FP (1 month LIBOR + 0.300%) 0.485%, 5/25/36(1)	4,774	4,752
2006-63, FD (1 month LIBOR + 0.450%) 0.635%, 7/25/36(1)	5,475	5,487
2006-113, NF (1 month LIBOR + 0.350%) 0.535%, 9/25/36(1)	4,603	4,600
2017-17, LA 3.000%, 4/25/37	3,020	3,030
2017-22, BA 3.500%, 10/25/37	6,812	6,924
2007-106, FN (1 month LIBOR + 0.590%) 0.775%, 11/25/37(1)	5,232	5,295
2011-104, FE (1 month LIBOR + 0.350%) 0.535%, 3/25/39(1)	2,547	2,546
2011-117, PF (1 month LIBOR + 0.350%) 0.535%, 7/25/39(1)	2,678	2,677
2011-144, PF (1 month LIBOR + 0.450%) 0.635%, 10/25/39(1)	1,562	1,563
2011-84, F (1 month LIBOR + 0.350%) 0.535%, 1/25/40(1)	746	745
2010-59, FC (1 month LIBOR + 1.000%) 1.185%, 1/25/40(1)	4,689	4,778
2011-101, FN (1 month LIBOR + 0.550%) 0.735%, 4/25/40(1)	789	791
2012-17, GF (1 month LIBOR + 0.450%) 0.635%, 7/25/40(1)	2,950	2,955
2010-137, WB 4.028%, 7/25/40(1)	1,948	2,021
2012-112, AP 2.000%, 9/25/40	13,760	13,959
2012-71, FP (1 month LIBOR + 0.350%) 0.535%, 3/25/41(1)	5,136	5,128
2012-17, EF (1 month LIBOR + 0.450%) 0.635%, 3/25/41(1)	2,690	2,692
2012-38, PF (1 month LIBOR + 0.400%) 0.585%, 9/25/41(1)	1,443	1,444
2016-2, LA 3.000%, 12/25/41	1,046	1,080
2012-133, FC (1 month LIBOR + 0.300%) 0.485%, 6/25/42(1)	2,644	2,620

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
2012-99, LA 3.500%, 6/25/42	$ 1,637	$ 1,670
2013-34, PF (1 month LIBOR + 0.350%) 0.535%, 8/25/42(1)	7,463	7,414
2013-58, FY (1 month LIBOR + 0.250%) 0.435%, 2/25/43(1)	4,531	4,508
2016-36, FB (1 month LIBOR + 0.500%) 0.685%, 3/25/43(1)	1,469	1,472
2017-33, DA 3.500%, 7/25/43	5,371	5,563
2017-104, PA 3.000%, 2/25/46	14,879	15,479
2019-37, GB 2.500%, 3/25/47	4,549	4,707
2019-13, FG (1 month LIBOR + 0.400%) 0.585%, 4/25/49(1)	15,752	15,818
FRESB Mortgage Trust
2016-SB16, A5F 1.830%, 4/25/21(1)	2,629	2,649
2015-SB6, A5 2.270%, 9/25/35(1)	5,085	5,095
2016-SB13, A5H 2.060%, 1/25/36(1)	17,203	17,265
2016-SB18, A5H 2.110%, 5/25/36(1)	4,319	4,328
2016-SB16, A5H 2.130%, 5/25/36(1)	10,148	10,169
2016-SB23, A5H 1.980%, 9/25/36(1)	1,722	1,736
2016-SB22, A7H 2.190%, 9/25/36(1)	1,142	1,175
2016-SB23, A7H 2.200%, 9/25/36(1)	10,115	10,401
2018-SB50, A5H 3.000%, 4/25/38(1)	1,134	1,170
2015-SB3, A5 (1 month LIBOR + 0.700%) 0.883%, 8/25/42(1)	320	320
2016-SB19, A5H 2.180%, 1/25/46(1)	2,574	2,593
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 0.645%, 7/16/33(1)	4,222	4,228
2003-67, FP (1 month LIBOR + 0.900%) 1.090%, 8/20/33(1)	3,772	3,813
2004-38, FA (1 month LIBOR + 0.400%) 0.595%, 5/16/34(1)	5,818	5,818
2004-106, F (1 month LIBOR + 0.250%) 0.445%, 12/16/34(1)	4,645	4,631
2005-41, FC (1 month LIBOR + 0.300%) 0.490%, 5/20/35(1)	8,478	8,387
2005-84, FA (1 month LIBOR + 0.200%) 0.390%, 11/20/35(1)	5,235	5,203
2013-117, FH (1 month LIBOR + 0.350%) 0.540%, 6/20/39(1)	6,165	6,168
2013-124, F (1 month LIBOR + 0.400%) 0.590%, 8/20/39(1)	27,926	27,961
2009-88, FA (1 month LIBOR + 0.750%) 0.945%, 10/16/39(1)	7,569	7,658
2012-36, LF (1 month LIBOR + 0.330%) 0.520%, 3/20/42(1)	1,978	1,977
2019-38, BA 2.500%, 8/20/48	17,598	17,941
	Par Value	Value
Agency—continued
2016-H22, FJ (1 month LIBOR + 0.390%) 0.693%, 10/20/66(1)	$ 1,602	$ 1,601
2017-H13, FJ (1 month LIBOR + 0.200%) 0.503%, 5/20/67(1)	78	78
2017-H24, FJ (1 month LIBOR + 0.250%) 0.553%, 10/20/67(1)	376	376
Government National Mortgage Association I
Pool #778668 3.000%, 12/15/26	148	156
Pool #778776 3.000%, 1/15/27	191	201
Pool #AA8329 2.000%, 2/15/28	726	747
Pool #AF1057 2.000%, 7/15/28	349	362
Government National Mortgage Association II
Pool #4954 3.000%, 2/20/26	273	287
Pool #MA0299 2.500%, 8/20/27	823	854
Pool #MA0908 2.500%, 4/20/28	310	324
NCUA Guaranteed Notes Trust
2010-R2, 2A (1 month LIBOR + 0.470%) 0.644%, 11/5/20(1)	1,888	1,888
2010-R3, 1A (1 month LIBOR + 0.560%) 0.734%, 12/8/20(1)	13,355	13,330
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 0.600%, 5/25/27(1)	3,751	3,732
Pool #510083 (PRIME minus 2.650%) 0.600%, 9/25/27(1)	1,242	1,235
Pool #510241 (PRIME minus 2.600%) 0.650%, 10/25/27(1)	3,961	3,947
Pool #510254 (PRIME minus 2.600%) 0.650%, 5/25/28(1)	7,867	7,836
Pool #510228 (PRIME minus 2.500%) 0.750%, 7/25/28(1)	1,220	1,217
Pool #510219 (PRIME minus 2.650%) 0.600%, 11/25/28(1)	3,838	3,814
Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	7,188	7,169
Pool #510256 (PRIME minus 2.600%) 0.650%, 12/25/28(1)	7,867	7,838
Pool #510032 (PRIME minus 2.650%) 0.600%, 6/25/34(1)	3,289	3,266
		971,404
Total Mortgage-Backed Securities (Identified Cost $964,723)		971,404

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Asset-Backed Security—1.8%
Student Loan—1.8%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 0.530%, 12/7/20(1)	$18,744	$ 18,721
Total Asset-Backed Security (Identified Cost $18,743)		18,721
Total Long-Term Investments—94.5% (Identified Cost $983,466)		990,125

	Shares
Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	45,421,278	45,421
Total Short-Term Investment (Identified Cost $45,421)		45,421
TOTAL INVESTMENTS—98.8% (Identified Cost $1,028,887)		$1,035,546
Other assets and liabilities, net—1.2%		12,161
NET ASSETS—100.0%		$1,047,707
Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	Secured Overnight Financing Rate 30 Day Average
SOFRRATE	Secured Overnight Financing Rate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$ 18,721	$ —	$ 18,721
Mortgage-Backed Securities	971,404	—	971,404
Money Market Mutual Fund	45,421	45,421	—
Total Investments	$1,035,546	$45,421	$990,125
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—90.1%
Agency—90.1%
Federal Home Loan Mortgage Corp.
Pool #G07031 4.000%, 5/1/42	$294	$ 323
Pool #C04123 4.000%, 7/1/42	182	200
Pool #Q10929 3.500%, 9/1/42	238	257
Pool #G60019 4.500%, 3/1/44	203	225
Pool #Q26366 4.000%, 5/1/44	118	130
Pool #V81283 4.000%, 7/1/44	255	279
Pool #G60183 4.000%, 12/1/44	96	104
Pool #Q31645 4.000%, 2/1/45	47	50
Pool #V81992 4.000%, 10/1/45	189	204
Pool #Q38473 4.000%, 1/1/46	350	379
Pool #Q39440 4.000%, 3/1/46	337	361
Pool #G08706 3.500%, 5/1/46	289	308
Pool #Q40815 3.500%, 6/1/46	334	371
Pool #G60661 4.000%, 7/1/46	52	56
Pool #G61721 3.500%, 11/1/46	73	78
Pool #ZA4786 3.000%, 12/1/46	196	212
Pool #Q46110 3.500%, 2/1/47	250	274
Pool #ZM4703 3.000%, 11/1/47	184	195
Pool #Q51962 3.500%, 11/1/47	158	167
Pool #Q51951 4.000%, 11/1/47	68	73
Pool #Q53881 4.500%, 1/1/48	345	381
Pool #Q54449 3.500%, 2/1/48	76	82
Pool #ZM6076 4.000%, 4/1/48	477	507
Pool #ZT0509 3.000%, 8/1/48	196	209
Pool #SD0164 3.500%, 12/1/49	407	432
Pool #QA7571 3.000%, 2/1/50	195	206
Pool #QA8967 3.000%, 4/1/50	195	205
Federal National Mortgage Association
Pool #MA3575 3.500%, 12/1/38	136	143
Pool #AL7497 3.500%, 9/1/40	842	909
	Par Value	Value
Agency—continued
Pool #MA0639 4.000%, 2/1/41	$334	$ 367
Pool #AL0215 4.500%, 4/1/41	120	134
Pool #890381 3.500%, 10/1/41	210	228
Pool #AW8154 3.500%, 1/1/42	413	449
Pool #AS9571 3.500%, 5/1/42	283	299
Pool #AO8632 3.500%, 7/1/42	311	338
Pool #AX2491 4.000%, 10/1/44	362	393
Pool #MA2190 4.000%, 2/1/45	529	575
Pool #MA2341 4.500%, 6/1/45	82	89
Pool #AY8851 4.000%, 8/1/45	135	145
Pool #BE5050 4.000%, 9/1/45	144	158
Pool #AZ9213 4.000%, 10/1/45	354	397
Pool #AS6515 4.000%, 1/1/46	44	47
Pool #AS6640 3.500%, 2/1/46	242	263
Pool #BA4799 4.000%, 2/1/46	330	364
Pool #BE7155 3.500%, 2/1/47	449	491
Pool #BE7213 4.000%, 4/1/47	240	259
Pool #BE9598 4.000%, 5/1/47	326	349
Pool #BE3695 3.500%, 6/1/47	117	123
Pool #BM3564 3.000%, 7/1/47	346	366
Pool #BH9313 3.500%, 9/1/47	80	87
Pool #MA3182 3.500%, 11/1/47	301	318
Pool #BH7058 3.500%, 12/1/47	345	365
Pool #BH9215 3.500%, 1/1/48	87	92
Pool #FM1222 3.500%, 1/1/48	89	94
Pool #BH9277 3.500%, 2/1/48	860	910
Pool #BJ0650 3.500%, 3/1/48	128	136
Pool #BO2843 3.500%, 10/1/49	200	211
Pool #BO5325 3.000%, 11/1/49	189	199
Government National Mortgage Association I
Pool #AE8170 4.000%, 2/15/44	64	70
Pool #635099 3.000%, 7/15/46	74	79
See Notes to Financial Statements

Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #774031 3.000%, 8/15/47	$111	$ 118
Pool #AD6354 3.000%, 1/15/48	91	97
Pool #BQ1140 3.000%, 11/15/49	251	265
Government National Mortgage Association II
Pool #MA1521 3.500%, 12/20/43	63	68
Pool #MA2891 3.000%, 6/20/45	110	117
Pool #MA3173 3.500%, 10/20/45	117	125
Pool #MA3310 3.500%, 12/20/45	225	241
Pool #MA3662 3.000%, 5/20/46	100	106
Pool #MA3802 3.000%, 7/20/46	86	92
Pool #MA4003 3.000%, 10/20/46	359	381
Pool #MA4261 3.000%, 2/20/47	81	86
Pool #MA4586 3.500%, 7/20/47	475	506
Pool #MA5019 3.500%, 2/20/48	45	48
Pool #MA6599 3.000%, 4/20/50	199	211
Pool #MA6656 3.000%, 5/20/50	239	254
		18,430
Total Mortgage-Backed Securities (Identified Cost $17,662)		18,430
Total Long-Term Investments—90.1% (Identified Cost $17,662)		18,430

	Shares	Value
Short-Term Investment—6.0%
Money Market Mutual Fund—6.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(1)	1,227,921	$ 1,228
Total Short-Term Investment (Identified Cost $1,228)		1,228
TOTAL INVESTMENTS—96.1% (Identified Cost $18,890)		$19,658
Other assets and liabilities, net—3.9%		795
NET ASSETS—100.0%		$20,453

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$18,430	$ —	$18,430
Money Market Mutual Fund	1,228	1,228	—
Total Investments	$19,658	$1,228	$18,430
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—28.3%
Agency—14.6%
Federal National Mortgage Association
Pool #465721 4.040%, 10/1/20	$ 150	$ 150
Pool #AN0777 2.750%, 11/1/21	465	473
Pool #AM8254 2.710%, 6/1/22	548	564
Pool #AN4300 (1 month LIBOR + 0.560%) 0.743%, 1/1/24(1)	470	470
FRESB Mortgage Trust
2016-SB16, A5F 1.830%, 4/25/21(1)	561	566
2016-SB21, A5F 1.810%, 9/25/21(1)	517	524
2015-SB7, A5 2.370%, 9/25/35(1)	389	390
2016-SB16, A5H 2.130%, 5/25/36(1)	665	666
2016-SB23, A7H 2.200%, 9/25/36(1)	827	850
2018-SB50, A5H 3.000%, 4/25/38(1)	454	468
Small Business Administration Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	1,438	1,434
		6,555

Non-Agency—13.7%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 0.907%, 3/15/37(1)(2)	1,000	951
CFCRE Commercial Mortgage Trust 2011-C1, A4 144A 4.961%, 4/15/44(1)(2)	804	818
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%) 144A 1.335%, 5/15/38(1)(2)	1,180	1,137
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, ASB 3.144%, 5/15/45	388	394
VNDO Mortgage Trust 2013-PENN, B 144A 4.079%, 12/13/29(1)(2)	1,330	1,327
WFRBS Commercial Mortgage Trust 2012-C8, AFL (1 month LIBOR + 1.000%) 144A 1.194%, 8/15/45(1)(2)	1,539	1,535
		6,162
Total Mortgage-Backed Securities (Identified Cost $12,747)		12,717

Asset-Backed Securities—17.8%
Automobiles—3.5%
Ford Credit Auto Owner Trust 2015-2, A 144A 2.440%, 1/15/27(2)	1,000	1,001
Ford Credit Floorplan Master Owner Trust 2017-2, A2 (1 month LIBOR + 0.350%) 0.535%, 9/15/22(1)	100	100
	Par Value	Value
Automobiles—continued
Hyundai Auto Receivables Trust 2016-A, C 2.680%, 5/16/22	$ 491	$ 492
		1,593

Credit Card—9.4%
American Express Credit Account Master Trust 2017-5, B (1 month LIBOR + 0.580%) 0.765%, 2/18/25(1)	1,570	1,570
Barclays Dryrock Issuance Trust 2017-2, A (1 month LIBOR + 0.300%) 0.485%, 5/15/23(1)	500	500
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 1.769%, 5/15/28(1)	1,253	1,222
World Financial Network Credit Card Master Trust 2016-A, M 2.330%, 4/15/25	945	945
		4,237

Other—3.6%
Domino’s Pizza Master Issuer LLC 2017-1A, A2I (3 month LIBOR + 1.250%) 144A 2.241%, 7/25/47(1)(2)	975	966
Verizon Owner Trust 2019-B, A1A 2.330%, 12/20/23	626	643
		1,609

Student Loan—1.3%
Collegiate Funding Services Education Loan Trust 2005-A, A3 (3 month LIBOR + 0.130%) 1.505%, 3/29/27(1)	569	568
Total Asset-Backed Securities (Identified Cost $7,980)		8,007

Corporate Bonds and Notes—48.9%
Consumer Discretionary—5.8%
American Honda Finance Corp. (3 month LIBOR + 0.270%) 1.405%, 7/20/20(1)	765	765
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 0.934%, 8/13/21(1)(2)	900	895
Daimler Finance North America LLC (3 month LIBOR + 0.450%) 144A 0.808%, 2/22/21(1)(2)	730	727
Ralph Lauren Corp. 1.700%, 6/15/22	228	232
		2,619

Consumer Staples—1.0%
Estee Lauder Cos., Inc. (The) 1.700%, 5/10/21	455	460
Energy—8.3%
BP Capital Markets America, Inc. 2.937%, 4/6/23	279	295
Chevron Corp. 2.419%, 11/17/20	650	654
See Notes to Financial Statements

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
EOG Resources, Inc. 4.100%, 2/1/21	$ 450	$ 460
Marathon Petroleum Corp. 3.400%, 12/15/20	650	656
Phillips 66 (3 month LIBOR + 0.600%) 0.960%, 2/26/21(1)	665	664
Valero Energy Corp. 2.700%, 4/15/23	412	427
Woodside Finance Ltd. 144A 4.600%, 5/10/21(2)	550	560
		3,716

Financials—20.4%
American Express Co. (3 month LIBOR + 0.525%) 0.911%, 5/17/21(1)	890	892
Bank of America Corp. (3 month LIBOR + 0.650%) 0.947%, 6/25/22(1)	635	636
Bank of Montreal (3 month LIBOR + 0.460%) 1.771%, 4/13/21(1)	740	742
Citigroup, Inc. (3 month LIBOR + 1.700%) 1.388%, 12/8/21(1)	450	454
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 1.421%, 4/26/21(1)	440	441
Credit Suisse AG (SOFRRATE + 0.450%) 0.518%, 2/4/22(1)	535	533
John Deere Capital Corp. (3 month LIBOR + 0.400%) 0.718%, 6/7/21(1)	840	842
JPMorgan Chase & Co. (3 month LIBOR + 1.205%) 2.046%, 10/29/20(1)	400	401
Metropolitan Life Global Funding I (SOFRRATE + 0.570%) 144A 0.650%, 9/7/20(1)(2)	570	570
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 0.821%, 8/6/21(1)(2)	440	441
PNC Bank NA (3 month LIBOR + 0.430%) 0.743%, 12/9/22(1)	750	751
Regions Bank 2.750%, 4/1/21	500	506
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 1.591%, 4/13/21(1)	623	623
US Bank NA (3 month LIBOR + 0.320%) 1.311%, 4/26/21(1)	830	832
Wells Fargo & Co. 1.654%, 6/2/24	457	464
		9,128

Health Care—6.4%
AbbVie, Inc. (3 month LIBOR + 0.460%) 144A 0.841%, 11/19/21(1)(2)	800	800
CVS Health Corp. 3.350%, 3/9/21	600	612
GlaxoSmithKline Capital plc (3 month LIBOR + 0.350%) 0.774%, 5/14/21(1)	1,070	1,072
UnitedHealth Group, Inc. (3 month LIBOR + 0.260%) 0.573%, 6/15/21(1)	383	383
		2,867

	Par Value	Value
Industrials—3.7%
Boeing Co. (The) 4.508%, 5/1/23	$1,070	$ 1,130
Eaton Corp. 2.750%, 11/2/22	494	520
		1,650

Information Technology—0.8%
Intuit, Inc. 0.650%, 7/15/23	371	372
Utilities—2.5%
Duke Energy Corp. (3 month LIBOR + 0.500%) 144A 0.924%, 5/14/21(1)(2)	850	852
Pacific Gas and Electric Co. 1.750%, 6/16/22	282	282
		1,134
Total Corporate Bonds and Notes (Identified Cost $21,784)		21,946
Total Long-Term Investments—95.0% (Identified Cost $42,511)		42,670

	Shares
Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(3)	352,145	352
Total Short-Term Investment (Identified Cost $352)		352
TOTAL INVESTMENTS—95.8% (Identified Cost $42,863)		$43,022
Other assets and liabilities, net—4.2%		1,866
NET ASSETS—100.0%		$44,888

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SOFRRATE	Secured Overnight Financing Rate

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $12,580 or 28.0% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
United Kingdom	3
Canada	2
Australia	1
Switzerland	1
Netherlands	1
Total	100%
† % of total investments as of June 30, 2020.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 8,007	$ —	$ 8,007
Corporate Bonds and Notes	21,946	—	21,946
Mortgage-Backed Securities	12,717	—	12,717
Money Market Mutual Fund	352	352	—
Total Investments	$43,022	$352	$42,670
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Assets
Investment in securities at value(1)	$ 157,520	$ 81,399	$ 1,899,230
Cash	5,861	318	40,707
Receivables
Investment securities sold	—	4,993	119,881
Fund shares sold	5,974	480	1,903
Dividends and interest	643	477	4,627
Prepaid Trustees’ retainer	2	1	40
Prepaid expenses	30	27	81
Other assets	13	5	178
Total assets	170,043	87,700	2,066,647
Liabilities
Payables
Fund shares repurchased	69	22	4,929
Investment securities purchased	3,258	13,047	78,130
Dividend distributions	2	7	807
Investment advisory fees	17	15	501
Distribution and service fees	2	2	31
Administration and accounting fees	14	6	166
Transfer agent and sub-transfer agent fees and expenses	43	11	478
Professional fees	16	16	3
Trustee deferred compensation plan	13	5	178
Interest expense and/or commitment fees	— (a)	— (a)	—
Other accrued expenses	9	3	276
Total liabilities	3,443	13,134	85,499
Net Assets	$ 166,600	$ 74,566	$ 1,981,148
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 158,572	$ 68,256	$ 2,822,771
Accumulated earnings (loss)	8,028	6,310	(841,623)
Net Assets	$ 166,600	$ 74,566	$ 1,981,148
Net Assets:
Class A	$ 10,490	$ 5,762	$ 35,627
Class C	$ —	$ 664	$ 27,273
Class I	$ 154,023	$ 68,140	$ 1,715,154
Class R6	$ 2,087	$ —	$ 203,094
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	903,004	595,373	4,590,886
Class C	—	68,919	3,512,786
Class I	13,253,964	7,076,218	220,987,989
Class R6	179,504	—	26,149,493
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.62	$ 9.68	$ 7.76
Class C	$ —	$ 9.64	$ 7.76
Class I	$ 11.62	$ 9.63	$ 7.76
Class R6	$ 11.63	$ —	$ 7.77
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.07	$ 10.06	$ 7.98
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%
(1) Investment in securities at cost	$ 153,579	$ 78,111	$ 2,127,529

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2020
(Reported in thousands except shares and per share amounts)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund	Seix High Yield Fund
Assets
Investment in securities at value(1)	$ 72,638	$ 193,849	$ 295,243
Cash	2,271	2,899	838
Receivables
Investment securities sold	1,024	5,033	7,548
Fund shares sold	60	61	1,312
Dividends and interest	668	2,676	4,195
Prepaid Trustees’ retainer	2	4	7
Prepaid expenses	20	28	53
Other assets	6	18	28
Total assets	76,689	204,568	309,224
Liabilities
Payables
Fund shares repurchased	126	327	1,763
Investment securities purchased	5,853	5,638	5,526
Dividend distributions	52	33	187
Investment advisory fees	14	51	89
Distribution and service fees	1	4	1
Administration and accounting fees	7	17	29
Transfer agent and sub-transfer agent fees and expenses	9	59	77
Professional fees	16	16	10
Trustee deferred compensation plan	6	18	28
Interest expense and/or commitment fees	— (a)	1	1
Other accrued expenses	3	20	16
Total liabilities	6,087	6,184	7,727
Net Assets	$ 70,602	$ 198,384	$ 301,497
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 66,647	$ 309,433	$ 367,404
Accumulated earnings (loss)	3,955	(111,049)	(65,907)
Net Assets	$ 70,602	$ 198,384	$ 301,497
Net Assets:
Class A	$ 7,093	$ 19,840	$ 6,504
Class I	$ 63,509	$ 170,627	$ 285,535
Class R6	$ —	$ 7,917	$ 9,458
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	571,197	3,362,176	820,563
Class I	5,115,513	28,957,981	35,122,469
Class R6	—	1,344,364	1,162,844
Net Asset Value and Redemption Price Per Share:
Class A	$ 12.42	$ 5.90	$ 7.93
Class I	$ 12.42	$ 5.89	$ 8.13
Class R6	$ —	$ 5.89	$ 8.13
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.77	$ 6.13	$ 8.24
Maximum Sales Charge - Class A	2.75%	3.75%	3.75%
(1) Investment in securities at cost	$ 69,789	$ 200,144	$ 296,117

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2020
(Reported in thousands except shares and per share amounts)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Assets
Investment in securities at value(1)	$ 298,624	$ 19,570	$ 13,922
Cash	11,589	276	690
Receivables
Fund shares sold	630	49	— (a)
Receivable from adviser	—	—	2
Dividends and interest	3,162	73	130
Prepaid Trustees’ retainer	6	— (a)	— (a)
Prepaid expenses	35	27	28
Other assets	25	2	1
Total assets	314,071	19,997	14,773
Liabilities
Payables
Fund shares repurchased	1,066	5	29
Investment securities purchased	20,017	—	366
Dividend distributions	307	— (a)	1
Investment advisory fees	63	1	—
Distribution and service fees	2	3	— (a)
Administration and accounting fees	25	2	2
Transfer agent and sub-transfer agent fees and expenses	65	2	3
Professional fees	15	16	16
Trustee deferred compensation plan	25	2	1
Interest expense and/or commitment fees	1	— (a)	— (a)
Other accrued expenses	18	— (a)	— (a)
Total liabilities	21,604	31	418
Net Assets	$ 292,467	$ 19,966	$ 14,355
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 277,773	$ 19,771	$ 13,987
Accumulated earnings (loss)	14,694	195	368
Net Assets	$ 292,467	$ 19,966	$ 14,355
Net Assets:
Class A	$ 8,579	$ 6,910	$ 1,550
Class C	$ —	$ 1,784	$ —
Class I	$ 283,888	$ 11,272	$ 12,805
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	712,587	675,522	152,291
Class C	—	174,540	—
Class I	23,610,767	1,105,326	1,257,506
Net Asset Value and Redemption Price Per Share:
Class A	$ 12.04	$ 10.23	$ 10.18
Class C	$ —	$ 10.22	$ —
Class I	$ 12.02	$ 10.20	$ 10.18
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.38	$ 10.47	$ 10.41
Maximum Sales Charge - Class A	2.75%	2.25%	2.25%
(1) Investment in securities at cost	$ 287,004	$ 19,221	$ 13,648

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2020
(Reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Assets
Investment in securities at value(1)	$ 349,070	$ 1,035,546	$ 19,658
Cash	20,956	9,009	745
Receivables
Investment securities sold	—	1,145	—
Fund shares sold	2,472	5,697	2
Receivable from adviser	—	—	2
Dividends and interest	1,546	1,132	52
Prepaid Trustees’ retainer	7	19	— (a)
Prepaid expenses	56	69	26
Other assets	32	89	2
Total assets	374,139	1,052,706	20,487
Liabilities
Payables
Fund shares repurchased	239	779	2
Investment securities purchased	6,806	3,484	—
Dividend distributions	10	72	1
Investment advisory fees	44	111	—
Distribution and service fees	4	4	2
Administration and accounting fees	32	86	2
Transfer agent and sub-transfer agent fees and expenses	90	288	9
Professional fees	18	16	16
Trustee deferred compensation plan	32	89	2
Interest expense and/or commitment fees	1	3	— (a)
Other accrued expenses	24	67	— (a)
Total liabilities	7,300	4,999	34
Net Assets	$ 366,839	$ 1,047,707	$ 20,453
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 349,806	$ 1,046,591	$ 19,610
Accumulated earnings (loss)	17,033	1,116	843
Net Assets	$ 366,839	$ 1,047,707	$ 20,453
Net Assets:
Class A	$ 19,136	$ 20,237	$ 6,976
Class C	$ —	$ —	$ 564
Class I	$ 289,018	$ 1,015,601	$ 12,913
Class R6	$ 58,685	$ 11,869	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,607,755	2,017,646	603,961
Class C	—	—	48,786
Class I	25,098,313	101,260,481	1,116,189
Class R6	5,097,712	1,181,640	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.90	$ 10.03	$ 11.55
Class C	$ —	$ —	$ 11.57
Class I	$ 11.52	$ 10.03	$ 11.57
Class R6	$ 11.51	$ 10.04	$ —
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.36	$ —	$ 11.82
Maximum Sales Charge - Class A	3.75%	—%	2.25%
(1) Investment in securities at cost	$ 336,364	$ 1,028,887	$ 18,890

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2020
(Reported in thousands except shares and per share amounts)
Seix Ultra-Short Bond Fund
Assets
Investment in securities at value(1)	$ 43,022
Cash	2,099
Receivables
Investment securities sold	14
Fund shares sold	5
Dividends and interest	99
Prepaid Trustees’ retainer	1
Prepaid expenses	20
Other assets	4
Total assets	45,264
Liabilities
Payables
Fund shares repurchased	329
Dividend distributions	5
Investment advisory fees	— (a)
Distribution and service fees	1
Administration and accounting fees	5
Transfer agent and sub-transfer agent fees and expenses	11
Professional fees	16
Trustee deferred compensation plan	4
Interest expense and/or commitment fees	— (a)
Other accrued expenses	5
Total liabilities	376
Net Assets	$ 44,888
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 45,419
Accumulated earnings (loss)	(531)
Net Assets	$ 44,888
Net Assets:
Class A	$ 2,944
Class I	$ 41,944
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	296,275
Class I	4,224,317
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.94
Class I	$ 9.93
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ —
Maximum Sales Charge - Class A	—%
(1) Investment in securities at cost	$ 42,863

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2020
($ reported in thousands)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Investment Income
Dividends	$ 10	$ 5	$ 638
Interest	1,075	755	63,496
Security lending, net of fees	5	—	—
Total investment income	1,090	760	64,134
Expenses
Investment advisory fees	140	94	5,389
Distribution and service fees, Class A	12	7	52
Distribution and service fees, Class C	—	3	154
Administration and accounting fees	63	29	1,343
Transfer agent fees and expenses	25	11	583
Sub-transfer agent fees and expenses, Class A	8	3	18
Sub-transfer agent fees and expenses, Class C	—	—	8
Sub-transfer agent fees and expenses, Class I	72	26	1,250
Custodian fees	— (1)	— (1)	2
Printing fees and expenses	3	1	97
Professional fees	14	14	45
Interest expense and/or commitment fees	— (1)	— (1)	229
Registration fees	21	14	75
Trustees’ fees and expenses	5	2	150
Miscellaneous expenses	10	4	258
Total expenses	373	208	9,653
Less net expenses reimbursed and/or waived by investment adviser(2)	(88)	(33)	(1,430)
Net expenses	285	175	8,223
Net investment income (loss)	805	585	55,911
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,183	2,575	(177,944)
Swaps	—	316	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,453	1,193	(107,624)
Swaps	—	193	—
Net realized and unrealized gain (loss) on investments	6,636	4,277	(285,568)
Net increase (decrease) in net assets resulting from operations	$7,441	$4,862	$(229,657)

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2020
($ reported in thousands)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund	Seix High Yield Fund
Investment Income
Dividends	$ 25	$ 67	$ 48
Interest	585	7,025	8,091
Security lending, net of fees	—	15	1
Total investment income	610	7,107	8,140
Expenses
Investment advisory fees	161	632	663
Distribution and service fees, Class A	5	26	5
Administration and accounting fees	37	124	158
Transfer agent fees and expenses	14	51	64
Sub-transfer agent fees and expenses, Class A	1	12	2
Sub-transfer agent fees and expenses, Class I	26	140	152
Custodian fees	— (1)	1	1
Printing fees and expenses	2	9	9
Professional fees	14	16	17
Interest expense and/or commitment fees	— (1)	1	1
Registration fees	11	25	33
Trustees’ fees and expenses	3	13	13
Miscellaneous expenses	3	20	18
Total expenses	277	1,070	1,136
Less net expenses reimbursed and/or waived by investment adviser(2)	(79)	(270)	(191)
Net expenses	198	800	945
Net investment income (loss)	412	6,307	7,195
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,108	(13,160)	(4,354)
Net change in unrealized appreciation (depreciation) on:
Investments	1,030	(9,379)	(5,651)
Net realized and unrealized gain (loss) on investments	2,138	(22,539)	(10,005)
Net increase (decrease) in net assets resulting from operations	$2,550	$(16,232)	$ (2,810)

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2020
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Investment Income
Dividends	$ 132	$ 1	$ 4
Interest	2,407	124	80
Total investment income	2,539	125	84
Expenses
Investment advisory fees	739	30	22
Distribution and service fees, Class A	11	7	1
Distribution and service fees, Class C	—	7	—
Administration and accounting fees	158	12	10
Transfer agent fees and expenses	64	3	3
Sub-transfer agent fees and expenses, Class A	2	2	1
Sub-transfer agent fees and expenses, Class I	172	3	6
Custodian fees	— (1)	— (1)	— (1)
Printing fees and expenses	10	1	— (1)
Professional fees	16	13	14
Interest expense and/or commitment fees	1	— (1)	— (1)
Registration fees	16	15	11
Trustees’ fees and expenses	14	— (1)	1
Miscellaneous expenses	11	2	1
Total expenses	1,214	95	70
Less net expenses reimbursed and/or waived by investment adviser(2)	(348)	(37)	(39)
Net expenses	866	58	31
Net investment income (loss)	1,673	67	53
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,078	104	95
Net change in unrealized appreciation (depreciation) on:
Investments	4,884	265	127
Net realized and unrealized gain (loss) on investments	7,962	369	222
Net increase (decrease) in net assets resulting from operations	$9,635	$436	$275

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2020
($ reported in thousands)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Investment Income
Dividends	$ 26	$ 90	$ 2
Interest	3,403	7,587	182
Security lending, net of fees	16	— (1)	— (1)
Total investment income	3,445	7,677	184
Expenses
Investment advisory fees	402	885	39
Distribution and service fees, Class A	29	20	7
Distribution and service fees, Class C	—	—	2
Administration and accounting fees	172	477	14
Transfer agent fees and expenses	70	198	4
Sub-transfer agent fees and expenses, Class A	16	2	21
Sub-transfer agent fees and expenses, Class I	151	478	11
Custodian fees	1	2	— (1)
Printing fees and expenses	11	32	1
Professional fees	18	22	14
Interest expense and/or commitment fees	1	3	— (1)
Registration fees	19	34	15
Trustees’ fees and expenses	14	40	1
Miscellaneous expenses	21	46	2
Total expenses	925	2,239	131
Less net expenses reimbursed and/or waived by investment adviser(2)	(201)	(372)	(54)
Net expenses	724	1,867	77
Net investment income (loss)	2,721	5,810	107
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	13,178	(227)	194
Forward foreign currency transactions	(1,454)	—	—
Swaps	2,099	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	8,175	3,315	265
Swaps	1,360	—	—
Net realized and unrealized gain (loss) on investments	23,358	3,088	459
Net increase (decrease) in net assets resulting from operations	$26,079	$8,898	$566

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2020
($ reported in thousands)
Seix Ultra-Short Bond Fund
Investment Income
Dividends	$ 7
Interest	473
Security lending, net of fees	— (1)
Total investment income	480
Expenses
Investment advisory fees	52
Distribution and service fees, Class A	4
Administration and accounting fees	29
Transfer agent fees and expenses	10
Sub-transfer agent fees and expenses, Class A	1
Sub-transfer agent fees and expenses, Class I	19
Custodian fees	1
Printing fees and expenses	2
Professional fees	14
Interest expense and/or commitment fees	— (1)
Registration fees	14
Trustees’ fees and expenses	2
Miscellaneous expenses	3
Total expenses	151
Less net expenses reimbursed and/or waived by investment adviser(2)	(52)
Net expenses	99
Net investment income (loss)	381
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(562)
Net change in unrealized appreciation (depreciation) on:
Investments	70
Net realized and unrealized gain (loss) on investments	(492)
Net increase (decrease) in net assets resulting from operations	$(111)

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Seix Core Bond Fund		Seix Corporate Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 805	$ 2,915	$ 585	$ 1,246
Net realized gain (loss)	4,183	6,797	2,891	1,629
Net change in unrealized appreciation (depreciation)	2,453	188	1,386	2,178
Increase (decrease) in net assets resulting from operations	7,441	9,900	4,862	5,053
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(66)	(128)	(101)	(122)
Class C	—	—	(9)	(13)
Class I	(726)	(2,730)	(1,024)	(992)
Class R	—	(50)	—	—
Class R6	(17)	(7)	—	—
Total Dividends and Distributions to Shareholders	(809)	(2,915)	(1,134)	(1,127)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	690	2,890	(254)	4,781
Class C	—	—	(51)	(4,852)
Class I	54,563	(49,184)	31,977	(5,737)
Class R	—	(3,262)	—	—
Class R6	(69)	1,906	—	—
Increase (decrease) in net assets from capital transactions	55,184	(47,650)	31,672	(5,808)
Net increase (decrease) in net assets	61,816	(40,665)	35,400	(1,882)
Net Assets
Beginning of period	104,784	145,449	39,166	41,048
End of Period	$ 166,600	$ 104,784	$ 74,566	$ 39,166
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Floating Rate High Income Fund		Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 55,911	$ 221,192	$ 412	$ 1,004
Net realized gain (loss)	(177,944)	(126,937)	1,108	1,906
Net change in unrealized appreciation (depreciation)	(107,624)	212,166	1,030	1,000
Increase (decrease) in net assets resulting from operations	(229,657)	306,421	2,550	3,910
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(842)	(2,650)	(66)	(261)
Class C	(528)	(1,849)	—	—
Class I	(45,418)	(187,268)	(611)	(1,931)
Class R6	(9,116)	(34,576)	—	—
Total Dividends and Distributions to Shareholders	(55,904)	(226,343)	(677)	(2,192)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(8,430)	(21,243)	(9)	(135)
Class C	(7,521)	(8,593)	—	—
Class I	(749,821)	(1,745,945)	8,539	10,080
Class R6	(306,596)	(264,859)	—	—
Increase (decrease) in net assets from capital transactions	(1,072,368)	(2,040,640)	8,530	9,945
Net increase (decrease) in net assets	(1,357,929)	(1,960,562)	10,403	11,663
Net Assets
Beginning of period	3,339,077	5,299,639	60,199	48,536
End of Period	$ 1,981,148	$ 3,339,077	$ 70,602	$ 60,199
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Income Fund		Seix High Yield Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 6,307	$ 16,753	$ 7,195	$ 14,944
Net realized gain (loss)	(13,160)	(12,562)	(4,354)	(3,240)
Net change in unrealized appreciation (depreciation)	(9,379)	30,983	(5,651)	24,890
Increase (decrease) in net assets resulting from operations	(16,232)	35,174	(2,810)	36,594
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(550)	(871)	(84)	(164)
Class I	(5,242)	(13,691)	(6,903)	(14,596)
Class R	—	(486)	—	(2)
Class R6	(532)	(1,637)	(157)	(72)
Total Dividends and Distributions to Shareholders	(6,324)	(16,685)	(7,144)	(14,834)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(3,866)	9,888	1,956	1,464
Class I	(46,741)	(46,460)	3,053	(16,055)
Class R	—	(11,661)	—	(56)
Class R6	(24,804)	31,240	3,890	4,537
Increase (decrease) in net assets from capital transactions	(75,411)	(16,993)	8,899	(10,110)
Net increase (decrease) in net assets	(97,967)	1,496	(1,055)	11,650
Net Assets
Beginning of period	296,351	294,855	302,552	290,902
End of Period	$ 198,384	$ 296,351	$ 301,497	$ 302,552
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund		Seix Short-Term Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,673	$ 5,770	$ 67	$ 147
Net realized gain (loss)	3,078	10,942	104	26
Net change in unrealized appreciation (depreciation)	4,884	4,279	265	85
Increase (decrease) in net assets resulting from operations	9,635	20,991	436	258
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(70)	(385)	(29)	(41)
Class C	—	—	(1)	(8)
Class I	(2,494)	(12,595)	(36)	(98)
Total Dividends and Distributions to Shareholders	(2,564)	(12,980)	(66)	(147)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(906)	(930)	4,427	240
Class C	—	—	1,014	(739)
Class I	(18,307)	(19,472)	5,967	(632)
Increase (decrease) in net assets from capital transactions	(19,213)	(20,402)	11,408	(1,131)
Net increase (decrease) in net assets	(12,142)	(12,391)	11,778	(1,020)
Net Assets
Beginning of period	304,609	317,000	8,188	9,208
End of Period	$ 292,467	$ 304,609	$ 19,966	$ 8,188
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Short-Term Municipal Bond Fund		Seix Total Return Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 53	$ 203	$ 2,721	$ 8,868
Net realized gain (loss)	95	221	13,823	19,672
Net change in unrealized appreciation (depreciation)	127	166	9,535	(678)
Increase (decrease) in net assets resulting from operations	275	590	26,079	27,862
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(7)	(37)	(154)	(123)
Class I	(58)	(317)	(1,887)	(4,117)
Class R	—	—	—	(229)
Class R6	—	—	(507)	(1,061)
Return of Capital:
Class A	—	—	—	(61)
Class I	—	—	—	(1,635)
Class R	—	—	—	(149)
Class R6	—	—	—	(375)
Total Dividends and Distributions to Shareholders	(65)	(354)	(2,548)	(7,750)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(7)	106	(7,487)	13,692
Class I	1,784	(8,428)	51,623	(130,692)
Class R	—	—	—	(28,882)
Class R6	—	—	(7,038)	(12,799)
Increase (decrease) in net assets from capital transactions	1,777	(8,322)	37,098	(158,681)
Net increase (decrease) in net assets	1,987	(8,086)	60,629	(138,569)
Net Assets
Beginning of period	12,368	20,454	306,210	444,779
End of Period	$ 14,355	$ 12,368	$ 366,839	$ 306,210
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund		Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 5,810	$ 28,891	$ 107	$ 472
Net realized gain (loss)	(227)	234	194	334
Net change in unrealized appreciation (depreciation)	3,315	927	265	516
Increase (decrease) in net assets resulting from operations	8,898	30,052	566	1,322
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(82)	(174)	(42)	(125)
Class C	—	—	(1)	(9)
Class I	(5,624)	(28,008)	(84)	(339)
Class R6	(129)	(716)	—	—
Return of Capital:
Class A	—	—	—	(5)
Class C	—	—	—	— (1)
Class I	—	—	—	(12)
Total Dividends and Distributions to Shareholders	(5,835)	(28,898)	(127)	(490)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	6,437	8,243	154	2,692
Class C	—	—	171	(2,813)
Class I	148,114	(369,064)	(1,827)	(3,711)
Class R6	(13,717)	(7,433)	—	—
Increase (decrease) in net assets from capital transactions	140,834	(368,254)	(1,502)	(3,832)
Net increase (decrease) in net assets	143,897	(367,100)	(1,063)	(3,000)
Net Assets
Beginning of period	903,810	1,270,910	21,516	24,516
End of Period	$ 1,047,707	$ 903,810	$ 20,453	$ 21,516

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 381	$ 1,464
Net realized gain (loss)	(562)	(6)
Net change in unrealized appreciation (depreciation)	70	250
Increase (decrease) in net assets resulting from operations	(111)	1,708
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(22)	(42)
Class I	(357)	(1,420)
Total Dividends and Distributions to Shareholders	(379)	(1,462)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(143)	1,408
Class I	(5,773)	(12,099)
Increase (decrease) in net assets from capital transactions	(5,916)	(10,691)
Net increase (decrease) in net assets	(6,406)	(10,445)
Net Assets
Beginning of period	51,294	61,739
End of Period	$ 44,888	$ 51,294
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Core Bond Fund
Class A
1/1/20 to 6/30/20(6)	$10.91	0.08	0.71	0.79	(0.08)	—	—	(0.08)	0.71	11.62	7.23%	$ 10,490	0.64%	0.93%	1.35%	155%
1/1/19 to 12/31/19	10.36	0.22	0.55	0.77	(0.22)	—	—	(0.22)	0.55	10.91	7.48	9,183	0.64	0.91	2.03	197
1/1/18 to 12/31/18	10.63	0.22	(0.25)	(0.03)	(0.23)	(0.01)	—	(0.24)	(0.27)	10.36	(0.28)	5,993	0.64	0.89	2.18	172
4/1/17 to 12/31/17(7)	10.56	0.14	0.08	0.22	(0.12)	(0.03)	—	(0.15)	0.07	10.63	2.12	8,433	0.65 (8)	0.79	1.73	130
4/1/16 to 3/31/17	10.86	0.16	(0.06)	0.10	(0.19)	—	(0.21)	(0.40)	(0.30)	10.56	0.90	10,363	0.64	0.64	1.45	210
4/1/15 to 3/31/16	11.04	0.18	(0.07)	0.11	(0.20)	—	(0.09)	(0.29)	(0.18)	10.86	1.01	10,170	0.65	0.65	1.65	232
4/1/14 to 3/31/15	10.65	0.18	0.41	0.59	(0.20)	—	—	(0.20)	0.39	11.04	5.58	7,411	0.67	0.67	1.70	168
Class I
1/1/20 to 6/30/20(6)	$10.91	0.08	0.71	0.79	(0.08)	—	—	(0.08)	0.71	11.62	7.30%	$ 154,023	0.50%	0.65%	1.44%	155%
1/1/19 to 12/31/19	10.36	0.24	0.54	0.78	(0.23)	—	—	(0.23)	0.55	10.91	7.63	93,576	0.50	0.64	2.21	197
1/1/18 to 12/31/18	10.63	0.24	(0.26)	(0.02)	(0.24)	(0.01)	—	(0.25)	(0.27)	10.36	(0.14)	136,247	0.50	0.62	2.31	172
4/1/17 to 12/31/17(7)	10.57	0.15	0.07	0.22	(0.13)	(0.03)	—	(0.16)	0.06	10.63	2.13	186,029	0.51 (8)	0.58	1.87	130
4/1/16 to 3/31/17	10.86	0.17	(0.04)	0.13	(0.21)	—	(0.21)	(0.42)	(0.29)	10.57	1.15	199,622	0.49	0.49	1.58	210
4/1/15 to 3/31/16	11.04	0.20	(0.08)	0.12	(0.21)	—	(0.09)	(0.30)	(0.18)	10.86	1.18	255,522	0.48	0.48	1.82	232
4/1/14 to 3/31/15	10.65	0.21	0.40	0.61	(0.22)	—	—	(0.22)	0.39	11.04	5.80	191,905	0.45	0.45	1.90	168
Class R6*
1/1/20 to 6/30/20(6)	$10.91	0.09	0.72	0.81	(0.09)	—	—	(0.09)	0.72	11.63	7.47%	$ 2,087	0.36%	0.51%	1.64%	155%
1/1/19 to 12/31/19	10.36	0.23	0.57	0.80	(0.25)	—	—	(0.25)	0.55	10.91	7.78	2,025	0.36	0.50	2.12	197
1/1/18 to 12/31/18	10.63	0.25	(0.26)	(0.01)	(0.25)	(0.01)	—	(0.26)	(0.27)	10.36	(0.02)	114	0.36	0.48	2.40	172
4/1/17 to 12/31/17(7)	10.57	0.16	0.08	0.24	(0.15)	(0.03)	—	(0.18)	0.06	10.63	2.24	3,279	0.36	0.46	1.96	130
4/1/16 to 3/31/17	10.86	0.19	(0.05)	0.14	(0.22)	—	(0.21)	(0.43)	(0.29)	10.57	1.29	1,352	0.35	0.35	1.78	210
8/3/15 to 3/31/16(9)	10.77	0.14	0.13	0.27	(0.15)	—	(0.03)	(0.18)	0.09	10.86	2.51	22	0.34	0.34	2.00	232

Seix Corporate Bond Fund
Class A
1/1/20 to 6/30/20(6)	$ 8.95	0.10	0.81	0.91	(0.10)	—	(0.08)	(0.18)	0.73	9.68	10.14%	$ 5,762	0.95%	1.07%	2.28%	130%
1/1/19 to 12/31/19	8.15	0.23	0.78	1.01	(0.21)	—	—	(0.21)	0.80	8.95	12.47	5,599	0.95	1.10	2.69	118
1/1/18 to 12/31/18	8.76	0.26	(0.60)	(0.34)	(0.25)	—	(0.02)	(0.27)	(0.61)	8.15	(3.90)	345	0.95	1.35	3.08	299
4/1/17 to 12/31/17(7)	8.69	0.18	0.21	0.39	(0.16)	—	(0.16)	(0.32)	0.07	8.76	4.53	363	0.95	1.34	2.68	80
4/1/16 to 3/31/17	8.50	0.24	0.27	0.51	(0.24)	—	(0.08)	(0.32)	0.19	8.69	6.01	591	0.95	1.15	2.75	182
4/1/15 to 3/31/16	8.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)	(0.20)	(0.43)	(0.49)	8.50	(0.52)	500	0.95	1.11	2.68	84
4/1/14 to 3/31/15	8.84	0.24	0.32	0.56	(0.24)	—	(0.17)	(0.41)	0.15	8.99	6.40	807	0.95	0.99	2.67	90
Class C
1/1/20 to 6/30/20(6)	$ 8.91	0.07	0.81	0.88	(0.07)	—	(0.08)	(0.15)	0.73	9.64	9.81%	$ 664	1.65%	1.82%	1.58%	130%
1/1/19 to 12/31/19	8.11	0.16	0.78	0.94	(0.14)	—	—	(0.14)	0.80	8.91	11.60	671	1.65	1.84	1.87	118
1/1/18 to 12/31/18	8.72	0.20	(0.60)	(0.40)	(0.19)	—	(0.02)	(0.21)	(0.61)	8.11	(4.61)	5,459	1.65	2.12	2.37	299
4/1/17 to 12/31/17(7)	8.65	0.13	0.21	0.34	(0.11)	—	(0.16)	(0.27)	0.07	8.72	4.02	6,518	1.62	2.10	2.02	80
4/1/16 to 3/31/17	8.46	0.18	0.27	0.45	(0.18)	—	(0.08)	(0.26)	0.19	8.65	5.29	7,369	1.65	1.82	2.03	182
4/1/15 to 3/31/16	8.95	0.17	(0.29)	(0.12)	(0.16)	(0.01)	(0.20)	(0.37)	(0.49)	8.46	(1.22)	8,105	1.65	1.80	2.01	84
4/1/14 to 3/31/15	8.80	0.18	0.32	0.50	(0.18)	—	(0.17)	(0.35)	0.15	8.95	5.69	9,289	1.64	1.67	1.97	90
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Corporate Bond Fund (Continued)
Class I
1/1/20 to 6/30/20(6)	$ 8.90	0.11	0.81	0.92	(0.11)	—	(0.08)	(0.19)	0.73	9.63	10.33%	$ 68,140	0.70%	0.84%	2.52%	130%
1/1/19 to 12/31/19	8.11	0.25	0.77	1.02	(0.23)	—	—	(0.23)	0.79	8.90	12.66	32,896	0.70	0.86	2.90	118
1/1/18 to 12/31/18	8.73	0.27	(0.60)	(0.33)	(0.27)	—	(0.02)	(0.29)	(0.62)	8.11	(3.81)	35,244	0.70	1.03	3.33	299
4/1/17 to 12/31/17(7)	8.65	0.19	0.23	0.42	(0.18)	—	(0.16)	(0.34)	0.08	8.73	4.86	8,382	0.70	1.18	2.93	80
4/1/16 to 3/31/17	8.46	0.26	0.27	0.53	(0.26)	—	(0.08)	(0.34)	0.19	8.65	6.29	12,651	0.70	0.93	2.99	182
4/1/15 to 3/31/16	8.95	0.25	(0.29)	(0.04)	(0.24)	(0.01)	(0.20)	(0.45)	(0.49)	8.46	(0.29)	8,943	0.70	0.83	2.86	84
4/1/14 to 3/31/15	8.80	0.26	0.32	0.58	(0.26)	—	(0.17)	(0.43)	0.15	8.95	6.73	24,172	0.66	0.69	2.95	90

Seix Floating Rate High Income Fund
Class A
1/1/20 to 6/30/20(6)	$ 8.40	0.16	(0.64)	(0.48)	(0.16)	—	—	(0.16)	(0.64)	7.76	(5.76) %	$ 35,627	0.96% (10)	0.97%	4.01%	31%
1/1/19 to 12/31/19	8.30	0.41	0.11	0.52	(0.42)	—	—	(0.42)	0.10	8.40	6.30	47,938	0.95 (10)(11)	0.93	4.79	17
1/1/18 to 12/31/18	8.70	0.40	(0.40)	—	(0.40)	—	—	(0.40)	(0.40)	8.30	(0.11)	68,213	0.94	0.95	4.58	75
4/1/17 to 12/31/17(7)	8.75	0.26	(0.05)	0.21	(0.26)	—	—	(0.26)	(0.05)	8.70	2.47	113,611	0.92	0.93	4.00	55
4/1/16 to 3/31/17	8.33	0.39	0.41	0.80	(0.38)	—	—	(0.38)	0.42	8.75	9.78	135,833	0.94	0.94	4.51	79
4/1/15 to 3/31/16	8.86	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	(0.53)	8.33	(1.79)	143,325	0.92	0.92	4.42	33
4/1/14 to 3/31/15	9.06	0.36	(0.19)	0.17	(0.37)	—	—	(0.37)	(0.20)	8.86	1.88	147,560	0.91	0.91	4.06	29
Class C
1/1/20 to 6/30/20(6)	$ 8.40	0.13	(0.64)	(0.51)	(0.13)	—	—	(0.13)	(0.64)	7.76	(6.04) %	$ 27,273	1.54% (10)	1.68%	3.44%	31%
1/1/19 to 12/31/19	8.30	0.36	0.11	0.47	(0.37)	—	—	(0.37)	0.10	8.40	5.68	37,586	1.53 (10)	1.65	4.21	17
1/1/18 to 12/31/18	8.70	0.35	(0.40)	(0.05)	(0.35)	—	—	(0.35)	(0.40)	8.30	(0.68)	45,588	1.52	1.62	4.01	75
4/1/17 to 12/31/17(7)	8.76	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	8.70	1.89	51,551	1.52	1.60	3.40	55
4/1/16 to 3/31/17	8.33	0.34	0.42	0.76	(0.33)	—	—	(0.33)	0.43	8.76	9.28	56,981	1.52	1.52	3.94	79
4/1/15 to 3/31/16	8.86	0.33	(0.54)	(0.21)	(0.32)	—	—	(0.32)	(0.53)	8.33	(2.37)	55,203	1.51	1.51	3.82	33
4/1/14 to 3/31/15	9.07	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)	(0.21)	8.86	1.16	64,445	1.50	1.50	3.46	29
Class I
1/1/20 to 6/30/20(6)	$ 8.40	0.17	(0.64)	(0.47)	(0.17)	—	—	(0.17)	(0.64)	7.76	(5.62) %	$1,715,154	0.64% (10)	0.75%	4.33%	31%
1/1/19 to 12/31/19	8.30	0.43	0.11	0.54	(0.44)	—	—	(0.44)	0.10	8.40	6.63	2,701,126	0.63 (10)	0.72	5.13	17
1/1/18 to 12/31/18	8.70	0.43	(0.40)	0.03	(0.43)	—	—	(0.43)	(0.40)	8.30	0.22	4,380,792	0.62	0.70	4.92	75
4/1/17 to 12/31/17(7)	8.75	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	(0.05)	8.70	2.70	4,546,547	0.62	0.69	4.29	55
4/1/16 to 3/31/17	8.33	0.41	0.42	0.83	(0.41)	—	—	(0.41)	0.42	8.75	10.13	4,459,175	0.63	0.63	4.80	79
4/1/15 to 3/31/16	8.86	0.40	(0.53)	(0.13)	(0.40)	—	—	(0.40)	(0.53)	8.33	(1.50)	3,040,875	0.62	0.62	4.69	33
4/1/14 to 3/31/15	9.06	0.39	(0.20)	0.19	(0.39)	—	—	(0.39)	(0.20)	8.86	2.17	6,048,771	0.61	0.61	4.34	29
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Floating Rate High Income Fund (Continued)
Class R6*
1/1/20 to 6/30/20(6)	$ 8.40	0.17	(0.63)	(0.46)	(0.17)	—	—	(0.17)	(0.63)	7.77	(5.57) %	$ 203,094	0.54% (10)	0.63%	4.46%	31%
1/1/19 to 12/31/19	8.30	0.44	0.11	0.55	(0.45)	—	—	(0.45)	0.10	8.40	6.74	552,427	0.53 (10)	0.61	5.21	17
1/1/18 to 12/31/18	8.71	0.43	(0.40)	0.03	(0.44)	—	—	(0.44)	(0.41)	8.30	0.20	805,046	0.52	0.58	5.00	75
4/1/17 to 12/31/17(7)	8.76	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	(0.05)	8.71	2.78	1,277,730	0.52	0.59	4.39	55
4/1/16 to 3/31/17	8.33	0.43	0.42	0.85	(0.42)	—	—	(0.42)	0.43	8.76	10.37	1,307,701	0.52	0.52	4.94	79
4/1/15 to 3/31/16	8.86	0.41	(0.53)	(0.12)	(0.41)	—	—	(0.41)	(0.53)	8.33	(1.39)	1,127,337	0.51	0.51	4.83	33
2/1/15 to 3/31/15(12)	8.74	0.07	0.12	0.19	(0.07)	—	—	(0.07)	0.12	8.86	2.15	12,629	0.47	0.47	5.08	29

Seix High Grade Municipal Bond Fund
Class A
1/1/20 to 6/30/20(6)	$12.05	0.07	0.42	0.49	(0.07)	—	(0.05)	(0.12)	0.37	12.42	4.04%	$ 7,093	0.75%	0.95%	1.15%	162%
1/1/19 to 12/31/19	11.62	0.21	0.67	0.88	(0.21)	—	(0.24)	(0.45)	0.43	12.05	7.67	6,893	0.75	0.98	1.78	233
1/1/18 to 12/31/18	11.94	0.31	(0.26)	0.05	(0.31)	—	(0.06)	(0.37)	(0.32)	11.62	0.44	6,767	0.80 (8)	0.95	2.63	130
4/1/17 to 12/31/17(7)	11.69	0.21	0.27	0.48	(0.22)	—	(0.01)	(0.23)	0.25	11.94	4.12	8,175	0.80	0.91	2.39	173
4/1/16 to 3/31/17	12.36	0.24	(0.22)	0.02	(0.24)	—	(0.45)	(0.69)	(0.67)	11.69	0.27	12,276	0.80	0.80	1.99	218
4/1/15 to 3/31/16	12.29	0.25	0.19	0.44	(0.25)	—	(0.12)	(0.37)	0.07	12.36	3.70	13,996	0.79	0.79	2.07	171
4/1/14 to 3/31/15	11.86	0.29	0.59	0.88	(0.29)	—	(0.16)	(0.45)	0.43	12.29	7.48	16,499	0.80	0.80	2.38	228
Class I
1/1/20 to 6/30/20(6)	$12.05	0.08	0.42	0.50	(0.08)	—	(0.05)	(0.13)	0.37	12.42	4.12%	$ 63,509	0.60%	0.85%	1.29%	162%
1/1/19 to 12/31/19	11.62	0.23	0.67	0.90	(0.23)	—	(0.24)	(0.47)	0.43	12.05	7.83	53,306	0.60	0.89	1.91	233
1/1/18 to 12/31/18	11.93	0.32	(0.25)	0.07	(0.32)	—	(0.06)	(0.38)	(0.31)	11.62	0.67	41,769	0.65 (8)	0.85	2.77	130
4/1/17 to 12/31/17(7)	11.68	0.23	0.26	0.49	(0.23)	—	(0.01)	(0.24)	0.25	11.93	4.24	75,684	0.65	0.82	2.55	173
4/1/16 to 3/31/17	12.36	0.26	(0.23)	0.03	(0.26)	—	(0.45)	(0.71)	(0.68)	11.68	0.33	78,729	0.65	0.71	2.12	218
4/1/15 to 3/31/16	12.29	0.27	0.19	0.46	(0.27)	—	(0.12)	(0.39)	0.07	12.36	3.85	99,803	0.65	0.69	2.21	171
4/1/14 to 3/31/15	11.86	0.31	0.59	0.90	(0.31)	—	(0.16)	(0.47)	0.43	12.29	7.64	95,761	0.65	0.69	2.53	228

Seix High Income Fund
Class A
1/1/20 to 6/30/20(6)	$ 6.33	0.16	(0.43)	(0.27)	(0.16)	—	—	(0.16)	(0.43)	5.90	(4.44) %	$ 19,840	0.93%	1.15%	5.28%	114%
1/1/19 to 12/31/19	5.96	0.32	0.37	0.69	(0.32)	—	—	(0.32)	0.37	6.33	11.67	25,338	0.98 (8)	1.13	5.03	113
1/1/18 to 12/31/18	6.53	0.36	(0.57)	(0.21)	(0.36)	—	—	(0.36)	(0.57)	5.96	(3.42)	14,327	1.03	1.11	5.56	77
4/1/17 to 12/31/17(7)	6.46	0.28	0.07	0.35	(0.28)	— (13)	—	(0.28)	0.07	6.53	5.52	29,592	1.02	1.10	5.69	45
4/1/16 to 3/31/17	5.92	0.38	0.53	0.91	(0.37)	—	—	(0.37)	0.54	6.46	15.69	63,104	1.04	1.04	5.92	95
4/1/15 to 3/31/16	6.68	0.38	(0.75)	(0.37)	(0.39)	—	—	(0.39)	(0.76)	5.92	(5.68)	43,433	1.03	1.03	6.08	77
4/1/14 to 3/31/15	7.27	0.38	(0.38)	—	(0.38)	—	(0.21)	(0.59)	(0.59)	6.68	0.26	65,121	0.99	0.99	5.34	86
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix High Income Fund (Continued)
Class I
1/1/20 to 6/30/20(6)	$ 6.33	0.16	(0.44)	(0.28)	(0.16)	—	—	(0.16)	(0.44)	5.89	(4.34) %	$ 170,627	0.68%	0.92%	5.51%	114%
1/1/19 to 12/31/19	5.95	0.33	0.38	0.71	(0.33)	—	—	(0.33)	0.38	6.33	12.12	234,101	0.74 (8)	0.90	5.29	113
1/1/18 to 12/31/18	6.52	0.37	(0.57)	(0.20)	(0.37)	—	—	(0.37)	(0.57)	5.95	(3.20)	264,435	0.80	0.88	5.87	77
4/1/17 to 12/31/17(7)	6.46	0.29	0.06	0.35	(0.29)	— (13)	—	(0.29)	0.06	6.52	5.53	390,665	0.81 (8)	0.87	5.93	45
4/1/16 to 3/31/17	5.92	0.39	0.54	0.93	(0.39)	—	—	(0.39)	0.54	6.46	15.95	456,928	0.80	0.81	6.15	95
4/1/15 to 3/31/16	6.67	0.40	(0.75)	(0.35)	(0.40)	—	—	(0.40)	(0.75)	5.92	(5.31)	546,793	0.79	0.79	6.34	77
4/1/14 to 3/31/15	7.26	0.40	(0.38)	0.02	(0.40)	—	(0.21)	(0.61)	(0.59)	6.67	0.47	753,851	0.77	0.77	5.63	86
Class R6*
1/1/20 to 6/30/20(6)	$ 6.32	0.16	(0.42)	(0.26)	(0.17)	—	—	(0.17)	(0.43)	5.89	(4.14) %	$ 7,917	0.59%	0.77%	5.40%	114%
1/1/19 to 12/31/19	5.95	0.33	0.38	0.71	(0.34)	—	—	(0.34)	0.37	6.32	12.08	36,912	0.61 (8)	0.76	5.30	113
1/1/18 to 12/31/18	6.52	0.38	(0.57)	(0.19)	(0.38)	—	—	(0.38)	(0.57)	5.95	(3.05)	4,927	0.64	0.75	6.03	77
4/1/17 to 12/31/17(7)	6.45	0.30	0.07	0.37	(0.30)	— (13)	—	(0.30)	0.07	6.52	5.82	5,898	0.64	0.73	6.09	45
4/1/16 to 3/31/17	5.92	0.40	0.53	0.93	(0.40)	—	—	(0.40)	0.53	6.45	15.96	4,125	0.64	0.64	6.26	95
4/1/15 to 3/31/16	6.68	0.40	(0.75)	(0.35)	(0.41)	—	—	(0.41)	(0.76)	5.92	(5.30)	1,117	0.63	0.63	6.27	77
8/1/14 to 3/31/15(14)	7.22	0.28	(0.33)	(0.05)	(0.28)	—	(0.21)	(0.49)	(0.54)	6.68	(0.51)	3,455	0.63	0.63	5.99	86

Seix High Yield Fund
Class A
1/1/20 to 6/30/20(6)	$ 8.19	0.18	(0.26)	(0.08)	(0.18)	—	—	(0.18)	(0.26)	7.93	(0.91) %	$ 6,504	0.82%	1.03%	4.63%	121%
1/1/19 to 12/31/19	7.62	0.38	0.57	0.95	(0.38)	—	—	(0.38)	0.57	8.19	12.64	4,623	0.82	1.04	4.70	98
1/1/18 to 12/31/18	8.21	0.43	(0.59)	(0.16)	(0.43)	—	—	(0.43)	(0.59)	7.62	(2.07)	2,910	0.82	1.02	5.32	59
4/1/17 to 12/31/17(7)	8.16	0.34	0.03	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.21	4.63	4,810	0.83 (8)	0.97	5.43	41
4/1/16 to 3/31/17	7.61	0.44	0.55	0.99	(0.44)	—	—	(0.44)	0.55	8.16	13.20	6,214	0.82	0.82	5.51	87
4/1/15 to 3/31/16	8.51	0.44	(0.89)	(0.45)	(0.45)	—	—	(0.45)	(0.90)	7.61	(5.36)	7,463	0.84	0.84	5.48	76
4/1/14 to 3/31/15	9.72	0.51	(0.43)	0.08	(0.50)	—	(0.79)	(1.29)	(1.21)	8.51	1.24	8,110	0.87	0.87	5.31	72
Class I
1/1/20 to 6/30/20(6)	$ 8.41	0.20	(0.29)	(0.09)	(0.19)	—	—	(0.19)	(0.28)	8.13	(0.97) %	$ 285,535	0.64%	0.77%	4.88%	121%
1/1/19 to 12/31/19	7.82	0.41	0.58	0.99	(0.40)	—	—	(0.40)	0.59	8.41	12.91	292,284	0.64	0.77	4.93	98
1/1/18 to 12/31/18	8.41	0.45	(0.58)	(0.13)	(0.46)	—	—	(0.46)	(0.59)	7.82	(1.70)	286,931	0.64	0.76	5.53	59
4/1/17 to 12/31/17(7)	8.37	0.34	0.04	0.38	(0.32)	(0.02)	—	(0.34)	0.04	8.41	4.64	403,198	0.65 (8)	0.73	5.38	41
4/1/16 to 3/31/17	7.80	0.46	0.57	1.03	(0.46)	—	—	(0.46)	0.57	8.37	13.48	483,080	0.64	0.64	5.65	87
4/1/15 to 3/31/16	8.73	0.47	(0.92)	(0.45)	(0.48)	—	—	(0.48)	(0.93)	7.80	(5.23)	523,206	0.61	0.61	5.71	76
4/1/14 to 3/31/15	9.95	0.54	(0.43)	0.11	(0.54)	—	(0.79)	(1.33)	(1.22)	8.73	1.53	695,060	0.58	0.58	5.63	72
Class R6*
1/1/20 to 6/30/20(6)	$ 8.41	0.20	(0.28)	(0.08)	(0.20)	—	—	(0.20)	(0.28)	8.13	(0.92) %	$ 9,458	0.53%	0.66%	5.01%	121%
1/1/19 to 12/31/19	7.82	0.40	0.60	1.00	(0.41)	—	—	(0.41)	0.59	8.41	13.03	5,645	0.53	0.67	4.89	98
1/1/18 to 12/31/18	8.42	0.44	(0.58)	(0.14)	(0.46)	—	—	(0.46)	(0.60)	7.82	(1.74)	1,009	0.53	0.64	5.31	59
4/1/17 to 12/31/17(7)	8.37	0.35	0.05	0.40	(0.33)	(0.02)	—	(0.35)	0.05	8.42	4.85	45,035	0.54 (8)	0.62	5.50	41
8/1/16 to 3/31/17(15)	8.17	0.33	0.18	0.51	(0.31)	—	—	(0.31)	0.20	8.37	6.34	42,695	0.54	0.54	5.86	87
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/20 to 6/30/20(6)	$11.72	0.06	0.36	0.42	(0.06)	—	(0.04)	(0.10)	0.32	12.04	3.54%	$ 8,579	0.73%	1.01%	0.99%	115%
1/1/19 to 12/31/19	11.45	0.19	0.55	0.74	(0.19)	—	(0.28)	(0.47)	0.27	11.72	6.54	9,329	0.75 (8)	1.00	1.65	203
1/1/18 to 12/31/18	11.75	0.28	(0.23)	0.05	(0.28)	—	(0.07)	(0.35)	(0.30)	11.45	0.45	9,999	0.80 (8)	1.00	2.47	105
4/1/17 to 12/31/17(7)	11.65	0.22	0.10	0.32	(0.22)	—	—	(0.22)	0.10	11.75	2.76	11,066	0.80	0.96	2.46	130
4/1/16 to 3/31/17	12.24	0.26	(0.32)	(0.06)	(0.26)	—	(0.27)	(0.53)	(0.59)	11.65	(0.48)	20,281	0.80	0.92	2.16	138
4/1/15 to 3/31/16	12.30	0.26	0.08	0.34	(0.26)	—	(0.14)	(0.40)	(0.06)	12.24	2.89	24,861	0.80	0.93	2.17	139
4/1/14 to 3/31/15	12.14	0.29	0.32	0.61	(0.29)	—	(0.16)	(0.45)	0.16	12.30	5.09	29,439	0.80	0.91	2.37	144
Class I
1/1/20 to 6/30/20(6)	$11.70	0.07	0.36	0.43	(0.07)	—	(0.04)	(0.11)	0.32	12.02	3.62%	$ 283,888	0.58%	0.81%	1.14%	115%
1/1/19 to 12/31/19	11.43	0.21	0.55	0.76	(0.21)	—	(0.28)	(0.49)	0.27	11.70	6.71	295,280	0.60 (8)	0.81	1.80	203
1/1/18 to 12/31/18	11.73	0.30	(0.23)	0.07	(0.30)	—	(0.07)	(0.37)	(0.30)	11.43	0.60	307,001	0.65 (8)	0.80	2.61	105
4/1/17 to 12/31/17(7)	11.64	0.23	0.09	0.32	(0.23)	—	—	(0.23)	0.09	11.73	2.79	463,968	0.65	0.76	2.62	130
4/1/16 to 3/31/17	12.22	0.28	(0.31)	(0.03)	(0.28)	—	(0.27)	(0.55)	(0.58)	11.64	(0.24)	519,784	0.65	0.70	2.30	138
4/1/15 to 3/31/16	12.29	0.28	0.07	0.35	(0.28)	—	(0.14)	(0.42)	(0.07)	12.22	2.96	629,435	0.65	0.68	2.32	139
4/1/14 to 3/31/15	12.13	0.31	0.32	0.63	(0.31)	—	(0.16)	(0.47)	0.16	12.29	5.25	657,851	0.65	0.68	2.53	144

Seix Short-Term Bond Fund
Class A
1/1/20 to 6/30/20(6)	$ 9.96	0.04	0.28	0.32	(0.05)	—	—	(0.05)	0.27	10.23	3.22%	$ 6,910	0.80%	1.26%	0.80%	75%
1/1/19 to 12/31/19	9.83	0.17	0.13	0.30	(0.17)	—	—	(0.17)	0.13	9.96	3.08	2,300	0.80	1.81	1.73	77
1/1/18 to 12/31/18	9.90	0.14	(0.06)	0.08	(0.14)	(0.01)	—	(0.15)	(0.07)	9.83	0.81	2,028	0.80	1.68	1.43	93
4/1/17 to 12/31/17(7)	9.95	0.07	(0.04)	0.03	(0.07)	(0.01)	—	(0.08)	(0.05)	9.90	0.27	2,210	0.80	1.26	0.89	145
4/1/16 to 3/31/17	10.01	0.06	(0.06)	—	(0.06)	—	—	(0.06)	(0.06)	9.95	0.03	2,308	0.80	0.80	0.58	129
4/1/15 to 3/31/16	10.00	0.04	0.02	0.06	(0.05)	—	—	(0.05)	0.01	10.01	0.58	2,104	0.80	0.81	0.38	87
4/1/14 to 3/31/15	9.98	0.04	0.02	0.06	(0.04)	—	—	(0.04)	0.02	10.00	0.63	2,316	0.80	0.81	0.37	199
Class C
1/1/20 to 6/30/20(6)	$ 9.96	0.01	0.26	0.27	(0.01)	—	—	(0.01)	0.26	10.22	2.76%	$ 1,784	1.50%	2.06%	0.16%	75%
1/1/19 to 12/31/19	9.83	0.09	0.13	0.22	(0.09)	—	—	(0.09)	0.13	9.96	2.29	733	1.57	2.58	0.95	77
1/1/18 to 12/31/18	9.89	0.07	(0.06)	0.01	(0.06)	(0.01)	—	(0.07)	(0.06)	9.83	0.14	1,461	1.57	2.48	0.66	93
4/1/17 to 12/31/17(7)	9.94	0.02	(0.05)	(0.03)	(0.01)	(0.01)	—	(0.02)	(0.05)	9.89	(0.26)	1,257	1.48	2.04	0.21	145
4/1/16 to 3/31/17	10.00	— (13)	(0.06)	(0.06)	—	—	—	—	(0.06)	9.94	(0.57)	1,310	1.40	1.57	(0.03)	129
4/1/15 to 3/31/16	10.00	(0.01)	0.01	—	— (13)	—	—	— (13)	—	10.00	—	1,742	1.29	1.58	(0.10)	87
4/1/14 to 3/31/15	9.97	(0.01)	0.04	0.03	— (13)	—	—	— (13)	0.03	10.00	0.31	1,730	1.22	1.58	(0.06)	199
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Short-Term Bond Fund (Continued)
Class I
1/1/20 to 6/30/20(6)	$ 9.93	0.06	0.27	0.33	(0.06)	—	—	(0.06)	0.27	10.20	3.33%	$ 11,272	0.60%	1.10%	1.13%	75%
1/1/19 to 12/31/19	9.80	0.19	0.13	0.32	(0.19)	—	—	(0.19)	0.13	9.93	3.29	5,155	0.60	1.61	1.93	77
1/1/18 to 12/31/18	9.86	0.16	(0.05)	0.11	(0.16)	(0.01)	—	(0.17)	(0.06)	9.80	1.11	5,719	0.60	1.43	1.62	93
4/1/17 to 12/31/17(7)	9.92	0.08	(0.05)	0.03	(0.08)	(0.01)	—	(0.09)	(0.06)	9.86	0.31	7,918	0.60	0.91	1.05	145
4/1/16 to 3/31/17	9.98	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	(0.06)	9.92	0.23	52,024	0.60	0.69	0.77	129
4/1/15 to 3/31/16	9.98	0.06	0.01	0.07	(0.07)	—	—	(0.07)	—	9.98	0.68	49,749	0.60	0.68	0.58	87
4/1/14 to 3/31/15	9.95	0.05	0.04	0.09	(0.06)	—	—	(0.06)	0.03	9.98	0.93	50,689	0.60	0.67	0.52	199

Seix Short-Term Municipal Bond Fund
Class A
1/1/20 to 6/30/20(6)	$10.03	0.03	0.16	0.19	(0.03)	—	(0.01)	(0.04)	0.15	10.18	1.93%	$ 1,550	0.65%	1.22%	0.69%	93%
1/1/19 to 12/31/19	9.92	0.12	0.23	0.35	(0.12)	—	(0.12)	(0.24)	0.11	10.03	3.54	1,535	0.65	1.17	1.15	77
1/1/18 to 12/31/18	9.91	0.09	0.02	0.11	(0.10)	—	— (13)	(0.10)	0.01	9.92	1.10	1,411	0.65	1.05	0.96	50
4/1/17 to 12/31/17(7)	9.93	0.05	(0.01)	0.04	(0.05)	—	(0.01)	(0.06)	(0.02)	9.91	0.39	1,765	0.65	0.95	0.70	56
4/1/16 to 3/31/17	9.98	0.05	(0.03)	0.02	(0.06)	—	(0.01)	(0.07)	(0.05)	9.93	0.26	1,810	0.65	0.74	0.54	59
4/1/15 to 3/31/16	10.00	0.02	— (13)	0.02	(0.02)	—	(0.02)	(0.04)	(0.02)	9.98	0.23	7,354	0.67	0.72	0.24	82
4/1/14 to 3/31/15	9.99	0.03	0.08	0.11	(0.03)	—	(0.07)	(0.10)	0.01	10.00	1.06	3,863	0.70	0.75	0.26	148
Class I
1/1/20 to 6/30/20(6)	$10.04	0.04	0.15	0.19	(0.04)	—	(0.01)	(0.05)	0.14	10.18	1.92%	$ 12,805	0.48%	1.10%	0.84%	93%
1/1/19 to 12/31/19	9.93	0.13	0.23	0.36	(0.13)	—	(0.12)	(0.25)	0.11	10.04	3.71	10,833	0.48	1.05	1.34	77
1/1/18 to 12/31/18	9.91	0.11	0.02	0.13	(0.11)	—	— (13)	(0.11)	0.02	9.93	1.37	19,043	0.48	0.89	1.12	50
4/1/17 to 12/31/17(7)	9.93	0.07	(0.01)	0.06	(0.07)	—	(0.01)	(0.08)	(0.02)	9.91	0.52	31,289	0.48	0.81	0.87	56
4/1/16 to 3/31/17	9.98	0.08	(0.04)	0.04	(0.08)	—	(0.01)	(0.09)	(0.05)	9.93	0.40	26,710	0.48	0.66	0.75	59
4/1/15 to 3/31/16	10.00	0.04	— (13)	0.04	(0.04)	—	(0.02)	(0.06)	(0.02)	9.98	0.41	32,184	0.51	0.62	0.41	82
4/1/14 to 3/31/15	9.99	0.04	0.08	0.12	(0.04)	—	(0.07)	(0.11)	0.01	10.00	1.21	38,669	0.55	0.62	0.42	148

Seix Total Return Bond Fund
Class A
1/1/20 to 6/30/20(6)	$11.03	0.08	0.87	0.95	(0.08)	—	—	(0.08)	0.87	11.90	8.60%	$ 19,136	0.70%	0.85%	1.47%	127%
1/1/19 to 12/31/19	10.52	0.22	0.48	0.70	(0.13)	(0.06)	—	(0.19)	0.51	11.03	6.69	24,861	0.70	0.94	2.04	190
1/1/18 to 12/31/18	10.77	0.23	(0.28)	(0.05)	(0.20)	—	—	(0.20)	(0.25)	10.52	(0.48)	10,717	0.70	0.85	2.18	169
4/1/17 to 12/31/17(7)	10.77	0.15	—	0.15	(0.09)	(0.06)	—	(0.15)	—	10.77	1.37	13,227	0.71 (8)	0.84	1.86	150
4/1/16 to 3/31/17	11.02	0.20	(0.06)	0.14	(0.22)	—	(0.17)	(0.39)	(0.25)	10.77	1.22	27,284	0.70	0.70	1.85	210
4/1/15 to 3/31/16	11.11	0.17	(0.06)	0.11	(0.19)	—	(0.01)	(0.20)	(0.09)	11.02	1.02	32,366	0.71	0.71	1.55	181
4/1/14 to 3/31/15	10.77	0.21	0.35	0.56	(0.22)	—	—	(0.22)	0.34	11.11	5.28	43,401	0.71	0.71	1.90	173
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Total Return Bond Fund (Continued)
Class I
1/1/20 to 6/30/20(6)	$10.68	0.09	0.84	0.93	(0.09)	—	—	(0.09)	0.84	11.52	8.70%	$ 289,018	0.46%	0.58%	1.68%	127%
1/1/19 to 12/31/19	10.17	0.24	0.48	0.72	(0.15)	(0.06)	—	(0.21)	0.51	10.68	7.12	220,036	0.46	0.59	2.32	190
1/1/18 to 12/31/18	10.42	0.24	(0.28)	(0.04)	(0.21)	—	—	(0.21)	(0.25)	10.17	(0.32)	335,999	0.46	0.55	2.39	169
4/1/17 to 12/31/17(7)	10.42	0.17	(0.01)	0.16	(0.10)	(0.06)	—	(0.16)	—	10.42	1.56	681,009	0.46	0.53	2.15	150
4/1/16 to 3/31/17	10.67	0.22	(0.07)	0.15	(0.23)	—	(0.17)	(0.40)	(0.25)	10.42	1.44	790,997	0.46	0.46	2.10	210
4/1/15 to 3/31/16	10.75	0.19	(0.05)	0.14	(0.21)	—	(0.01)	(0.22)	(0.08)	10.67	1.35	971,159	0.45	0.45	1.82	181
4/1/14 to 3/31/15	10.43	0.23	0.34	0.57	(0.25)	—	—	(0.25)	0.32	10.75	5.47	972,117	0.44	0.44	2.17	173
Class R6*
1/1/20 to 6/30/20(6)	$10.67	0.10	0.84	0.94	(0.10)	—	—	(0.10)	0.84	11.51	8.79%	$ 58,685	0.31%	0.46%	1.85%	127%
1/1/19 to 12/31/19	10.17	0.26	0.46	0.72	(0.16)	(0.06)	—	(0.22)	0.50	10.67	7.18	61,313	0.31	0.45	2.51	190
1/1/18 to 12/31/18	10.42	0.26	(0.28)	(0.02)	(0.23)	—	—	(0.23)	(0.25)	10.17	(0.17)	70,626	0.31	0.44	2.55	169
4/1/17 to 12/31/17(7)	10.42	0.19	(0.02)	0.17	(0.11)	(0.06)	—	(0.17)	—	10.42	1.68	145,096	0.31	0.40	2.38	150
4/1/16 to 3/31/17	10.67	0.25	(0.08)	0.17	(0.25)	—	(0.17)	(0.42)	(0.25)	10.42	1.58	101,022	0.31	0.31	2.40	210
4/1/15 to 3/31/16	10.75	0.21	(0.06)	0.15	(0.22)	—	(0.01)	(0.23)	(0.08)	10.67	1.49	56,133	0.31	0.31	1.95	181
8/1/14 to 3/31/15(14)	10.56	0.16	0.20	0.36	(0.17)	—	—	(0.17)	0.19	10.75	3.39	71,520	0.31	0.31	2.20	173

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/20 to 6/30/20(6)	$10.00	0.05	0.03	0.08	(0.05)	—	—	(0.05)	0.03	10.03	0.83%	$ 20,237	0.66%	0.66%	1.01%	29%
1/1/19 to 12/31/19	9.99	0.19	0.02	0.21	(0.20)	—	—	(0.20)	0.01	10.00	2.11	13,741	0.65 (16)	0.65	1.91	63
7/24/18 to 12/31/18(17)	10.00	0.09	(0.01)	0.08	(0.08)	(0.01)	—	(0.09)	(0.01)	9.99	0.79	5,497	0.63 (16)	0.63	2.10	28 (18)
Class I
1/1/20 to 6/30/20(6)	$10.00	0.06	0.04	0.10	(0.07)	—	—	(0.07)	0.03	10.03	0.95%	$1,015,601	0.41%	0.49%	1.28%	29%
1/1/19 to 12/31/19	9.99	0.23	—	0.23	(0.22)	—	—	(0.22)	0.01	10.00	2.36	864,548	0.41	0.50	2.27	63
1/1/18 to 12/31/18	10.01	0.19	(0.01)	0.18	(0.19)	(0.01)	—	(0.20)	(0.02)	9.99	1.83	1,232,473	0.41	0.50	1.89	28
4/1/17 to 12/31/17(7)	10.03	0.09	(0.01)	0.08	(0.09)	(0.01)	—	(0.10)	(0.02)	10.01	0.82	1,343,042	0.41	0.47	1.17	48
4/1/16 to 3/31/17	10.03	0.07	0.03	0.10	(0.10)	—	—	(0.10)	—	10.03	0.98	1,367,242	0.42	0.42	0.72	77
4/1/15 to 3/31/16	10.12	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	(0.09)	10.03	(0.11)	1,557,899	0.41	0.41	0.57	52
4/1/14 to 3/31/15	10.12	0.06	0.02	0.08	(0.08)	—	—	(0.08)	—	10.12	0.77	1,665,888	0.39	0.39	0.55	34
Class R6*
1/1/20 to 6/30/20(6)	$10.01	0.08	0.02	0.10	(0.07)	—	—	(0.07)	0.03	10.04	1.03%	$ 11,869	0.26%	0.38%	1.58%	29%
1/1/19 to 12/31/19	10.00	0.24	0.01	0.25	(0.24)	—	—	(0.24)	0.01	10.01	2.51	25,521	0.26	0.37	2.39	63
1/1/18 to 12/31/18	10.03	0.20	(0.01)	0.19	(0.21)	(0.01)	—	(0.22)	(0.03)	10.00	1.88	32,940	0.26	0.37	2.01	28
4/1/17 to 12/31/17(7)	10.04	0.10	— (13)	0.10	(0.10)	(0.01)	—	(0.11)	(0.01)	10.03	1.04	43,072	0.26	0.33	1.32	48
8/1/16 to 3/31/17(15)	10.04	0.08	—	0.08	(0.08)	—	—	(0.08)	—	10.04	0.77	32,657	0.26	0.26	1.12	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix U.S. Mortgage Fund
Class A
1/1/20 to 6/30/20(6)	$11.28	0.06	0.28	0.34	(0.07)	—	—	(0.07)	0.27	11.55	3.01%	$ 6,976	0.90%	1.74%	1.01%	34%
1/1/19 to 12/31/19	10.87	0.22	0.42	0.64	(0.22)	(0.01)	—	(0.23)	0.41	11.28	5.94	6,657	0.90	1.74	1.97	101
1/1/18 to 12/31/18	11.09	0.20	(0.17)	0.03	(0.20)	(0.05)	—	(0.25)	(0.22)	10.87	0.31	3,727	0.90	2.01	1.88	129
4/1/17 to 12/31/17(7)	11.10	0.12	0.04	0.16	(0.11)	(0.06)	—	(0.17)	(0.01)	11.09	1.45	2,566	0.90	1.59	1.48	89
4/1/16 to 3/31/17	11.31	0.05	(0.04)	0.01	(0.18)	—	(0.04)	(0.22)	(0.21)	11.10	0.04	3,594	0.90	0.98	0.41	118
4/1/15 to 3/31/16	11.29	0.08	0.11	0.19	(0.17)	—	—	(0.17)	0.02	11.31	1.72	6,560	0.90	1.10	0.76	223
4/1/14 to 3/31/15	10.88	0.16	0.47	0.63	(0.22)	—	—	(0.22)	0.41	11.29	5.86	5,201	0.89	1.43	1.45	165
Class C
1/1/20 to 6/30/20(6)	$11.30	0.01	0.29	0.30	(0.03)	—	—	(0.03)	0.27	11.57	2.62%	$ 564	1.65%	1.96%	0.18%	34%
1/1/19 to 12/31/19	10.89	0.14	0.41	0.55	(0.13)	(0.01)	—	(0.14)	0.41	11.30	5.09	383	1.65	1.99	1.29	101
1/1/18 to 12/31/18	11.11	0.12	(0.17)	(0.05)	(0.12)	(0.05)	—	(0.17)	(0.22)	10.89	(0.43)	3,174	1.65	2.00	1.09	129
4/1/17 to 12/31/17(7)	11.11	0.05	0.06	0.11	(0.05)	(0.06)	—	(0.11)	—	11.11	0.99	3,722	1.62	1.98	0.65	89
4/1/16 to 3/31/17	11.33	(0.03)	(0.06)	(0.09)	(0.09)	—	(0.04)	(0.13)	(0.22)	11.11	(0.79)	4,301	1.65	1.71	0.26	118
4/1/15 to 3/31/16	11.32	— (13)	0.10	0.10	(0.09)	—	—	(0.09)	0.01	11.33	0.88	5,478	1.65	1.79	0.01	223
4/1/14 to 3/31/15	10.90	0.09	0.47	0.56	(0.14)	—	—	(0.14)	0.42	11.32	5.15	3,989	1.65	2.15	0.79	165
Class I
1/1/20 to 6/30/20(6)	$11.30	0.07	0.28	0.35	(0.08)	—	—	(0.08)	0.27	11.57	3.10%	$ 12,913	0.70%	1.10%	1.17%	34%
1/1/19 to 12/31/19	10.89	0.24	0.42	0.66	(0.24)	(0.01)	—	(0.25)	0.41	11.30	6.13	14,476	0.70	1.10	2.19	101
1/1/18 to 12/31/18	11.11	0.22	(0.17)	0.05	(0.22)	(0.05)	—	(0.27)	(0.22)	10.89	0.52	17,615	0.70	1.08	2.05	129
4/1/17 to 12/31/17(7)	11.12	0.13	0.05	0.18	(0.13)	(0.06)	—	(0.19)	(0.01)	11.11	1.60	18,967	0.70	1.08	1.52	89
4/1/16 to 3/31/17	11.33	0.07	(0.04)	0.03	(0.20)	—	(0.04)	(0.24)	(0.21)	11.12	0.24	17,620	0.70	0.86	0.66	118
4/1/15 to 3/31/16	11.32	0.12	0.09	0.21	(0.20)	—	—	(0.20)	0.01	11.33	1.84	25,068	0.70	0.86	1.03	223
4/1/14 to 3/31/15	10.90	0.19	0.48	0.67	(0.25)	—	—	(0.25)	0.42	11.32	6.16	3,650	0.69	1.26	1.75	165

Seix Ultra-Short Bond Fund
Class A
1/1/20 to 6/30/20(6)	$ 9.96	0.07	(0.02)	0.05	(0.07)	—	—	(0.07)	(0.02)	9.94	0.47%	$ 2,944	0.65%	0.85%	1.37%	62%
1/1/19 to 12/31/19	9.92	0.21	0.04	0.25	(0.21)	—	—	(0.21)	0.04	9.96	2.58	3,111	0.65	0.83	2.07	97
7/24/18 to 12/31/18(17)	9.97	0.11	(0.06)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.92	0.48	1,698	0.65	0.84	2.46	112 (18)
Class I
1/1/20 to 6/30/20(6)	$ 9.95	0.08	(0.02)	0.06	(0.08)	—	—	(0.08)	(0.02)	9.93	0.59%	$ 41,944	0.40%	0.62%	1.62%	62%
1/1/19 to 12/31/19	9.91	0.24	0.04	0.28	(0.24)	—	—	(0.24)	0.04	9.95	2.84	48,183	0.40	0.61	2.42	97
1/1/18 to 12/31/18	9.97	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	9.91	1.61	60,041	0.40	0.62	2.21	112
4/1/17 to 12/31/17(7)	9.96	0.11	0.01	0.12	(0.11)	—	—	(0.11)	0.01	9.97	1.21	59,548	0.42 (8)	0.56	1.44	53
4/1/16 to 3/31/17	9.93	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.96	1.41	87,344	0.40	0.40	1.05	142
4/1/15 to 3/31/16	9.97	0.08	(0.04)	0.04	(0.08)	—	—	(0.08)	(0.04)	9.93	0.42	104,950	0.38	0.38	0.77	59
4/1/14 to 3/31/15	9.98	0.06	— (13)	0.06	(0.07)	—	—	(0.07)	(0.01)	9.97	0.55	142,680	0.37	0.37	0.57	54

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund changed its fiscal year end to December 31 during the period.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Class R6 (formerly IS) commenced operations on August 3, 2015 for the predecessor fund (see Note 1).
(10)	Ratios of total expenses excluding interest expense on borrowings for the six months ended June 30, 2020 and the year ended December 31, 2019 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6).
(11)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(12)	Class R6 (formerly IS) commenced operations on February 2, 2015 for the predecessor fund (see Note 1).
(13)	Amount is less than $0.005 per share.
(14)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(15)	Class R6 (formerly IS) commenced operations on August 1, 2016 for the predecessor fund (see Note 1).
(16)	The share class is currently under its expense limitation.
(17)	Class A commenced operations on July 24, 2018.
(18)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 13 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Seix Core Bond Fund	Seix Core Bond Fund
RidgeWorth Seix Corporate Bond Fund	Seix Corporate Bond Fund
RidgeWorth Seix Floating Rate High Income Fund	Seix Floating Rate High Income Fund
RidgeWorth Seix High Grade Municipal Bond Fund	Seix High Grade Municipal Bond Fund
RidgeWorth Seix High Income Fund	Seix High Income Fund
RidgeWorth Seix High Yield Fund	Seix High Yield Fund
RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund	Seix Investment Grade Tax-Exempt Bond Fund
RidgeWorth Seix Short-Term Bond Fund	Seix Short-Term Bond Fund
RidgeWorth Seix Short-Term Municipal Bond Fund	Seix Short-Term Municipal Bond Fund
RidgeWorth Seix Total Return Bond Fund	Seix Total Return Bond Fund
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Seix U.S. Mortgage Fund	Seix U.S. Mortgage Fund
RidgeWorth Seix Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
The Funds have the following investment objectives:
Fund	Investment objective(s)
Seix Core Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Corporate Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Floating Rate High Income Fund	Attempting to provide a high level of current income.
Seix High Grade Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix High Income Fund	Seeking high current income and, secondarily, total return (comprised of capital appreciation and income).
Seix High Yield Fund	Seeking high income and, secondarily, capital appreciation.
Seix Investment Grade Tax-Exempt Bond Fund	Seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Short-Term Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Short-Term Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Total Return Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix U.S. Government Securities Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
Seix U.S. Mortgage Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
There is no guarantee that a Fund will achieve its objective(s).

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
The Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Ultra-Short Bond Fund offer Class I shares and Class A shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Total Return Fund, and Seix U.S. Government Securities Ultra-Short Bond Fund offers Class A shares, Class I shares and Class R6 shares. The Seix Floating Rate High Income Fund offers Class A shares, Class C shares, Class I shares and Class R6 shares. The remaining Funds offer Class A shares, Class C shares and Class I shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund, and 18 months for all other Funds (except the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund, which are not subject to a CDSC). The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On December 5, 2019, all Class R shares for the Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund, and Seix Total Return Bond Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
As of June 30, 2020, the Funds had the following unfunded loan commitments:
Unfunded Loan Commitment
Borrower	Seix Floating Rate High Income Fund
Intelsat Jackson Holdings S.A.	$1,235
Pathway Vet Alliance LLC	58
U.S. Silica Co.	1,127
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the fiscal period, the Seix Total Return Bond Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Deposits with prime broker”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the financial statements as of June 30, 2020:

The Effect of Derivative Financial Instruments in the Statements of Operations for the Six Months Ended June 30, 2020
Net Realized Gain (Loss) From
	Seix Corporate Bond Fund	Seix Total Return Bond Fund
Foreign currency exchange contracts:
Forward foreign currency transactions(1)	$ —	$(1,454)
Credit contracts:
Swaps (2)	316	2,099
Total	$316	$ 645

(1) Included in net realized gain (loss) from forward foreign currency transactions within the Statements of Operations.
(2) Included in net realized gain (loss) from swaps within the Statements of Operations.

The Effect of Derivative Financial Instruments in the Statements of Operations for the Six Months Ended June 30, 2020
Net Change in Unrealized Appreciation/(Depreciation) on
	Seix Corporate Bond Fund	Seix Total Return Bond Fund
Credit contracts:
Swaps (1)	$193	$1,360
Total	$193	$1,360

(1) Included in net change in unrealized appreciation (depreciation) from swaps within the Statement of Operations.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
The quarterly average values (unless otherwise specified) of the derivatives held by the Funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the six months ended June 30, 2020.
	Seix Corporate Bond Fund	Seix Total Return Bond Fund
Forward Foreign Currency Exchange Purchase Contracts(1)	$ —	$ 5,143
Forward Foreign Currency Exchange Sale Contracts(2)	—	(5,146)
Credit Default Swap Agreements - Buy Protection(3)	2,956	22,097

(1) Average value of currency purchased.
(2) Average value of currency sold.
(3) Notional amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40
Seix Floating Rate High Income Fund	0.45
Seix High Grade Municipal Bond Fund	0.50
Seix High Income Fund	0.55
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Short-Term Bond Fund	0.40
Seix Short-Term Municipal Bond Fund	0.35
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
Seix U.S. Mortgage Fund	0.40
Seix Ultra-Short Bond Fund	0.22
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
B.	Subadviser
The subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser. Seix Investment Advisors LLC, an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Funds.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Seix Core Bond Fund	0.64%	N/A %	0.50%	0.36%
Seix Corporate Bond Fund	0.95	1.65	0.70	N/A
Seix Floating Rate High Income Fund	0.94	1.52	0.62	0.52
Seix High Grade Municipal Bond Fund	0.75	N/A	0.60	N/A
Seix High Income Fund	0.93	N/A	0.68	0.59
Seix High Yield Fund	0.82	N/A	0.64	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.73	N/A	0.58	N/A
Seix Short-Term Bond Fund	0.80	1.57	0.60	N/A
Seix Short-Term Municipal Bond Fund	0.65	N/A	0.48	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.66	N/A	0.41	0.26
Seix U.S. Mortgage Fund	0.90	1.65	0.70	N/A
Seix Ultra-Short Bond Fund	0.65	N/A	0.40	N/A
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2020	2021	2022	2023	Total
Seix Core Bond Fund
Class A	$ 10	$ 19	$ 17	$ 14	$ 60
Class I	112	190	174	72	548
Class R6	2	3	1	2	8
Seix Corporate Bond Fund
Class A	1	1	8	3	13
Class C	16	28	2	1	47
Class I	31	53	61	29	174
Seix Floating Rate High Income Fund
Class A	—	—	— (1)	3	3
Class C	15	49	51	22	137
Class I	2,267	3,727	3,400	1,207	10,601
Class R6	709	733	514	198	2,154
Seix High Grade Municipal Bond Fund
Class A	7	11	16	6	40
Class I	78	135	132	73	418
Seix High Income Fund
Class A	14	17	26	23	80
Class I	179	282	413	229	1,103
Class R6	3	6	46	18	73
Seix High Yield Fund
Class A	4	8	8	4	24
Class I	263	422	391	183	1,259
Class R6	25	13	2	4	44
Seix Investment Grade Tax-Exempt Bond Fund
Class A	12	22	25	12	71
Class I	338	616	672	336	1,962
Seix Short-Term Bond Fund
Class A	7	17	24	17	65
Class C	2	8	9	4	23
Class I	56	57	51	16	180
Seix Short-Term Municipal Bond Fund
Class A	3	6	8	4	21
Class I	61	95	78	35	269
Seix Total Return Bond Fund
Class A	17	19	26	17	79
Class I	334	485	362	142	1,323
Class R6	77	162	92	42	373
Seix U.S. Government Securities Ultra-Short Bond Fund
Class A	—	—	—	— (1)	— (1)
Class I	560	1,107	1,095	362	3,124
Class R6	28	42	34	10	114
Seix U.S. Mortgage Fund
Class A	13	35	53	29	130
Class C	5	12	2	1	20
Class I	41	69	63	24	197
Seix Ultra-Short Bond Fund
Class A	—	1	4	3	8
Class I	68	120	125	49	362
(1)	Amount is less than $500.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
During the period ended June 30, 2020, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A
Seix Floating Rate High Income Fund	$ — (1)
Seix U.S. Government Securities Ultra-Short Bond Fund	— (1)
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended June 30, 2020, it retained net commissions of $15 for Class A shares and CDSC of $1 and $2 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix High Grade Municipal Bond Fund and Seix Short-Term Municipal Bond Fund, and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund), and 1.00% for Class C shares; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2020, the Funds incurred administration fees totaling $2,365 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2020, the Funds incurred transfer agent fees totaling $1,061 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2020.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2020, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 44,895	$ 17,524
Seix Corporate Bond Fund	86,513	56,138
Seix Floating Rate High Income Fund	780,255	1,800,550
Seix High Grade Municipal Bond Fund	114,320	98,712
Seix High Income Fund	255,659	331,974
Seix High Yield Fund	360,778	341,501
Seix Investment Grade Tax-Exempt Bond Fund	333,526	325,697
Seix Short-Term Bond Fund	5,308	738
Seix Short-Term Municipal Bond Fund	11,694	10,084
Seix Total Return Bond Fund	112,781	51,427
Seix U.S. Government Securities Ultra-Short Bond Fund	10,851	—
Seix Ultra-Short Bond Fund	24,811	20,351
Purchases and sales of long-term U.S. Government and agency securities for the Funds during the period ended June 30, 2020, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$139,722	$148,717
Seix Corporate Bond Fund	7,222	7,215

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Purchases	Sales
Seix Short-Term Bond Fund	$ 16,311	$ 9,875
Seix Total Return Bond Fund	279,086	355,890
Seix U.S. Government Securities Ultra-Short Bond Fund	405,669	243,532
Seix U.S. Mortgage Fund	6,299	9,106
Seix Ultra-Short Bond Fund	940	12,779
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund				Seix Corporate Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	200	$ 2,273	351	$ 3,828	116	$ 1,083	716	$ 5,945
Reinvestment of distributions	5	53	9	99	10	99	14	122
Shares repurchased and cross class conversions	(144)	(1,636)	(97)	(1,037)	(157)	(1,436)	(147)	(1,286)
Net Increase / (Decrease)	61	$ 690	263	$ 2,890	(31)	$ (254)	583	$ 4,781
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	20	$ 189	19	$ 169
Reinvestment of distributions	—	—	—	—	1	9	1	12
Shares repurchased and cross class conversions	—	—	—	—	(27)	(249)	(618)	(5,033)
Net Increase / (Decrease)	—	$ —	—	$ —	(6)	$ (51)	(598)	$ (4,852)
Class I
Shares sold and cross class conversions	8,234	$ 94,572	1,130	$ 12,114	3,532	$ 33,362	1,514	$ 13,159
Reinvestment of distributions	60	690	236	2,528	107	1,010	113	977
Shares repurchased and cross class conversions	(3,617)	(40,699)	(5,940)	(63,826)	(258)	(2,395)	(2,278)	(19,873)
Net Increase / (Decrease)	4,677	$ 54,563	(4,574)	$ (49,184)	3,381	$ 31,977	(651)	$ (5,737)
Class R
Shares sold and cross class conversions	—	$ —	15	$ 159	—	$ —	—	$ —
Reinvestment of distributions	—	—	4	45	—	—	—	—
Shares repurchased and cross class conversions	—	—	(317)	(3,466)	—	—	—	—
Net Increase / (Decrease)	—	$ —	(298)	$ (3,262)	—	$ —	—	$ —
Class R6
Shares sold and cross class conversions	14	$ 166	179	$ 1,952	—	$ —	—	$ —
Reinvestment of distributions	1	17	1	7	—	—	—	—
Shares repurchased and cross class conversions	(21)	(252)	(5)	(53)	—	—	—	—
Net Increase / (Decrease)	(6)	$ (69)	175	$ 1,906	—	$ —	—	$ —

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Seix Floating Rate High Income Fund				Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	566	$ 4,509	1,755	$ 14,862	39	$ 476	69	$ 830
Reinvestment of distributions	90	701	264	2,236	5	64	21	258
Shares repurchased and cross class conversions	(1,772)	(13,640)	(4,530)	(38,341)	(45)	(549)	(101)	(1,223)
Net Increase / (Decrease)	(1,116)	$ (8,430)	(2,511)	$ (21,243)	(1)	$ (9)	(11)	$ (135)
Class C
Shares sold and cross class conversions	79	$ 627	573	$ 4,850	—	$ —	—	$ —
Reinvestment of distributions	60	468	192	1,628	—	—	—	—
Shares repurchased and cross class conversions	(1,099)	(8,616)	(1,783)	(15,071)	—	—	—	—
Net Increase / (Decrease)	(960)	$ (7,521)	(1,018)	$ (8,593)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	55,136	$ 432,178	88,463	$ 749,789	1,290	$ 15,759	1,646	$ 19,860
Reinvestment of distributions	5,018	39,102	18,983	160,882	40	496	125	1,502
Shares repurchased and cross class conversions	(160,741)	(1,221,101)	(313,658)	(2,656,616)	(639)	(7,716)	(941)	(11,282)
Net Increase / (Decrease)	(100,587)	$ (749,821)	(206,212)	$ (1,745,945)	691	$ 8,539	830	$ 10,080
Class R6
Shares sold and cross class conversions	1,560	$ 12,742	37,802	$ 320,528	—	$ —	—	$ —
Reinvestment of distributions	881	6,852	2,676	22,663	—	—	—	—
Shares repurchased and cross class conversions	(42,020)	(326,190)	(71,688)	(608,050)	—	—	—	—
Net Increase / (Decrease)	(39,579)	$ (306,596)	(31,210)	$ (264,859)	—	$ —	—	$ —

	Seix High Income Fund				Seix High Yield Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	215	$ 1,290	2,702	$ 16,827	509	$ 4,013	611	$ 4,900
Reinvestment of distributions	89	521	130	816	10	75	19	153
Shares repurchased and cross class conversions	(942)	(5,677)	(1,236)	(7,755)	(262)	(2,132)	(447)	(3,589)
Net Increase / (Decrease)	(638)	$ (3,866)	1,596	$ 9,888	257	$ 1,956	183	$ 1,464
Class I
Shares sold and cross class conversions	4,038	$ 23,256	7,914	$ 49,385	10,820	$ 85,096	7,527	$ 62,140
Reinvestment of distributions	888	5,178	2,175	13,628	735	5,891	1,570	12,975
Shares repurchased and cross class conversions	(12,980)	(75,175)	(17,508)	(109,473)	(11,206)	(87,934)	(11,029)	(91,170)
Net Increase / (Decrease)	(8,054)	$ (46,741)	(7,419)	$ (46,460)	349	$ 3,053	(1,932)	$ (16,055)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Seix High Income Fund				Seix High Yield Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R
Shares sold and cross class conversions	—	$ —	299	$ 1,870	—	$ —	2	$ 17
Reinvestment of distributions	—	—	74	462	—	—	— (1)	2
Shares repurchased and cross class conversions	—	—	(2,248)	(13,993)	—	—	(9)	(75)
Net Increase / (Decrease)	—	$ —	(1,875)	$ (11,661)	—	$ —	(7)	$ (56)
Class R6
Shares sold and cross class conversions	754	$ 4,587	5,927	$ 36,986	526	$ 4,160	558	$ 4,670
Reinvestment of distributions	13	79	29	185	7	59	6	47
Shares repurchased and cross class conversions	(5,260)	(29,470)	(948)	(5,931)	(41)	(329)	(22)	(180)
Net Increase / (Decrease)	(4,493)	$ (24,804)	5,008	$ 31,240	492	$ 3,890	542	$ 4,537

	Seix Investment Grade Tax-Exempt Bond Fund				Seix Short-Term Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	12	$ 135	44	$ 512	1,051	$ 10,608	83	$ 816
Reinvestment of distributions	5	62	27	314	3	28	4	40
Shares repurchased and cross class conversions	(100)	(1,103)	(148)	(1,756)	(609)	(6,209)	(62)	(616)
Net Increase / (Decrease)	(83)	$ (906)	(77)	$ (930)	445	$ 4,427	25	$ 240
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	177	$ 1,791	27	$ 266
Reinvestment of distributions	—	—	—	—	— (1)	1	1	8
Shares repurchased and cross class conversions	—	—	—	—	(76)	(778)	(103)	(1,013)
Net Increase / (Decrease)	—	$ —	—	$ —	101	$ 1,014	(75)	$ (739)
Class I
Shares sold and cross class conversions	4,914	$ 58,118	6,119	$ 71,920	709	$ 7,203	32	$ 321
Reinvestment of distributions	146	1,747	781	9,159	3	34	9	92
Shares repurchased and cross class conversions	(6,676)	(78,172)	(8,526)	(100,551)	(126)	(1,270)	(106)	(1,045)
Net Increase / (Decrease)	(1,616)	$ (18,307)	(1,626)	$ (19,472)	586	$ 5,967	(65)	$ (632)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Seix Short-Term Municipal Bond Fund				Seix Total Return Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	9	$ 89	51	$ 512	715	$ 8,350	2,054	$ 22,739
Reinvestment of distributions	— (1)	5	3	30	13	149	14	152
Shares repurchased and cross class conversions	(10)	(101)	(43)	(436)	(1,373)	(15,986)	(834)	(9,199)
Net Increase / (Decrease)	(1)	$ (7)	11	$ 106	(645)	$ (7,487)	1,234	$ 13,692
Class I
Shares sold and cross class conversions	386	$ 3,870	91	$ 924	10,136	$ 115,134	3,913	$ 40,873
Reinvestment of distributions	5	57	31	309	166	1,870	540	5,680
Shares repurchased and cross class conversions	(213)	(2,143)	(961)	(9,661)	(5,815)	(65,381)	(16,875)	(177,245)
Net Increase / (Decrease)	178	$ 1,784	(839)	$ (8,428)	4,487	$ 51,623	(12,422)	$ (130,692)
Class R
Shares sold and cross class conversions	—	$ —	—	$ —	—	$ —	552	$ 5,847
Reinvestment of distributions	—	—	—	—	—	—	36	375
Shares repurchased and cross class conversions	—	—	—	—	—	—	(3,284)	(35,104)
Net Increase / (Decrease)	—	$ —	—	$ —	—	$ —	(2,696)	$ (28,882)
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	248	$ 2,808	3,554	$ 36,876
Reinvestment of distributions	—	—	—	—	39	443	117	1,226
Shares repurchased and cross class conversions	—	—	—	—	(934)	(10,289)	(4,869)	(50,901)
Net Increase / (Decrease)	—	$ —	—	$ —	(647)	$ (7,038)	(1,198)	$ (12,799)

	Seix U.S. Government Securities Ultra-Short Bond Fund				Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,125	$ 11,258	1,940	$ 19,389	79	$ 900	303	$ 3,320
Reinvestment of distributions	8	80	17	167	3	37	11	119
Shares repurchased and cross class conversions	(490)	(4,901)	(1,132)	(11,313)	(68)	(783)	(67)	(747)
Net Increase / (Decrease)	643	$ 6,437	825	$ 8,243	14	$ 154	247	$ 2,692

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Seix U.S. Government Securities Ultra-Short Bond Fund				Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	22	$ 253	3	$ 31
Reinvestment of distributions	—	—	—	—	— (1)	1	1	9
Shares repurchased and cross class conversions	—	—	—	—	(7)	(83)	(261)	(2,853)
Net Increase / (Decrease)	—	$ —	—	$ —	15	$ 171	(257)	$ (2,813)
Class I
Shares sold and cross class conversions	48,376	$ 483,462	52,199	$ 521,658	500	$ 5,780	320	$ 3,551
Reinvestment of distributions	451	4,516	2,452	24,506	7	82	31	349
Shares repurchased and cross class conversions	(34,059)	(339,864)	(91,541)	(915,228)	(672)	(7,689)	(688)	(7,611)
Net Increase / (Decrease)	14,768	$ 148,114	(36,890)	$ (369,064)	(165)	$ (1,827)	(337)	$ (3,711)
Class R6
Shares sold and cross class conversions	450	$ 4,500	1,697	$ 16,974	—	$ —	—	$ —
Reinvestment of distributions	9	89	49	493	—	—	—	—
Shares repurchased and cross class conversions	(1,827)	(18,306)	(2,489)	(24,900)	—	—	—	—
Net Increase / (Decrease)	(1,368)	$ (13,717)	(743)	$ (7,433)	—	$ —	—	$ —

	Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	128	$ 1,273	279	$ 2,780
Reinvestment of distributions	2	22	4	40
Shares repurchased and cross class conversions	(146)	(1,438)	(142)	(1,412)
Net Increase / (Decrease)	(16)	$ (143)	141	$ 1,408
Class I
Shares sold and cross class conversions	2,077	$ 20,572	2,702	$ 26,849
Reinvestment of distributions	32	320	130	1,294
Shares repurchased and cross class conversions	(2,727)	(26,665)	(4,046)	(40,242)
Net Increase / (Decrease)	(618)	$ (5,773)	(1,214)	$ (12,099)
(1)	Amount is less than 500 shares.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Note 7. 10% Shareholders
As of June 30, 2020, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Seix Core Bond Fund	57%	3
Seix Corporate Bond Fund	80	3
Seix Floating Rate High Income Fund	38	2
Seix High Grade Municipal Bond Fund	56	2
Seix High Income Fund	50	1
Seix High Yield Fund	70	4
Seix Investment Grade Tax-Exempt Bond Fund	58	3
Seix Short-Term Bond Fund	49	3
Seix Short-Term Municipal Bond Fund	75	4
Seix Total Return Bond Fund	36	1
Seix U.S. Government Securities Ultra-Short Bond Fund	45	1
Seix U.S. Mortgage Fund	67	4
Seix Ultra-Short Bond Fund	54	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2020, the Funds did not hold any securities that were restricted.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). $100,000 of the Credit Agreement was reserved for the Seix Floating Rate High Income Fund. On March 15, 2018, the Trust, on behalf of Seix Floating Rate High Income Fund, entered into a separate $150,000 line of credit for that Fund and the original Credit Agreement was reduced to $150,000. Each Credit Agreement, as amended, is with a commercial bank and allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. Each Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Seix Floating Rate High Income Fund	$81	$61,363	1.99%	24
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 153,790	$ 3,939	$ (209)	$ 3,730
Seix Corporate Bond Fund	77,947	3,462	(10)	3,452
Seix Floating Rate High Income Fund	2,128,505	3,810	(233,085)	(229,275)
Seix High Grade Municipal Bond Fund	69,787	2,861	(10)	2,851
Seix High Income Fund	201,286	5,376	(12,813)	(7,437)
Seix High Yield Fund	296,152	8,579	(9,488)	(909)
Seix Investment Grade Tax-Exempt Bond Fund	286,999	11,651	(26)	11,625
Seix Short-Term Bond Fund	19,224	348	(2)	346
Seix Short-Term Municipal Bond Fund	13,648	274	— (1)	274
Seix Total Return Bond Fund	335,329	14,694	(953)	13,741
Seix U.S. Government Securities Ultra-Short Bond Fund	1,028,887	7,469	(810)	6,659
Seix U.S. Mortgage Fund	18,890	769	(1)	768
Seix Ultra-Short Bond Fund	42,865	291	(134)	157
(1)	Amount is less than $500.
At December 31, 2019, certain Funds have capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Seix Core Bond Fund	$ —	$ 30	$ —	$ 30
Seix Floating Rate High Income Fund	95,128	306,762	95,128	306,762
Seix High Income Fund	22,048	64,072	22,048	64,072
Seix High Yield Fund	18,594	41,895	18,594	41,895
Seix Short-Term Bond Fund	191	64	191	64
Seix Total Return Bond Fund	10,080	—	10,080	—
Seix U.S. Government Securities Ultra-Short Bond Fund	5,229	—	5,229	—
Seix U.S. Mortgage Fund	3	93	3	93
Seix Ultra-Short Bond Fund	133	2	133	2

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2019, the following Funds deferred qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Capital Loss Deferred
Seix Core Bond Fund	$ —	$ 33
Seix Floating Rate High Income Fund	—	35,120
Seix High Income Fund	—	4,640
Seix High Yield Fund	—	206
Seix Short-Term Municipal Bond Fund	—	1
Seix Total Return Bond Fund	484	394
Seix Ultra-Short Bond Fund	—	1
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The financial statements presented are compliant with the ASU No. 2018-13 amendments.
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 19-21, 2020, the Board received a report from the Program Administrator addressing the operation and management of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). The Board acknowledged that because the Review Period ended before 2020, it did not cover the more recent period of market volatility relating to the COVID-19 pandemic. The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8624	08-20

SEMIANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2020
Virtus Ceredex Large-Cap Value Equity Fund*
Virtus Ceredex Mid-Cap Value Equity Fund*
Virtus Ceredex Small-Cap Value Equity Fund*
Virtus SGA International Growth Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Silvant Small-Cap Growth Stock Fund*
Virtus Zevenbergen Innovative Growth Stock Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your Fund for the six months ended June 30, 2020.
The first six months of 2020 saw one of the fastest market declines in history, followed by one of the quickest rebounds. In response to the global coronavirus pandemic, policymakers moved quickly to add liquidity to the economy and help cushion the initial blow to the economy. As June drew to a close, however, uncertainty persisted about the course of the virus and the potential ongoing impact on markets and the economy.
Despite the recovery in the second quarter, many asset classes posted negative returns for the six months ended June 30, 2020. U.S. large-capitalization stocks were down 3.08% as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, declined 12.98%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 11.34% for the six months, while emerging markets lost 9.78%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.66% at June 30, 2020, down from 2.00% at June 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt, rallied during the six months to post a return of 6.14%. Non-investment grade bonds were down 3.80% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
After the unpredictable events of the first half of 2020, and with a presidential election looming, some investors may be tempted to reduce their exposure to the markets. But most investors’ long-term goals haven’t changed. Investing over time in a well-diversified portfolio of stocks, bonds, and cash has been an effective way to weather the short-term storms and reach your destination. Talk to your financial advisor about the risk/return profile of your portfolio. The Virtus Funds offer a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
August 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2020 TO June 30, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 827.50	1.24%	$ 5.63
	Class C	1,000.00	825.50	1.72	7.81
	Class I	1,000.00	828.30	0.97	4.41
	Class R6	1,000.00	829.30	0.72	3.27
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	790.60	1.30	5.79
	Class C	1,000.00	789.10	1.79	7.96
	Class I	1,000.00	791.60	1.04	4.63
	Class R6	1,000.00	792.80	0.79	3.52
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	774.60	1.49	6.57
	Class C	1,000.00	773.60	1.90	8.38
	Class I	1,000.00	775.80	1.21	5.34
	Class R6	1,000.00	777.00	0.88	3.89
SGA International Growth Fund
	Class A	1,000.00	1,001.40	1.39	6.92
	Class I	1,000.00	1,003.20	1.14	5.68
	Class R6	1,000.00	1,003.20	1.04	5.18
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,100.80	1.23	6.42
	Class I	1,000.00	1,103.70	0.97	5.07
	Class R6	1,000.00	1,103.80	0.90	4.71
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	1,013.90	1.27	6.36
	Class I	1,000.00	1,013.60	1.15	5.76
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	1,486.70	1.26	7.79
	Class I	1,000.00	1,488.60	1.01	6.25

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
2

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2020 TO June 30, 2020
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 1,018.70	1.24%	$ 6.22
	Class C	1,000.00	1,016.31	1.72	8.62
	Class I	1,000.00	1,020.04	0.97	4.87
	Class R6	1,000.00	1,021.28	0.72	3.62
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	1,018.40	1.30	6.52
	Class C	1,000.00	1,015.96	1.79	8.97
	Class I	1,000.00	1,019.69	1.04	5.22
	Class R6	1,000.00	1,020.93	0.79	3.97
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	1,017.45	1.49	7.47
	Class C	1,000.00	1,015.42	1.90	9.52
	Class I	1,000.00	1,018.85	1.21	6.07
	Class R6	1,000.00	1,020.49	0.88	4.42
SGA International Growth Fund
	Class A	1,000.00	1,017.95	1.39	6.97
	Class I	1,000.00	1,019.19	1.14	5.72
	Class R6	1,000.00	1,019.69	1.04	5.22
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,018.75	1.23	6.17
	Class I	1,000.00	1,020.04	0.97	4.87
	Class R6	1,000.00	1,020.39	0.90	4.52
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	1,018.55	1.27	6.37
	Class I	1,000.00	1,019.14	1.15	5.77
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	1,018.60	1.26	6.32
	Class I	1,000.00	1,019.84	1.01	5.07

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
4

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2020
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2020.
Ceredex Large-Cap Value Equity Fund
Health Care	20%
Industrials	17
Information Technology	14
Financials	12
Materials	8
Utilities	7
Real Estate	7
Other (includes short-term investment)	15
Total	100%
Ceredex Mid-Cap Value Equity Fund
Information Technology	22%
Industrials	15
Utilities	13
Financials	13
Health Care	12
Real Estate	8
Consumer Discretionary	7
Other (includes short-term investment)	10
Total	100%

Ceredex Small-Cap Value Equity Fund
Financials	26%
Information Technology	19
Industrials	17
Real Estate	14
Health Care	9
Materials	9
Consumer Staples	4
Other	2
Total	100%
SGA International Growth Fund
Consumer Staples	20%
Health Care	17
Financials	16
Information Technology	15
Consumer Discretionary	15
Materials	7
Industrials	5
Other (includes short-term investment)	5
Total	100%

Silvant Large-Cap Growth Stock Fund
Information Technology	42%
Consumer Discretionary	16
Communication Services	15
Health Care	13
Industrials	7
Consumer Staples	4
Materials	1
Other	2
Total	100%
Silvant Small-Cap Growth Stock Fund
Health Care	32%
Information Technology	20
Industrials	19
Consumer Discretionary	13
Financials	6
Materials	4
Communication Services	3
Other	3
Total	100%

Zevenbergen Innovative Growth Stock Fund
Information Technology	41%
Consumer Discretionary	23
Health Care	16
Communication Services	11
Industrials	5
Financials	2
Consumer Staples	1
Short-Term Investment	1
Total	100%
5

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—96.1%
Communication Services—4.0%
Interpublic Group of Cos., Inc. (The)	889,337	$ 15,261
Verizon Communications, Inc.	442,107	24,373
		39,634

Consumer Discretionary—4.3%
Advance Auto Parts, Inc.	67,064	9,553
BorgWarner, Inc.	928,112	32,763
		42,316

Consumer Staples—2.4%
Kellogg Co.	355,440	23,480
Energy—3.7%
Chevron Corp.	272,563	24,321
Marathon Petroleum Corp.	330,182	12,342
		36,663

Financials—11.1%
American International Group, Inc.	429,250	13,384
Bank of America Corp.	1,788,830	42,485
Capital One Financial Corp.	365,792	22,895
Willis Towers Watson plc	157,637	31,046
		109,810

Health Care—19.1%
Abbott Laboratories	489,491	44,754
Agilent Technologies, Inc.	203,042	17,943
Becton Dickinson and Co.	196,094	46,920
Humana, Inc.	48,528	18,817
Merck & Co., Inc.	579,599	44,820
	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	125,990	$ 15,038
		188,292

Industrials—16.8%
AMETEK, Inc.	334,981	29,937
Honeywell International, Inc.	283,390	40,975
Illinois Tool Works, Inc.	95,352	16,672
L3Harris Technologies, Inc.	187,202	31,763
Rockwell Automation, Inc.	123,028	26,205
Stanley Black & Decker, Inc.	143,886	20,055
		165,607

Information Technology—13.3%
Microsoft Corp.	74,392	15,139
Motorola Solutions, Inc.	218,850	30,667
QUALCOMM, Inc.	468,860	42,765
Xilinx, Inc.	430,974	42,404
		130,975

Materials—8.1%
Air Products and Chemicals, Inc.	137,747	33,260
Avery Dennison Corp.	283,973	32,399
Ecolab, Inc.	70,048	13,936
		79,595

Real Estate—6.4%
Alexandria Real Estate Equities, Inc.	59,544	9,661
Crown Castle International Corp.	210,202	35,177
Medical Properties Trust, Inc.	988,243	18,579
		63,417

	Shares	Value

Utilities—6.9%
American Electric Power Co., Inc.	337,244	$ 26,858
NextEra Energy, Inc.	171,809	41,264
		68,122
Total Common Stocks (Identified Cost $830,195)		947,911
Total Long-Term Investments—96.1% (Identified Cost $830,195)		947,911
Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(1)	1,352,987	1,353
Total Short-Term Investment (Identified Cost $1,353)		1,353
TOTAL INVESTMENTS—96.2% (Identified Cost $831,548)		$949,264
Other assets and liabilities, net—3.8%		37,205
NET ASSETS—100.0%		$986,469

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$947,911	$947,911
Money Market Mutual Fund	1,353	1,353
Total Investments	$949,264	$949,264
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements
6

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Consumer Discretionary—6.3%
Advance Auto Parts, Inc.	285,000	$ 40,598
Best Buy Co., Inc.	350,000	30,545
BorgWarner, Inc.	2,075,000	73,247
Garmin Ltd.	400,000	39,000
		183,390

Consumer Staples—5.3%
Energizer Holdings, Inc.	2,000,000	94,980
Kroger Co. (The)	1,700,000	57,545
		152,525

Financials—13.1%
Capital One Financial Corp.	1,000,000	62,590
Hartford Financial Services Group, Inc. (The)	1,650,000	63,608
Pinnacle Financial Partners, Inc.	1,300,000	54,587
Progressive Corp. (The)	965,000	77,306
Willis Towers Watson plc	330,000	64,993
Zions Bancorp NA	1,600,000	54,400
		377,484

Health Care—11.5%
Agilent Technologies, Inc.	875,000	77,324
Cooper Cos., Inc. (The)	92,800	26,322
Humana, Inc.	90,000	34,898
PerkinElmer, Inc.	450,000	44,140
Quest Diagnostics, Inc.	475,000	54,131
Teleflex, Inc.	100,000	36,398
Zimmer Biomet Holdings, Inc.	500,000	59,680
		332,893

Industrials—14.4%
AMETEK, Inc.	535,000	47,813
IDEX Corp.	300,000	47,412
Jacobs Engineering Group, Inc.	575,000	48,760
Knight-Swift Transportation Holdings, Inc.	700,000	29,197
L3Harris Technologies, Inc.	375,000	63,626
	Shares	Value
Industrials—continued
Lennox International, Inc.	145,000	$ 33,783
Otis Worldwide Corp.	600,000	34,116
Republic Services, Inc.	475,000	38,974
Stanley Black & Decker, Inc.	315,000	43,905
Textron, Inc.	900,000	29,619
		417,205

Information Technology—21.8%
Analog Devices, Inc.	465,000	57,028
Broadridge Financial Solutions, Inc.	410,000	51,738
Dolby Laboratories, Inc. Class A	850,000	55,989
FLIR Systems, Inc.	900,000	36,513
Global Payments, Inc.	300,000	50,886
KLA Corp.	400,000	77,792
Marvell Technology Group Ltd.	1,450,000	50,837
Motorola Solutions, Inc.	865,000	121,212
Xilinx, Inc.	1,300,000	127,907
		629,902

Materials—4.6%
Air Products and Chemicals, Inc.	145,000	35,012
Avery Dennison Corp.	425,000	48,488
PPG Industries, Inc.	465,000	49,318
		132,818

Real Estate—7.9%
Alexandria Real Estate Equities, Inc.	265,000	42,996
American Homes 4 Rent Class A	2,200,000	59,180
Medical Properties Trust, Inc.	3,600,000	67,680
SBA Communications, Corp.	200,000	59,584
		229,440

Utilities—13.1%
Ameren Corp.	780,000	54,881
American Electric Power Co., Inc.	685,000	54,553
CMS Energy Corp.	1,000,000	58,420
Evergy, Inc.	735,000	43,578
	Shares	Value
Utilities—continued
FirstEnergy Corp.	2,200,000	$ 85,316
Public Service Enterprise Group, Inc.	580,000	28,513
Sempra Energy	450,000	52,754
		378,015
Total Common Stocks (Identified Cost $2,585,113)		2,833,672
Total Long-Term Investments—98.0% (Identified Cost $2,585,113)		2,833,672
Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(1)	21,885	22
Total Short- Term Investment (Identified Cost $22)		22
TOTAL INVESTMENTS—98.0% (Identified Cost $2,585,135)		$2,833,694
Other assets and liabilities, net—2.0%		59,170
NET ASSETS—100.0%		$2,892,864

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Ireland	2
Bermuda	2
Switzerland	1
Total	100%
† % of total investments as of June 30, 2020.
See Notes to Financial Statements
7

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,833,672	$2,833,672
Money Market Mutual Fund	22	22
Total Investments	$2,833,694	$2,833,694
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements
8

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—1.0%
Interpublic Group of Cos., Inc. (The)	234,100	$ 4,017
Consumer Discretionary—0.9%
Cooper Tire & Rubber Co.	39,300	1,085
Gentex Corp.	97,700	2,518
		3,603

Consumer Staples—3.7%
Calavo Growers, Inc.	100,100	6,297
Energizer Holdings, Inc.	76,244	3,621
Reynolds Consumer Products, Inc.	155,500	5,402
		15,320

Financials—25.3%
AMERISAFE, Inc.	52,261	3,196
Artisan Partners Asset Management, Inc. Class A	62,846	2,042
Bank of Hawaii Corp.	116,630	7,162
Cathay General Bancorp	161,353	4,244
Evercore, Inc. Class A	170,462	10,044
First American Financial Corp.	352,488	16,926
First Hawaiian, Inc.	549,300	9,470
First Interstate BancSystem, Inc. Class A	177,649	5,500
Hanover Insurance Group, Inc. (The)	79,147	8,020
Horace Mann Educators Corp.	145,392	5,340
Kemper Corp.	282,197	20,465
SLM Corp.	1,773,337	12,467
		104,876

	Shares	Value
Health Care—9.2%
Bruker Corp.	157,300	$ 6,399
CONMED Corp.	115,100	8,286
Hill-Rom Holdings, Inc.	183,396	20,134
PerkinElmer, Inc.	35,500	3,482
		38,301

Industrials—17.1%
Apogee Enterprises, Inc.	114,876	2,647
EnerSys	150,216	9,671
EnPro Industries, Inc.	58,524	2,885
Pentair plc	402,500	15,291
Quanta Services, Inc.	479,000	18,791
Ritchie Bros. Auctioneers, Inc.	130,610	5,335
Stantec, Inc.	183,500	5,661
Tennant Co.	31,411	2,042
Tetra Tech, Inc.	59,500	4,708
Wabash National Corp.	351,163	3,729
		70,760

Information Technology—18.4%
Brooks Automation, Inc.	45,700	2,022
Dolby Laboratories, Inc. Class A	82,469	5,432
Entegris, Inc.	81,300	4,801
FLIR Systems, Inc.	237,100	9,619
Littelfuse, Inc.	45,347	7,738
MKS Instruments, Inc.	78,784	8,921
Monolithic Power Systems, Inc.	50,497	11,968
National Instruments Corp.	139,000	5,381
Power Integrations, Inc.	172,160	20,337
		76,219

Materials—9.1%
AptarGroup, Inc.	160,651	17,990
Ashland Global Holdings, Inc.	121,900	8,423
	Shares	Value
Materials—continued
Sensient Technologies Corp.	16,300	$ 850
W.R. Grace & Co.	205,642	10,449
		37,712

Real Estate—13.8%
American Campus Communities, Inc.	196,864	6,882
CubeSmart	147,400	3,978
Healthcare Realty Trust, Inc.	298,700	8,749
Healthcare Trust of America, Inc. Class A	684,000	18,140
Physicians Realty Trust	1,116,378	19,559
		57,308
Total Common Stocks (Identified Cost $368,067)		408,116
Total Long-Term Investments—98.5% (Identified Cost $368,067)		408,116

TOTAL INVESTMENTS—98.5% (Identified Cost $368,067)		$408,116
Other assets and liabilities, net—1.5%		6,036
NET ASSETS—100.0%		$414,152

Country Weightings†
United States	94%
Ireland	4
Canada	2
Total	100%
† % of total investments as of June 30, 2020.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$408,116	$408,116
Total Investments	$408,116	$408,116
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements
9

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
China—14.3%
Alibaba Group Holding Ltd. Sponsored ADR(1)	8,718	$ 1,881
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	5,842	761
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	724,748	1,618
Tencent Holdings Ltd.	21,168	1,356
		5,616

Denmark—3.5%
Novo Nordisk A/S Sponsored ADR	21,027	1,377
France—6.8%
Dassault Systemes SE	7,048	1,216
L’Oreal SA(1)	4,585	1,472
		2,688

Germany—7.0%
adidas AG(1)	4,754	1,248
SAP SE Sponsored ADR	10,597	1,483
		2,731

Hong Kong—5.0%
AIA Group Ltd.	207,973	1,946
India—8.9%
Asian Paints Ltd.	37,242	833
HDFC Bank Ltd. ADR	38,245	1,738
Infosys Ltd. Sponsored ADR	95,721	925
		3,496

Japan—4.9%
Fast Retailing Co. Ltd.	1,660	954
Sysmex Corp.	12,898	990
		1,944

	Shares	Value

Mexico—5.9%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	16,595	$ 1,029
Wal-Mart de Mexico SAB de C.V.	538,462	1,288
		2,317

Netherlands—8.3%
Adyen NV(1)	1,022	1,488
Heineken NV	19,170	1,767
		3,255

South Africa—1.9%
Sanlam Ltd.	218,473	742
Switzerland—8.6%
Alcon, Inc.(1)	22,896	1,312
Nestle S.A. Registered Shares	10,635	1,176
Temenos AG Registered Shares	5,647	877
		3,365

United Kingdom—16.6%
Aon plc Class A	9,696	1,867
Diageo plc	30,954	1,029
IHS Markit Ltd.	24,928	1,882
Linde plc	8,219	1,743
		6,521

United States—6.6%
MercadoLibre, Inc.(1)	1,118	1,102
STERIS plc	9,583	1,471
		2,573
Total Common Stocks (Identified Cost $32,723)		38,571
Total Long-Term Investments—98.3% (Identified Cost $32,723)		38,571

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	612,800	$ 613
Total Short-Term Investment (Identified Cost $613)		613
TOTAL INVESTMENTS—99.9% (Identified Cost $33,336)		$39,184
Other assets and liabilities, net—0.1%		57
NET ASSETS—100.0%		$39,241

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	18%
China	14
United States	9
India	8
Switzerland	8
Netherlands	8
Germany	7
Other	28
Total	100%
† % of total investments as of June 30, 2020.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$38,571	$30,873	$7,698
Money Market Mutual Fund	613	613	—
Total Investments	$39,184	$31,486	$7,698
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
10

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—14.5%
Alphabet, Inc. Class A(1)	2,473	$ 3,507
Alphabet, Inc. Class C(1)	2,555	3,612
Comcast Corp. Class A	36,972	1,441
Facebook, Inc. Class A(1)	19,754	4,486
Netflix, Inc.(1)	5,035	2,291
Walt Disney Co. (The)	4,648	518
		15,855

Consumer Discretionary—15.5%
Amazon.com, Inc.(1)	3,605	9,946
Chipotle Mexican Grill, Inc.(1)	750	789
Home Depot, Inc. (The)	7,493	1,877
Las Vegas Sands Corp.	10,256	467
O’Reilly Automotive, Inc.(1)	4,231	1,784
Royal Caribbean Cruises Ltd.	9,643	485
TJX Cos., Inc. (The)	32,047	1,620
		16,968

Consumer Staples—4.1%
Colgate-Palmolive Co.	11,238	823
Costco Wholesale Corp.	7,335	2,224
Estee Lauder Cos., Inc. (The) Class A	7,724	1,458
		4,505

Financials—1.2%
American Express Co.	8,844	842
Goldman Sachs Group, Inc. (The)	2,308	456
		1,298

Health Care—12.7%
Alexion Pharmaceuticals, Inc.(1)	6,675	749
	Shares	Value
Health Care—continued
Becton Dickinson and Co.	1,848	$ 442
Bristol-Myers Squibb Co.	19,157	1,126
DexCom, Inc.(1)	3,573	1,448
Edwards Lifesciences Corp.(1)	23,522	1,626
Exact Sciences Corp.(1)	9,737	847
Insulet Corp.(1)	2,162	420
Intuitive Surgical, Inc.(1)	1,762	1,004
Mettler-Toledo International, Inc.(1)	1,281	1,032
Teladoc Health, Inc.(1)	3,540	676
Thermo Fisher Scientific, Inc.	1,843	668
UnitedHealth Group, Inc.	8,247	2,432
Vertex Pharmaceuticals, Inc.(1)	4,942	1,435
		13,905

Industrials—7.2%
Boeing Co. (The)	10,554	1,935
Deere & Co.	5,431	853
Emerson Electric Co.	8,632	535
Fair Isaac Corp.(1)	1,451	607
Honeywell International, Inc.	3,786	547
IHS Markit Ltd.	11,813	892
Knight-Swift Transportation Holdings, Inc.	28,685	1,196
Roper Technologies, Inc.	1,553	603
Waste Management, Inc.	6,966	738
		7,906

Information Technology—41.8%
Analog Devices, Inc.	6,190	759
Apple, Inc.	24,638	8,988
Applied Materials, Inc.	22,048	1,333
Autodesk, Inc.(1)	10,663	2,550
Avalara, Inc.(1)	6,402	852
Five9, Inc.(1)	4,960	549
	Shares	Value
Information Technology—continued
Mastercard, Inc. Class A	8,875	$ 2,624
Microsoft Corp.	61,208	12,456
NVIDIA Corp.	6,795	2,582
Paycom Software, Inc.(1)	2,472	766
QUALCOMM, Inc.	20,502	1,870
salesforce.com, Inc.(1)	10,264	1,923
Splunk, Inc.(1)	4,749	944
Twilio Inc. Class A(1)	2,235	490
Universal Display Corp.	5,589	836
Visa, Inc. Class A	25,389	4,904
Workday, Inc. Class A(1)	7,465	1,399
		45,825

Materials—1.3%
Air Products and Chemicals, Inc.	2,395	578
Vulcan Materials Co.	7,334	850
		1,428

Real Estate—1.1%
Equinix, Inc.	1,774	1,246
Total Common Stocks (Identified Cost $48,372)		108,936

Total Long-Term Investments—99.4% (Identified Cost $48,372)		108,936

TOTAL INVESTMENTS—99.4% (Identified Cost $48,372)		$108,936
Other assets and liabilities, net—0.6%		627
NET ASSETS—100.0%		$109,563

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$108,936	$108,936
Total Investments	$108,936	$108,936
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements
11

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—2.7%
Cable One, Inc.	183	$ 325
Cardlytics, Inc.(1)	6,196	433
		758

Consumer Discretionary—13.1%
Boot Barn Holdings, Inc.(1)	4,758	103
Cavco Industries, Inc.(1)	948	183
Churchill Downs, Inc.	2,700	360
Five Below, Inc.(1)	2,702	289
KB Home	9,236	283
LGI Homes, Inc.(1)	1,616	142
Lithia Motors, Inc. Class A	1,193	181
Murphy USA, Inc.(1)	802	90
Ollie’s Bargain Outlet Holdings, Inc.(1)	3,814	373
Papa John’s International, Inc.	2,020	160
Planet Fitness, Inc. Class A(1)	4,492	272
RH (1)	660	164
Shake Shack, Inc. Class A(1)	1,601	85
Texas Roadhouse, Inc.	9,290	488
Wingstop, Inc.	3,735	519
		3,692

Consumer Staples—2.3%
Boston Beer Co., Inc. (The) Class A(1)	530	284
WD-40 Co.	1,859	369
		653

Financials—6.3%
Ares Management Corp. Class A	7,623	302
Essent Group Ltd.	5,699	207
First Financial Bankshares, Inc.	9,977	288
FirstCash, Inc.	2,633	178
Goosehead Insurance, Inc. Class A(1)	3,777	284
NMI Holdings, Inc. Class A(1)	12,092	194
RLI Corp.	3,834	315
		1,768

Health Care—31.3%
Addus HomeCare Corp.(1)	1,297	120
Aimmune Therapeutics, Inc.(1)	10,288	172
Akero Therapeutics, Inc.(1)	2,798	70
Allakos, Inc.(1)	2,242	161
Amedisys, Inc.(1)	866	172
Amicus Therapeutics, Inc.(1)	10,726	162
	Shares	Value
Health Care—continued
Chemed Corp.	1,589	$ 717
Encompass Health Corp.	8,195	508
Fate Therapeutics, Inc.(1)	2,794	96
GW Pharmaceuticals plc ADR(1)	2,095	257
HealthEquity, Inc.(1)	6,644	390
Insmed, Inc.(1)	7,813	215
Inspire Medical Systems, Inc.(1)	4,324	376
Insulet Corp.(1)	2,870	558
Karyopharm Therapeutics, Inc.(1)	3,565	68
LHC Group, Inc.(1)	3,409	594
Madrigal Pharmaceuticals, Inc.(1)	1,291	146
Natera, Inc.(1)	9,493	473
Novocure Ltd.(1)	5,536	328
Penumbra, Inc.(1)	2,758	493
Phreesia, Inc.(1)	10,231	289
Reata Pharmaceuticals, Inc. Class A(1)	3,483	543
REGENXBIO, Inc.(1)	3,971	146
Sarepta Therapeutics, Inc.(1)	4,393	704
Tandem Diabetes Care, Inc.(1)	7,307	723
Ultragenyx Pharmaceutical, Inc.(1)	4,570	358
		8,839

Industrials—18.5%
ASGN, Inc.(1)	4,676	312
Brink’s Co. (The)	5,465	249
BWX Technologies, Inc.	3,626	205
Casella Waste Systems, Inc. Class A(1)	11,066	577
Chart Industries, Inc.(1)	5,212	253
ESCO Technologies, Inc.	2,104	178
Herc Holdings, Inc.(1)	3,226	99
IAA, Inc.(1)	2,525	97
Kratos Defense & Security Solutions, Inc.(1)	14,832	232
Mercury Systems, Inc.(1)	7,788	613
MSA Safety, Inc.	2,366	271
Parsons Corp.(1)	2,539	92
Proto Labs, Inc.(1)	2,883	324
Saia, Inc.(1)	4,501	500
Simpson Manufacturing Co., Inc.	4,538	383
Teledyne Technologies, Inc.(1)	2,687	835
		5,220

	Shares	Value
Information Technology—19.6%
Agilysys, Inc.(1)	9,012	$ 162
Brooks Automation, Inc.	7,400	327
Cabot Microelectronics Corp.	2,756	385
Coupa Software, Inc.(1)	2,353	652
Everbridge, Inc.(1)	3,140	434
Five9, Inc.(1)	9,094	1,006
FormFactor, Inc.(1)	3,814	112
Mimecast Ltd.(1)	5,348	223
PROS Holdings, Inc.(1)	4,837	215
Q2 Holdings, Inc.(1)	13,572	1,164
Qualys, Inc.(1)	894	93
Tenable Holdings, Inc.(1)	5,154	154
Tower Semiconductor Ltd.(1)	10,401	199
Varonis Systems, Inc.(1)	1,772	157
ViaSat, Inc.(1)	6,891	264
		5,547

Materials—3.7%
Balchem Corp.	5,551	527
Quaker Chemical Corp.	1,647	306
W.R. Grace & Co.	4,143	210
		1,043

Real Estate—1.0%
Essential Properties Realty Trust, Inc.	11,969	178
Sunstone Hotel Investors, Inc.	13,924	113
		291
Total Common Stocks (Identified Cost $20,063)		27,811
Total Long-Term Investments—98.5% (Identified Cost $20,063)		27,811
TOTAL INVESTMENTS—98.5% (Identified Cost $20,063)		$27,811
Other assets and liabilities, net—1.5%		411
NET ASSETS—100.0%		$28,222

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
12

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$27,811	$27,811
Total Investments	$27,811	$27,811
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements
13

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Communication Services—11.0%
EverQuote, Inc. Class A(1)	106,325	$ 6,184
Facebook, Inc. Class A(1)	77,650	17,632
Netflix, Inc.(1)	53,000	24,117
Zillow Group, Inc. Class C(1)	388,885	22,404
		70,337

Consumer Discretionary—23.2%
Amazon.com, Inc.(1)	13,550	37,382
Chegg, Inc.(1)	190,800	12,833
Chewy, Inc. Class A(1)	217,650	9,727
Lululemon Athletica, Inc.(1)	42,055	13,122
MercadoLibre, Inc.(1)	28,525	28,119
Peloton Interactive, Inc. Class A(1)	161,350	9,321
Shake Shack, Inc. Class A(1)	92,750	4,914
Tesla, Inc.(1)	30,500	32,934
		148,352

Consumer Staples—1.2%
Beyond Meat, Inc.(1)	57,075	7,647
Financials—1.4%
Goosehead Insurance, Inc. Class A(1)	120,600	9,064
Health Care—15.8%
Adaptive Biotechnologies Corp.(1)	162,875	7,880
BioMarin Pharmaceutical, Inc.(1)	120,125	14,816
Exact Sciences Corp.(1)	354,850	30,851
Seattle Genetics, Inc.(1)	45,500	7,731
Teladoc Health, Inc.(1)	149,085	28,451
	Shares	Value
Health Care—continued
Veeva Systems, Inc. Class A(1)	48,300	$ 11,323
		101,052

Industrials—4.9%
CoStar Group, Inc.(1)	24,550	17,447
Uber Technologies, Inc.(1)	434,000	13,489
		30,936

Information Technology—40.6%
Adobe, Inc.(1)	21,500	9,359
Alteryx, Inc. Class A(1)	41,875	6,879
Coupa Software, Inc.(1)	37,500	10,389
NVIDIA Corp.	66,410	25,230
Okta, Inc.(1)	126,500	25,329
Paylocity Holding Corp.(1)	59,125	8,626
PayPal Holdings, Inc.(1)	113,475	19,771
QUALCOMM, Inc.	103,500	9,440
RingCentral, Inc. Class A(1)	101,150	28,829
ServiceNow, Inc.(1)	53,775	21,782
Shopify, Inc. Class A(1)	42,428	40,273
Square, Inc. Class A(1)	128,925	13,529
Trade Desk, Inc. (The) Class A(1)	73,775	29,989
Zoom Video Communications, Inc. Class A(1)	37,520	9,513
		258,938
Total Common Stocks (Identified Cost $428,295)		626,326
Total Long-Term Investments—98.1% (Identified Cost $428,295)		626,326

	Shares	Value
Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	7,701,923	$ 7,702
Total Short-Term Investment (Identified Cost $7,702)		7,702
TOTAL INVESTMENTS—99.3% (Identified Cost $435,997)		$634,028
Other assets and liabilities, net—0.7%		4,240
NET ASSETS—100.0%		$638,268

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Canada	8
Argentina	4
Total	100%
† % of total investments as of June 30, 2020.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$626,326	$626,326
Money Market Mutual Fund	7,702	7,702
Total Investments	$634,028	$634,028
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Financial Statements
14

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	SGA International Growth Fund
Assets
Investment in securities at value(1)	$ 949,264	$ 2,833,694	$ 408,116	$ 39,184
Foreign currency at value(2)	—	—	—	— (a)
Cash	32,351	68,395	6,985	21
Receivables
Investment securities sold	8,977	29,643	—	—
Fund shares sold	1,546	7,325	2,503	36
Dividends	1,441	4,384	179	10
Tax reclaims	—	—	—	123
Prepaid Trustees’ retainer	21	64	8	1
Prepaid expenses	57	107	42	26
Other assets	87	255	36	3
Total assets	993,744	2,943,867	417,869	39,404
Liabilities
Payables
Fund shares repurchased	2,585	7,718	3,157	84
Investment securities purchased	3,543	40,174	—	—
Foreign capital gains tax	—	—	—	22
Investment advisory fees	479	1,618	286	22
Distribution and service fees	38	87	13	1
Administration and accounting fees	86	251	36	4
Transfer agent and sub-transfer agent fees and expenses	386	769	154	9
Professional fees	13	14	15	5
Trustee deferred compensation plan	87	255	36	3
Interest expense and/or commitment fees	3	5	1	— (a)
Other accrued expenses	55	112	19	13
Total liabilities	7,275	51,003	3,717	163
Net Assets	$ 986,469	$ 2,892,864	$ 414,152	$ 39,241
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 942,875	$ 3,253,324	$ 452,365	$ 32,916
Accumulated earnings (loss)	43,594	(360,460)	(38,213)	6,325
Net Assets	$ 986,469	$ 2,892,864	$ 414,152	$ 39,241
Net Assets:
Class A	$ 157,144	$ 287,182	$ 47,615	$ 6,257
Class C	$ 5,064	$ 31,900	$ 3,025	$ —
Class I	$ 514,606	$ 1,887,731	$ 332,353	$ 32,402
Class R6	$ 309,655	$ 686,051	$ 31,159	$ 582
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	14,563,868	29,240,004	6,623,207	715,032
Class C	487,019	3,343,060	483,299	—
Class I	46,989,392	188,845,416	44,027,782	3,607,203
Class R6	28,062,352	68,373,355	4,115,499	64,487
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.79	$ 9.82	$ 7.19	$ 8.75
Class C	$ 10.40	$ 9.54	$ 6.26	$ —
Class I	$ 10.95	$ 10.00	$ 7.55	$ 8.98
Class R6	$ 11.03	$ 10.03	$ 7.57	$ 9.02
See Notes to Financial Statements
15

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2020
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	SGA International Growth Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.45	$ 10.42	$ 7.63	$ 9.28
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 831,548	$ 2,585,135	$ 368,067	$ 33,336
(2) Foreign currency at cost	$ —	$ —	$ —	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements
16

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2020
(Reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)	$ 108,936	$ 27,811	$ 634,028
Cash	608	368	350
Receivables
Investment securities sold	1,762	461	240
Fund shares sold	2	3	7,725
Dividends	18	8	1
Prepaid Trustees’ retainer	3	1	10
Prepaid expenses	26	15	69
Other assets	9	2	48
Total assets	111,364	28,669	642,471
Liabilities
Payables
Fund shares repurchased	82	4	447
Investment securities purchased	1,583	398	3,163
Investment advisory fees	57	13	329
Distribution and service fees	19	2	28
Administration and accounting fees	10	3	50
Transfer agent and sub-transfer agent fees and expenses	19	9	114
Professional fees	14	14	14
Trustee deferred compensation plan	9	2	48
Interest expense and/or commitment fees	— (a)	— (a)	— (a)
Other accrued expenses	8	2	10
Total liabilities	1,801	447	4,203
Net Assets	$ 109,563	$ 28,222	$ 638,268
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 42,442	$ 19,768	$ 465,600
Accumulated earnings (loss)	67,121	8,454	172,668
Net Assets	$ 109,563	$ 28,222	$ 638,268
Net Assets:
Class A	$ 95,619	$ 11,153	$ 157,592
Class I	$ 13,732	$ 17,069	$ 480,676
Class R6	$ 212	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	16,702,902	1,623,916	3,722,292
Class I	1,565,050	1,838,540	10,639,969
Class R6	23,916	—	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 5.72	$ 6.87	$ 42.34
Class I	$ 8.77	$ 9.28	$ 45.18
Class R6	$ 8.87	$ —	$ —
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 6.07	$ 7.29	$ 44.92
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 48,372	$ 20,063	$ 435,997

(a)	Amount is less than $500.
See Notes to Financial Statements
17

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2020
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	SGA International Growth Fund
Investment Income
Dividends	$ 15,174	$ 39,756	$ 3,715	$ 256
Security lending, net of fees	—	39	—	— (1)
Foreign taxes withheld	—	—	(14)	(29)
Total investment income	15,174	39,795	3,701	227
Expenses
Investment advisory fees	3,564	10,538	1,876	169
Distribution and service fees, Class A	210	373	68	7
Distribution and service fees, Class C	26	178	19	—
Administration and accounting fees	551	1,587	234	24
Transfer agent fees and expenses	229	662	96	9
Sub-transfer agent fees and expenses, Class A	150	261	53	4
Sub-transfer agent fees and expenses, Class C	2	18	3	—
Sub-transfer agent fees and expenses, Class I	497	1,614	298	20
Custodian fees	1	3	1	2
Printing fees and expenses	30	117	19	2
Professional fees	20	38	16	14
Interest expense and/or commitment fees	4	10	2	— (1)
Registration fees	34	66	30	20
Trustees’ fees and expenses	55	154	24	2
Miscellaneous expenses	50	117	21	— (1)
Total expenses	5,423	15,736	2,760	273
Less net expenses reimbursed and/or waived by investment adviser(2)	(493)	(327)	(21)	(39)
Less low balance account fees	— (1)	— (1)	— (1)	—
Net expenses	4,930	15,409	2,739	234
Net investment income (loss)	10,244	24,386	962	(7)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(80,325)	(616,174)	(76,269)	590
Foreign currency transactions	—	—	—	(11)
Net change in unrealized appreciation (depreciation) on:
Investments	(143,612)	(181,374)	(44,945)	(1,827)
Foreign currency transactions	—	—	—	3
Net realized and unrealized gain (loss) on investments	(223,937)	(797,548)	(121,214)	(1,245)
Net increase (decrease) in net assets resulting from operations	$(213,693)	$(773,162)	$(120,252)	$(1,252)

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements
18

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2020
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$ 415	$ 53	$ 36
Security lending, net of fees	— (1)	— (1)	—
Total investment income	415	53	36
Expenses
Investment advisory fees	359	116	1,144
Distribution and service fees, Class A	111	13	96
Administration and accounting fees	58	18	155
Transfer agent fees and expenses	25	7	63
Sub-transfer agent fees and expenses, Class A	32	4	44
Sub-transfer agent fees and expenses, Class I	11	16	124
Custodian fees	— (1)	— (1)	— (1)
Printing fees and expenses	4	1	6
Professional fees	12	12	13
Interest expense and/or commitment fees	— (1)	— (1)	8
Registration fees	21	15	29
Trustees’ fees and expenses	5	1	6
Miscellaneous expenses	8	4	10
Total expenses	646	207	1,698
Less net expenses reimbursed and/or waived by investment adviser(2)	(34)	(44)	(162)
Less low balance account fees	—	— (1)	— (1)
Net expenses	612	163	1,536
Net investment income (loss)	(197)	(110)	(1,500)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	6,898	851	(5,209)
Net change in unrealized appreciation (depreciation) on:
Investments	3,306	(537)	147,923
Net realized and unrealized gain (loss) on investments	10,204	314	142,714
Net increase (decrease) in net assets resulting from operations	$10,007	$ 204	$141,214

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements
19

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 10,244	$ 16,919	$ 24,386	$ 32,518
Net realized gain (loss)	(80,325)	125,177	(616,174)	283,559
Net change in unrealized appreciation (depreciation)	(143,612)	205,088	(181,374)	542,330
Increase (decrease) in net assets resulting from operations	(213,693)	347,184	(773,162)	858,407
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(7,701)	(13,518)	(6,229)	(19,585)
Class C	(255)	(339)	(705)	(2,225)
Class I	(24,627)	(45,230)	(39,864)	(136,674)
Class R6	(14,727)	(25,235)	(14,281)	(46,058)
Total Dividends and Distributions to Shareholders	(47,310)	(84,322)	(61,079)	(204,542)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(6,827)	(60,021)	6,198	19,274
Class C	1,031	(10,334)	(3,677)	(17,758)
Class I	(19,568)	(286,380)	(25,513)	242,187
Class R6	(12,374)	68,747	51,955	287,970
Increase (decrease) in net assets from capital transactions	(37,738)	(287,988)	28,963	531,673
Net increase (decrease) in net assets	(298,741)	(25,126)	(805,278)	1,185,538
Net Assets
Beginning of period	1,285,210	1,310,336	3,698,142	2,512,604
End of Period	$ 986,469	$ 1,285,210	$ 2,892,864	$ 3,698,142
See Notes to Financial Statements
20

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund		SGA International Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 962	$ 7,121	$ (7)	$ (17)
Net realized gain (loss)	(76,269)	27,892	579	23,904
Net change in unrealized appreciation (depreciation)	(44,945)	58,549	(1,824)	(2,778)
Increase (decrease) in net assets resulting from operations	(120,252)	93,562	(1,252)	21,109
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(503)	(3,931)	(1,049)	(3,190)
Class C	(36)	(300)	—	—
Class I	(3,335)	(25,070)	(5,446)	(17,106)
Class R6	(273)	(736)	(97)	(15)
Total Dividends and Distributions to Shareholders	(4,147)	(30,037)	(6,592)	(20,311)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(7,287)	(6,402)	946	(16,772)
Class C	(1,298)	(10,278)	—	—
Class I	(24,559)	(68,963)	3,446	(31,786)
Class R6	18,309	17,217	628	1
Increase (decrease) in net assets from capital transactions	(14,835)	(68,426)	5,020	(48,557)
Net increase (decrease) in net assets	(139,234)	(4,901)	(2,824)	(47,759)
Net Assets
Beginning of period	553,386	558,287	42,065	89,824
End of Period	$ 414,152	$ 553,386	$ 39,241	$ 42,065
See Notes to Financial Statements
21

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund		Silvant Small-Cap Growth Stock Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (197)	$ (271)	$ (110)	$ (207)
Net realized gain (loss)	6,898	12,609	851	2,992
Net change in unrealized appreciation (depreciation)	3,306	18,668	(537)	5,654
Increase (decrease) in net assets resulting from operations	10,007	31,006	204	8,439
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,115)	(11,652)	(187)	(1,287)
Class C	—	(1,787)	—	(38)
Class I	(297)	(1,579)	(213)	(1,508)
Class R6	(5)	(14)	—	—
Total Dividends and Distributions to Shareholders	(3,417)	(15,032)	(400)	(2,833)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,406)	36,853	(401)	4,461
Class C	—	(33,736)	—	(4,040)
Class I	(3,093)	(7,584)	(1,094)	83
Class R6	31	29	—	—
Increase (decrease) in net assets from capital transactions	(5,468)	(4,438)	(1,495)	504
Net increase (decrease) in net assets	1,122	11,536	(1,691)	6,110
Net Assets
Beginning of period	108,441	96,905	29,913	23,803
End of Period	$ 109,563	$ 108,441	$ 28,222	$ 29,913
See Notes to Financial Statements
22

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,500)	$ (1,811)
Net realized gain (loss)	(5,209)	(9,063)
Net change in unrealized appreciation (depreciation)	147,923	43,895
Increase (decrease) in net assets resulting from operations	141,214	33,021
Change in Net Assets from Capital Transactions (See Note 5):
Class A	73,854	13,124
Class I	286,409	(6,660)
Increase (decrease) in net assets from capital transactions	360,263	6,464
Net increase (decrease) in net assets	501,477	39,485
Net Assets
Beginning of period	136,791	97,306
End of Period	$ 638,268	$ 136,791
See Notes to Financial Statements
23

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/20 to 6/30/20(6)	$13.70	0.10	(2.46)	(2.36)	— (7)	(0.55)	(0.55)	(2.91)	10.79	(17.25) %	$ 157,144	1.24%	1.29%	1.66%	111%
1/1/19 to 12/31/19	11.21	0.13	3.30	3.43	(0.17)	(0.77)	(0.94)	2.49	13.70	30.56	206,528	1.24	1.29	1.04	118
1/1/18 to 12/31/18	16.20	0.18	(1.81)	(1.63)	(0.24)	(3.12)	(3.36)	(4.99)	11.21	(10.63)	223,853	1.24	1.27	1.16	128
4/1/17 to 12/31/17(8)	16.98	0.13	1.84	1.97	(0.20)	(2.55)	(2.75)	(0.78)	16.20	12.14	323,202	1.24	1.30	1.04	54
4/1/16 to 3/31/17	14.60	0.23	2.43	2.66	(0.22)	(0.06)	(0.28)	2.38	16.98	18.31	335,256	1.25	1.36	1.45	77
4/1/15 to 3/31/16	16.48	0.17	(0.56)	(0.39)	(0.19)	(1.30)	(1.49)	(1.88)	14.60	(2.46)	362,805	1.27	1.37	1.09	66
4/1/14 to 3/31/15	16.90	0.18	0.99	1.17	(0.18)	(1.41)	(1.59)	(0.42)	16.48	6.98	461,642	1.25	1.36	1.03	73
Class C
1/1/20 to 6/30/20(6)	$13.26	0.07	(2.38)	(2.31)	— (7)	(0.55)	(0.55)	(2.86)	10.40	(17.45) %	$ 5,064	1.72%	1.95%	1.19%	111%
1/1/19 to 12/31/19	10.86	0.06	3.20	3.26	(0.09)	(0.77)	(0.86)	2.40	13.26	30.00	5,531	1.72	1.94	0.51	118
1/1/18 to 12/31/18	15.78	0.11	(1.77)	(1.66)	(0.14)	(3.12)	(3.26)	(4.92)	10.86	(11.09)	14,625	1.72	1.92	0.69	128
4/1/17 to 12/31/17(8)	16.59	0.08	1.78	1.86	(0.12)	(2.55)	(2.67)	(0.81)	15.78	11.76	17,744	1.68	1.86	0.61	54
4/1/16 to 3/31/17	14.28	0.15	2.37	2.52	(0.15)	(0.06)	(0.21)	2.31	16.59	17.70	18,590	1.72	1.72	0.98	77
4/1/15 to 3/31/16	16.15	0.10	(0.55)	(0.45)	(0.12)	(1.30)	(1.42)	(1.87)	14.28	(2.88)	19,053	1.71	1.71	0.65	66
4/1/14 to 3/31/15	16.59	0.10	0.97	1.07	(0.10)	(1.41)	(1.51)	(0.44)	16.15	6.50	21,207	1.71	1.71	0.57	73
Class I
1/1/20 to 6/30/20(6)	$13.88	0.11	(2.49)	(2.38)	— (7)	(0.55)	(0.55)	(2.93)	10.95	(17.17) %	$ 514,606	0.97%	1.05%	1.92%	111%
1/1/19 to 12/31/19	11.34	0.17	3.34	3.51	(0.20)	(0.77)	(0.97)	2.54	13.88	30.94	668,846	0.97	1.04	1.30	118
1/1/18 to 12/31/18	16.35	0.23	(1.84)	(1.61)	(0.28)	(3.12)	(3.40)	(5.01)	11.34	(10.39)	799,262	0.97	1.02	1.43	128
4/1/17 to 12/31/17(8)	17.11	0.17	1.86	2.03	(0.24)	(2.55)	(2.79)	(0.76)	16.35	12.42	1,300,385	0.97	1.05	1.31	54
4/1/16 to 3/31/17	14.71	0.28	2.45	2.73	(0.27)	(0.06)	(0.33)	2.40	17.11	18.63	1,432,996	0.97	1.09	1.73	77
4/1/15 to 3/31/16	16.60	0.22	(0.57)	(0.35)	(0.24)	(1.30)	(1.54)	(1.89)	14.71	(2.19)	1,440,587	0.97	1.09	1.40	66
4/1/14 to 3/31/15	17.02	0.23	0.99	1.22	(0.23)	(1.41)	(1.64)	(0.42)	16.60	7.25	1,927,039	0.95	1.07	1.33	73
Class R6*
1/1/20 to 6/30/20(6)	$13.96	0.13	(2.51)	(2.38)	— (7)	(0.55)	(0.55)	(2.93)	11.03	(17.07) %	$ 309,655	0.72%	0.86%	2.16%	111%
1/1/19 to 12/31/19	11.39	0.21	3.36	3.57	(0.23)	(0.77)	(1.00)	2.57	13.96	31.33	404,305	0.72	0.85	1.55	118
1/1/18 to 12/31/18	16.41	0.27	(1.85)	(1.58)	(0.32)	(3.12)	(3.44)	(5.02)	11.39	(10.22)	272,596	0.72	0.83	1.69	128
4/1/17 to 12/31/17(8)	17.18	0.21	1.85	2.06	(0.28)	(2.55)	(2.83)	(0.77)	16.41	12.60	336,516	0.72	0.80	1.57	54
4/1/16 to 3/31/17	14.77	0.32	2.46	2.78	(0.31)	(0.06)	(0.37)	2.41	17.18	18.92	322,129	0.72	0.72	1.98	77
4/1/15 to 3/31/16	16.66	0.23	(0.53)	(0.30)	(0.29)	(1.30)	(1.59)	(1.89)	14.77	(1.90)	272,861	0.72	0.72	1.48	66
8/1/14 (9) to 3/31/15	17.54	0.19	0.54	0.73	(0.20)	(1.41)	(1.61)	(0.88)	16.66	4.26	37,570	0.71	0.71	1.65	73

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/20 to 6/30/20(6)	$12.69	0.07	(2.73)	(2.66)	— (7)	(0.21)	(0.21)	(2.87)	9.82	(20.94) %	$ 287,182	1.30% (10)	1.30%	1.32%	101%
1/1/19 to 12/31/19	10.11	0.09	3.21	3.30	(0.10)	(0.62)	(0.72)	2.58	12.69	32.63	362,322	1.34 (10)(11)	1.30	0.73	121
1/1/18 to 12/31/18	12.50	0.07	(1.02)	(0.95)	(0.09)	(1.35)	(1.44)	(2.39)	10.11	(8.08)	271,620	1.38 (11)	1.31	0.55	109
4/1/17 to 12/31/17(8)	14.33	0.08	0.69	0.77	(0.08)	(2.52)	(2.60)	(1.83)	12.50	5.87	320,717	1.38	1.37 (12)	0.75 (12)	82
4/1/16 to 3/31/17	12.22	0.11	2.63	2.74	(0.13)	(0.50)	(0.63)	2.11	14.33	22.69	369,102	1.39	1.45	0.81	108
4/1/15 to 3/31/16	13.60	0.11	(0.70)	(0.59)	(0.10)	(0.69)	(0.79)	(1.38)	12.22	(4.11)	397,599	1.40	1.45	0.86	98
4/1/14 to 3/31/15	13.96	0.09	0.92	1.01	(0.08)	(1.29)	(1.37)	(0.36)	13.60	7.45	590,327	1.38	1.41	0.64	94
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
24

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class C
1/1/20 to 6/30/20(6)	$12.36	0.04	(2.65)	(2.61)	— (7)	(0.21)	(0.21)	(2.82)	9.54	(21.09) %	$ 31,900	1.79%	1.98%	0.83%	101%
1/1/19 to 12/31/19	9.84	0.03	3.13	3.16	(0.02)	(0.62)	(0.64)	2.52	12.36	32.08	45,867	1.79	1.95	0.26	121
1/1/18 to 12/31/18	12.18	0.02	(1.00)	(0.98)	(0.01)	(1.35)	(1.36)	(2.34)	9.84	(8.53)	53,419	1.79	1.97	0.17	109
4/1/17 to 12/31/17(8)	14.02	0.03	0.68	0.71	(0.03)	(2.52)	(2.55)	(1.84)	12.18	5.52	48,877	1.80	1.92	0.33	82
4/1/16 to 3/31/17	11.96	0.05	2.58	2.63	(0.07)	(0.50)	(0.57)	2.06	14.02	22.23	55,580	1.80	1.80	0.39	108
4/1/15 to 3/31/16	13.34	0.06	(0.68)	(0.62)	(0.07)	(0.69)	(0.76)	(1.38)	11.96	(4.49)	64,160	1.78	1.78	0.50	98
4/1/14 to 3/31/15	13.72	0.04	0.90	0.94	(0.03)	(1.29)	(1.32)	(0.38)	13.34	7.06	87,115	1.75	1.75	0.28	94
Class I
1/1/20 to 6/30/20(6)	$12.89	0.08	(2.76)	(2.68)	— (7)	(0.21)	(0.21)	(2.89)	10.00	(20.84) %	$1,887,731	1.04% (10)	1.04%	1.58%	101%
1/1/19 to 12/31/19	10.25	0.13	3.26	3.39	(0.13)	(0.62)	(0.75)	2.64	12.89	33.08	2,469,800	1.04 (10)	1.04	1.04	121
1/1/18 to 12/31/18	12.66	0.12	(1.05)	(0.93)	(0.13)	(1.35)	(1.48)	(2.41)	10.25	(7.83)	1,775,643	1.01 (10)	1.01	0.92	109
4/1/17 to 12/31/17(8)	14.48	0.12	0.70	0.82	(0.12)	(2.52)	(2.64)	(1.82)	12.66	6.21	2,187,625	1.04	1.04	1.09	82
4/1/16 to 3/31/17	12.34	0.15	2.66	2.81	(0.17)	(0.50)	(0.67)	2.14	14.48	23.08	2,716,560	1.08	1.08	1.12	108
4/1/15 to 3/31/16	13.74	0.15	(0.71)	(0.56)	(0.15)	(0.69)	(0.84)	(1.40)	12.34	(3.85)	2,717,761	1.12	1.12	1.16	98
4/1/14 to 3/31/15	14.09	0.13	0.93	1.06	(0.12)	(1.29)	(1.41)	(0.35)	13.74	7.76	3,552,288	1.10	1.10	0.92	94
Class R6*
1/1/20 to 6/30/20(6)	$12.92	0.10	(2.78)	(2.68)	— (7)	(0.21)	(0.21)	(2.89)	10.03	(20.72) %	$ 686,051	0.79%	0.87%	1.82%	101%
1/1/19 to 12/31/19	10.27	0.16	3.26	3.42	(0.15)	(0.62)	(0.77)	2.65	12.92	33.31	820,153	0.79	0.87	1.28	121
1/1/18 to 12/31/18	12.67	0.15	(1.05)	(0.90)	(0.15)	(1.35)	(1.50)	(2.40)	10.27	(7.58)	411,922	0.79	0.87	1.17	109
4/1/17 to 12/31/17(8)	14.49	0.15	0.70	0.85	(0.15)	(2.52)	(2.67)	(1.82)	12.67	6.41	388,495	0.80	0.85	1.37	82
4/1/16 to 3/31/17	12.36	0.19	2.66	2.85	(0.22)	(0.50)	(0.72)	2.13	14.49	23.34	291,554	0.80	0.80	1.44	108
4/1/15 to 3/31/16	13.76	0.21	(0.72)	(0.51)	(0.20)	(0.69)	(0.89)	(1.40)	12.36	(3.45)	192,640	0.80	0.80	1.68	98
8/1/14 (9) to 3/31/15	14.28	0.13	0.77	0.90	(0.13)	(1.29)	(1.42)	(0.52)	13.76	6.54	23,398	0.75	0.75	1.39	94

Ceredex Small-Cap Value Equity Fund
Class A
1/1/20 to 6/30/20(6)	$ 9.38	0.01	(2.12)	(2.11)	—	(0.08)	(0.08)	(2.19)	7.19	(22.54) %	$ 47,615	1.49% (10)	1.49%	0.17%	44%
1/1/19 to 12/31/19	8.45	0.09	1.37	1.46	(0.14)	(0.39)	(0.53)	0.93	9.38	17.21	70,847	1.47 (10)	1.47	0.99	42
1/1/18 to 12/31/18	11.53	0.08	(1.51)	(1.43)	(0.15)	(1.50)	(1.65)	(3.08)	8.45	(12.70)	69,223	1.46 (10)	1.46	0.68	44
4/1/17 to 12/31/17(8)	12.58	0.14	0.90	1.04	(0.16)	(1.93)	(2.09)	(1.05)	11.53	8.74	114,673	1.47	1.50	1.52	15
4/1/16 to 3/31/17	10.96	0.07	2.20	2.27	(0.09)	(0.56)	(0.65)	1.62	12.58	20.81	123,495	1.55	1.55	0.58	29
4/1/15 to 3/31/16	15.25	0.08	(0.50)	(0.42)	(0.15)	(3.72)	(3.87)	(4.29)	10.96	(1.07)	121,367	1.55	1.55	0.62	36
4/1/14 to 3/31/15	17.61	0.15	0.38	0.53	(0.10)	(2.79)	(2.89)	(2.36)	15.25	3.79	162,732	1.52	1.52	0.89	10
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
25

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Ceredex Small-Cap Value Equity Fund (Continued)
Class C
1/1/20 to 6/30/20(6)	$ 8.19	(0.01)	(1.84)	(1.85)	—	(0.08)	(0.08)	(1.93)	6.26	(22.64) %	$ 3,025	1.90%	2.19%	(0.22) %	44%
1/1/19 to 12/31/19	7.41	0.05	1.19	1.24	(0.07)	(0.39)	(0.46)	0.78	8.19	16.66	5,457	1.90	2.14	0.61	42
1/1/18 to 12/31/18	10.31	0.02	(1.34)	(1.32)	(0.08)	(1.50)	(1.58)	(2.90)	7.41	(13.07)	14,473	1.90	2.09	0.23	44
4/1/17 to 12/31/17(8)	11.46	0.09	0.80	0.89	(0.11)	(1.93)	(2.04)	(1.15)	10.31	8.28	20,658	1.90	2.07	1.05	15
4/1/16 to 3/31/17	10.04	0.02	2.02	2.04	(0.06)	(0.56)	(0.62)	1.42	11.46	20.35	24,529	1.90	1.90	0.22	29
4/1/15 to 3/31/16	14.31	0.03	(0.47)	(0.44)	(0.11)	(3.72)	(3.83)	(4.27)	10.04	(1.34)	27,410	1.90	1.90	0.28	36
4/1/14 to 3/31/15	16.71	0.08	0.36	0.44	(0.05)	(2.79)	(2.84)	(2.40)	14.31	3.42	33,793	1.88	1.88	0.54	10
Class I
1/1/20 to 6/30/20(6)	$ 9.83	0.02	(2.22)	(2.20)	—	(0.08)	(0.08)	(2.28)	7.55	(22.42) %	$ 332,353	1.21% (10)	1.21%	0.46%	44%
1/1/19 to 12/31/19	8.83	0.13	1.42	1.55	(0.16)	(0.39)	(0.55)	1.00	9.83	17.58	460,284	1.20 (10)	1.20	1.26	42
1/1/18 to 12/31/18	11.98	0.12	(1.58)	(1.46)	(0.19)	(1.50)	(1.69)	(3.15)	8.83	(12.50)	474,591	1.18 (10)	1.18	0.99	44
4/1/17 to 12/31/17(8)	12.99	0.16	0.94	1.10	(0.18)	(1.93)	(2.11)	(1.01)	11.98	8.94	673,458	1.22	1.22	1.72	15
4/1/16 to 3/31/17	11.30	0.11	2.27	2.38	(0.13)	(0.56)	(0.69)	1.69	12.99	21.15	786,245	1.24	1.24	0.87	29
4/1/15 to 3/31/16	15.59	0.13	(0.50)	(0.37)	(0.20)	(3.72)	(3.92)	(4.29)	11.30	(0.64)	820,124	1.21	1.21	0.93	36
4/1/14 to 3/31/15	17.95	0.20	0.38	0.58	(0.15)	(2.79)	(2.94)	(2.36)	15.59	4.07	1,118,190	1.21	1.21	1.16	10
Class R6
1/1/20 to 6/30/20(6)	$ 9.84	0.03	(2.22)	(2.19)	—	(0.08)	(0.08)	(2.27)	7.57	(22.30) %	$ 31,159	0.88%	1.05%	0.87%	44%
2/26/19 (13) to 12/31/19	10.04	0.15	0.22	0.37	(0.18)	(0.39)	(0.57)	(0.20)	9.84	3.69	16,798	0.88	1.04	1.83	42 (14)

SGA International Growth Fund
Class A
1/1/20 to 6/30/20(6)	$10.50	(0.01)	0.03	0.02	—	(1.77)	(1.77)	(1.75)	8.75	0.14%	$ 6,257	1.39%	1.60%	(0.21) %	32%
1/1/19 to 12/31/19	10.95	(0.02)	2.92	2.90	—	(3.35)	(3.35)	(0.45)	10.50	28.28	6,376	1.46 (15)(16)(17)	1.52	(0.20)	147 (18)
1/1/18 to 12/31/18	11.90	— (7)	(0.94)	(0.94)	(0.01)	—	(0.01)	(0.95)	10.95	(7.90)	22,233	1.42	1.44	0.03	37
4/1/17 to 12/31/17(8)	10.05	0.02	1.84	1.86	(0.01)	—	(0.01)	1.85	11.90	18.50	18,567	1.43	1.56	0.20	17
4/1/16 to 3/31/17	9.18	0.01	0.93	0.94	(0.03)	(0.04)	(0.07)	0.87	10.05	10.41	14,116	1.33 (19)	1.43 (19)	0.12	37
4/1/15 to 3/31/16	10.34	0.09	(0.27)	(0.18)	(0.06)	(0.92)	(0.98)	(1.16)	9.18	(1.77)	3,756	1.51	1.77	0.89	114
4/1/14 to 3/31/15	12.35	0.20	(0.87)	(0.67)	(0.22)	(1.12)	(1.34)	(2.01)	10.34	(4.87)	4,123	1.57	1.66	1.79	41
Class I
1/1/20 to 6/30/20(6)	$10.71	— (7)	0.04	0.04	—	(1.77)	(1.77)	(1.73)	8.98	0.32%	$ 32,402	1.14%	1.34%	(0.01) %	32%
1/1/19 to 12/31/19	11.13	— (7)	2.97	2.97	(0.04)	(3.35)	(3.39)	(0.42)	10.71	28.49	35,641	1.25 (15)(16)(17)	1.30	0.01	147 (18)
1/1/18 to 12/31/18	12.09	0.03	(0.96)	(0.93)	(0.03)	—	(0.03)	(0.96)	11.13	(7.69)	67,543	1.20 (11)	1.19	0.28	37
4/1/17 to 12/31/17(8)	10.19	0.04	1.87	1.91	(0.01)	—	(0.01)	1.90	12.09	18.79	70,342	1.20	1.27	0.42	17
4/1/16 to 3/31/17	9.30	0.03	0.94	0.97	(0.04)	(0.04)	(0.08)	0.89	10.19	10.54	51,120	1.14 (19)	1.24 (19)	0.34	37
4/1/15 to 3/31/16	10.45	0.13	(0.29)	(0.16)	(0.07)	(0.92)	(0.99)	(1.15)	9.30	(1.59)	28,756	1.30	1.67	1.28	114
4/1/14 to 3/31/15	12.45	0.25	(0.90)	(0.65)	(0.23)	(1.12)	(1.35)	(2.00)	10.45	(4.59)	19,023	1.37	1.48	2.15	41
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
26

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
SGA International Growth Fund (Continued)
Class R6*
1/1/20 to 6/30/20(6)	$10.74	0.02	0.03	0.05	—	(1.77)	(1.77)	(1.72)	9.02	0.32%	$ 582	1.04%	1.23%	0.37%	32%
1/1/19 to 12/31/19	11.15	— (7)	2.99	2.99	(0.05)	(3.35)	(3.40)	(0.41)	10.74	28.59	48	1.16 (15)(16)(17)	1.25	(0.02)	147 (18)
1/1/18 to 12/31/18(20)	12.11	0.05	(0.97)	(0.92)	(0.04)	—	(0.04)	(0.96)	11.15	(7.63)	48	1.10	1.11	0.43	37
4/1/17 to 12/31/17(8)	10.20	0.04	1.89	1.93	(0.02)	—	(0.02)	1.91	12.11	18.89	9,279	1.10	1.19	0.42	17
4/1/16 to 3/31/17	9.31	0.05	0.93	0.98	(0.05)	(0.04)	(0.09)	0.89	10.20	10.62	6,558	1.03 (19)	1.14 (19)	0.49	37
9/1/15 (9) to 3/31/16	9.85	— (7)	0.38	0.38	—	(0.92)	(0.92)	(0.54)	9.31	3.81	5,832	1.14	1.54	0.09	114

Silvant Large-Cap Growth Stock Fund
Class A
1/1/20 to 6/30/20(6)	$ 5.37	(0.01)	0.55	0.54	—	(0.19)	(0.19)	0.35	5.72	10.08%	$ 95,619	1.23%	1.28%	(0.42) %	6%
1/1/19 to 12/31/19	4.60	(0.01)	1.55	1.54	—	(0.77)	(0.77)	0.77	5.37	33.95	92,556	1.23	1.26	(0.25)	15
1/1/18 to 12/31/18	5.49	(0.02)	0.03	0.01	—	(0.90)	(0.90)	(0.89)	4.60	(0.83)	45,779	1.23	1.60	(0.29)	11
4/1/17 to 12/31/17(8)	7.20	(0.01)	1.21	1.20	—	(2.91)	(2.91)	(1.71)	5.49	17.88	63,051	1.23	1.46	(0.09)	14
4/1/16 to 3/31/17	7.81	(0.02)	0.57	0.55	—	(1.16)	(1.16)	(0.61)	7.20	7.83	60,900	1.23	1.24	(0.27)	42
4/1/15 to 3/31/16	8.75	(0.03)	(0.11)	(0.14)	—	(0.80)	(0.80)	(0.94)	7.81	(2.13)	62,115	1.20	1.21	(0.39)	10
4/1/14 to 3/31/15	8.35	(0.02)	1.20	1.18	—	(0.78)	(0.78)	0.40	8.75	14.83	65,953	1.18	1.19	(0.26)	13
Class I
1/1/20 to 6/30/20(6)	$ 8.12	(0.01)	0.85	0.84	—	(0.19)	(0.19)	0.65	8.77	10.37%	$ 13,732	0.97%	1.11%	(0.17) %	6%
1/1/19 to 12/31/19	6.63	— (7)	2.26	2.26	—	(0.77)	(0.77)	1.49	8.12	34.41	15,720	0.97	1.12	0.01	15
1/1/18 to 12/31/18	7.53	— (7)	— (7)	—	—	(0.90)	(0.90)	(0.90)	6.63	(0.75)	19,234	0.97	1.10	(0.02)	11
4/1/17 to 12/31/17(8)	8.92	0.01	1.51	1.52	—	(2.91)	(2.91)	(1.39)	7.53	18.04	24,621	0.97	1.22	0.22	14
4/1/16 to 3/31/17	9.38	— (7)	0.70	0.70	—	(1.16)	(1.16)	(0.46)	8.92	8.14	92,638	0.97	1.26	(0.02)	42
4/1/15 to 3/31/16	10.32	(0.02)	(0.12)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.38	(1.79)	110,562	0.97	1.24	(0.15)	10
4/1/14 to 3/31/15	9.70	—	1.40	1.40	—	(0.78)	(0.78)	0.62	10.32	15.03	127,236	0.94	1.17	(0.04)	13
Class R6*
1/1/20 to 6/30/20(6)	$ 8.21	— (7)	0.85	0.85	—	(0.19)	(0.19)	0.66	8.87	10.38%	$ 212	0.90%	0.97%	(0.09) %	6%
1/1/19 to 12/31/19	6.69	0.01	2.28	2.29	—	(0.77)	(0.77)	1.52	8.21	34.57	165	0.90	0.98	0.08	15
1/1/18 to 12/31/18	7.59	— (7)	— (7)	—	—	(0.90)	(0.90)	(0.90)	6.69	(0.73)	110	0.90	0.95	0.03	11
4/1/17 to 12/31/17(8)	8.94	0.02	1.54	1.56	—	(2.91)	(2.91)	(1.35)	7.59	18.53	464	0.91	0.93	0.28	14
4/1/16 to 3/31/17	9.39	0.01	0.70	0.71	—	(1.16)	(1.16)	(0.45)	8.94	8.23	2,426	0.90	0.90	0.05	42
4/1/15 to 3/31/16	10.33	(0.01)	(0.13)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.39	(1.80)	37,087	0.88	0.89	(0.06)	10
8/1/14 (9) to 3/31/15	9.97	0.01	1.13	1.14	—	(0.78)	(0.78)	0.36	10.33	12.02	52,967	0.85	0.87	0.16	13
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
27

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Silvant Small-Cap Growth Stock Fund
Class A
1/1/20 to 6/30/20(6)	$ 6.89	(0.03)	0.13	0.10	—	(0.12)	(0.12)	(0.02)	6.87	1.39%	$ 11,153	1.27%	1.62%	(0.88) %	18%
1/1/19 to 12/31/19	5.68	(0.05)	2.09	2.04	—	(0.83)	(0.83)	1.21	6.89	35.81	11,694	1.27	1.64	(0.76)	32
1/1/18 to 12/31/18	6.92	(0.06)	(0.36)	(0.42)	—	(0.82)	(0.82)	(1.24)	5.68	(6.69)	5,725	1.41 (15)	1.68	(0.88)	36
4/1/17 to 12/31/17(8)	7.28	(0.04)	0.80	0.76	—	(1.12)	(1.12)	(0.36)	6.92	10.73	6,840	1.42	1.64	(0.70)	24
4/1/16 to 3/31/17	7.13	(0.04)	1.38	1.34	—	(1.19)	(1.19)	0.15	7.28	19.30	7,008	1.41	1.43	(0.55)	56
4/1/15 to 3/31/16	13.23	(0.08)	(1.35)	(1.43)	—	(4.67)	(4.67)	(6.10)	7.13	(13.38)	6,856	1.37	1.37	(0.76)	73
4/1/14 to 3/31/15	15.30	(0.13)	0.56	0.43	—	(2.50)	(2.50)	(2.07)	13.23	4.21	9,889	1.32	1.32	(0.96)	31
Class I
1/1/20 to 6/30/20(6)	$ 9.27	(0.03)	0.16	0.13	—	(0.12)	(0.12)	0.01	9.28	1.36%	$ 17,069	1.15%	1.46%	(0.76) %	18%
1/1/19 to 12/31/19	7.42	(0.06)	2.74	2.68	—	(0.83)	(0.83)	1.85	9.27	36.04	18,219	1.15	1.48	(0.64)	32
1/1/18 to 12/31/18	8.78	(0.07)	(0.47)	(0.54)	—	(0.82)	(0.82)	(1.36)	7.42	(6.64)	14,513	1.29 (15)	1.53	(0.76)	36
4/1/17 to 12/31/17(8)	8.95	(0.04)	0.99	0.95	—	(1.12)	(1.12)	(0.17)	8.78	10.86	18,637	1.30	1.53	(0.58)	24
4/1/16 to 3/31/17	8.52	(0.04)	1.66	1.62	—	(1.19)	(1.19)	0.43	8.95	19.45	26,929	1.29	1.43	(0.44)	56
4/1/15 to 3/31/16	14.83	(0.10)	(1.54)	(1.64)	—	(4.67)	(4.67)	(6.31)	8.52	(13.36)	36,436	1.30	1.39	(0.74)	73
4/1/14 to 3/31/15	16.82	(0.14)	0.65	0.51	—	(2.50)	(2.50)	(1.99)	14.83	4.31	126,223	1.28	1.34	(0.92)	31

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/20 to 6/30/20(6)	$28.48	(0.21)	14.07	13.86	—	—	—	13.86	42.34	48.67%	$ 157,592	1.26% (21)	1.37%	(1.23) %	24%
1/1/19 to 12/31/19	20.83	(0.32)	7.97	7.65	—	—	—	7.65	28.48	36.73	46,655	1.26 (21)	1.41	(1.20)	91
1/1/18 to 12/31/18	19.96	(0.33)	2.57	2.24	—	(1.37)	(1.37)	0.87	20.83	10.80	24,902	1.48 (11)(15)	1.47	(1.35)	103
4/1/17 to 12/31/17(8)	18.56	(0.21)	3.74	3.53	—	(2.13)	(2.13)	1.40	19.96	19.18	5,484	1.51	1.66	(1.40)	50
4/1/16 to 3/31/17	18.37	(0.26)	3.67	3.41	—	(3.22)	(3.22)	0.19	18.56	20.42	6,375	1.50	1.55	(1.39)	64
4/1/15 to 3/31/16	20.76	(0.29)	(0.57)	(0.86)	—	(1.53)	(1.53)	(2.39)	18.37	(4.96)	8,127	1.49	1.49	(1.38)	59
4/1/14 to 3/31/15	20.53	(0.28)	1.17	0.89	—	(0.66)	(0.66)	0.23	20.76	4.47	10,535	1.45	1.45	(1.34)	42
Class I
1/1/20 to 6/30/20(6)	$30.35	(0.18)	15.01	14.83	—	—	—	14.83	45.18	48.86%	$ 480,676	1.01% (21)	1.12%	(0.98) %	24%
1/1/19 to 12/31/19	22.15	(0.26)	8.46	8.20	—	—	—	8.20	30.35	37.02	90,136	1.01 (21)	1.15	(0.94)	91
1/1/18 to 12/31/18	21.10	(0.30)	2.72	2.42	—	(1.37)	(1.37)	1.05	22.15	11.07	72,404	1.27 (11)(15)	1.23	(1.15)	103
4/1/17 to 12/31/17(8)	19.49	(0.19)	3.93	3.74	—	(2.13)	(2.13)	1.61	21.10	19.34	17,630	1.31	1.50	(1.19)	50
4/1/16 to 3/31/17	19.11	(0.23)	3.83	3.60	—	(3.22)	(3.22)	0.38	19.49	20.63	22,330	1.30	1.44	(1.18)	64
4/1/15 to 3/31/16	21.49	(0.26)	(0.59)	(0.85)	—	(1.53)	(1.53)	(2.38)	19.11	(4.74)	18,203	1.31	1.39	(1.20)	59
4/1/14 to 3/31/15	21.20	(0.26)	1.21	0.95	—	(0.66)	(0.66)	0.29	21.49	4.61	24,321	1.31	1.34	(1.20)	42

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
28

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Amount is less than $0.005 per share.
(8)	The Fund changed its fiscal year end to December 31 during the period.
(9)	Class R6 (formerly IS) commenced operations for the predecessor fund (see Note 1).
(10)	The share class is currently under its expense limitation.
(11)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(12)	The ratio excludes expenses waived/reimbursed net of amount recaptured. If expenses waived/reimbursed net of amount recaptured were included, the ratio would have been higher than the ratio shown.
(13)	Inception date.
(14)	Portfolio turnover is representative of the Fund for the entire year ended December 31, 2019.
(15)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(16)	Net expense ratio includes extraordinary proxy expenses.
(17)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.45% (Class A), 1.24% (Class I) and 1.15% (Class R6).
(18)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s subadviser and associated repositioning.
(19)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.09%, 0.07%, and 0.07% of average net assets for the Class A, Class I and Class R6 (formerly IS), respectively.
(20)	From November 9 through November 13, 2018, the Fund’s Class R6 shares did not have any investors, though the net asset value continued to be calculated using another share class adjusted for class expenses.
(21)	Ratios of total expenses excluding interest expense on borrowings for the six months ended June 30, 2020 and the year ended December 31, 2019 were 1.25% (Class A) and 1.00% (Class I).
See Notes to Financial Statements
29

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Ceredex Large-Cap Value Equity Fund	Ceredex Large-Cap Value Equity Fund
RidgeWorth Ceredex Mid-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund
RidgeWorth Ceredex Small-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
RidgeWorth International Equity Fund	SGA International Growth Fund
RidgeWorth Silvant Large-Cap Growth Stock Fund	Silvant Large-Cap Growth Stock Fund
RidgeWorth Silvant Small-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund
RidgeWorth Innovative Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
The Funds have the following investment objectives:
Fund	Investment objective(s)
Ceredex Large-Cap Value Equity Fund	Seeking to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Mid-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Small-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
SGA International Growth Fund	Seeking to provide long-term capital appreciation.
Silvant Large-Cap Growth Stock Fund	Seeking to provide capital appreciation.
Silvant Small-Cap Growth Stock Fund	Seeking to provide long-term capital appreciation.
Zevenbergen Innovative Growth Stock Fund	Seeking to provide long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund and the Ceredex Small-Cap Value Equity Fund. Class R6 shares are offered by the Ceredex Large-Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Ceredex Small-Cap Value Equity Fund, the SGA International Growth Fund, and the Silvant Large-Cap Growth Stock Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On December 5, 2019, all Class C shares for the Silvant Large-Cap Growth Stock Fund and Silvant Small-Cap Growth Stock Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are
30

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
31

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
32

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Silvant Small-Cap Growth Stock Fund	0.85
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex (1)
Ceredex Mid-Cap Value Equity Fund	Ceredex (1)
Ceredex Small-Cap Value Equity Fund	Ceredex (1)
SGA International Growth Fund	SGA (2)
Silvant Large-Cap Growth Stock Fund	Silvant (3)
Silvant Small-Cap Growth Stock Fund	Silvant (3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen (4)
(1)	Ceredex Value Advisors LLC, an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers LP, an indirect, majority-owned subsidiary of Virtus.
(3)	Silvant Capital Management LLC, an indirect, wholly-owned subsidiary of Virtus.
(4)	Zevenbergen Capital Investments LLC, a minority-owned affiliate of the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exclusions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

33

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.38 ‡	1.79	1.08 ‡	0.79
Ceredex Small-Cap Value Equity Fund	1.55 ‡	1.90	1.24 ‡	0.88
SGA International Growth Fund	1.39	N/A	1.14	1.04
Silvant Large-Cap Growth Stock Fund	1.23	N/A	0.97	0.90
Silvant Small-Cap Growth Stock Fund	1.27	N/A	1.15	N/A
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	N/A
‡	Each share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2020	2021	2022	2023	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 73	$ 85	$ 103	$ 45	$ 306
Class C	4	33	11	6	54
Class I	564	499	503	205	1,771
Class R6	184	366	441	237	1,228
Ceredex Mid-Cap Value Equity Fund
Class C	35	114	68	33	250
Class R6	124	335	485	294	1,238
Ceredex Small-Cap Value Equity Fund
Class C	21	36	17	6	80
Class R6	—	—	6	15	21
SGA International Growth Fund
Class A	11	5	7	6	29
Class I	27	3	37	33	100
Class R6	5	1	— (1)	— (1)	6
Silvant Large-Cap Growth Stock Fund
Class A	34	236	77	24	371
Class I	26	32	27	10	95
Class R6	2	— (1)	— (1)	— (1)	2
Silvant Small-Cap Growth Stock Fund
Class A	6	19	40	19	84
Class I	21	43	58	25	147
Zevenbergen Innovative Growth Stock Fund
Class A	1	6	72	44	123
Class I	21	22	180	118	341

During the period ended June 30, 2020, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A
Ceredex Mid-Cap Value Equity Fund	$ — (1)

(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2020, it retained net commissions of $72 for Class A shares and CDSC of $—(1) and $1 for Class A shares and Class C shares, respectively.
34

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2020, the Funds incurred administration fees totaling $2,385 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2020, the Funds incurred transfer agent fees totaling $1,069 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2020.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended June 30, 2020, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$1,137,879	$1,226,205
Ceredex Mid-Cap Value Equity Fund	3,121,462	3,023,826
Ceredex Small-Cap Value Equity Fund	193,780	216,174
SGA International Growth Fund	12,424	13,298
Silvant Large-Cap Growth Stock Fund	6,425	15,674
Silvant Small-Cap Growth Stock Fund	4,862	6,518
Zevenbergen Innovative Growth Stock Fund	420,654	73,113
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended June 30, 2020.
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	3,052	$ 33,954	3,072	$ 38,300	6,255	$ 62,734	9,555	$ 112,353
Reinvestment of distributions	649	7,031	924	12,649	597	5,882	1,459	18,481
Shares repurchased and cross class conversions	(4,214)	(47,812)	(8,895)	(110,970)	(6,172)	(62,418)	(9,329)	(111,560)
Net Increase / (Decrease)	(513)	$ (6,827)	(4,899)	$ (60,021)	680	$ 6,198	1,685	$ 19,274
35

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	138	$ 1,770	128	$ 1,615	191	$ 1,881	799	$ 9,255
Reinvestment of distributions	15	156	19	252	65	625	160	1,988
Shares repurchased and cross class conversions	(83)	(895)	(1,076)	(12,201)	(623)	(6,183)	(2,677)	(29,001)
Net Increase / (Decrease)	70	$ 1,031	(929)	$ (10,334)	(367)	$ (3,677)	(1,718)	$ (17,758)
Class I
Shares sold and cross class conversions	5,395	$ 60,829	7,032	$ 91,024	32,801	$ 331,838	62,142	$ 749,099
Reinvestment of distributions	2,226	24,488	3,239	44,928	3,804	38,152	10,010	128,823
Shares repurchased and cross class conversions	(8,836)	(104,885)	(32,573)	(422,332)	(39,367)	(395,503)	(53,728)	(635,735)
Net Increase / (Decrease)	(1,215)	$ (19,568)	(22,302)	$ (286,380)	(2,762)	$ (25,513)	18,424	$ 242,187
Class R6
Shares sold and cross class conversions	3,446	$ 40,968	8,603	$ 114,089	15,222	$ 158,827	28,378	$ 347,267
Reinvestment of distributions	1,203	13,327	1,732	24,166	1,348	13,572	3,455	44,568
Shares repurchased and cross class conversions	(5,552)	(66,669)	(5,295)	(69,508)	(11,668)	(120,444)	(8,484)	(103,865)
Net Increase / (Decrease)	(903)	$ (12,374)	5,040	$ 68,747	4,902	$ 51,955	23,349	$ 287,970

	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	585	$ 3,697	1,431	$ 13,127	76	$ 743	216	$ 2,232
Reinvestment of distributions	70	502	412	3,889	118	1,033	317	3,138
Shares repurchased and cross class conversions	(1,588)	(11,486)	(2,480)	(23,418)	(87)	(830)	(1,956)	(22,142)
Net Increase / (Decrease)	(933)	$ (7,287)	(637)	$ (6,402)	107	$ 946	(1,423)	$ (16,772)
Class C
Shares sold and cross class conversions	6	$ 39	27	$ 227	—	$ —	—	$ —
Reinvestment of distributions	6	36	34	280	—	—	—	—
Shares repurchased and cross class conversions	(195)	(1,373)	(1,347)	(10,785)	—	—	—	—
Net Increase / (Decrease)	(183)	$ (1,298)	(1,286)	$ (10,278)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	5,486	$ 42,191	6,622	$ 65,246	1,128	$ 11,913	2,293	$ 25,984
Reinvestment of distributions	438	3,302	2,506	24,798	600	5,385	1,677	16,935
Shares repurchased and cross class conversions	(8,740)	(70,052)	(16,019)	(159,007)	(1,448)	(13,852)	(6,711)	(74,705)
Net Increase / (Decrease)	(2,816)	$ (24,559)	(6,891)	$ (68,963)	280	$ 3,446	(2,741)	$ (31,786)
36

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	2,630	$ 19,997	1,691	$ 17,061	51	$ 543	— (1)	$ 1
Reinvestment of distributions	35	262	74	736	10	89	— (1)	— (2)
Shares repurchased and cross class conversions	(257)	(1,950)	(58)	(580)	(—) (1)	(4)	(—) (1)	(—) (2)
Net Increase / (Decrease)	2,408	$ 18,309	1,707	$ 17,217	61	$ 628	—	$ 1

	Silvant Large-Cap Growth Stock Fund				Silvant Small-Cap Growth Stock Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	115	$ 610	7,178	$ 36,377	44	$ 283	803	$ 5,317
Reinvestment of distributions	533	3,064	2,134	11,472	27	185	183	1,273
Shares repurchased and cross class conversions	(1,187)	(6,080)	(2,031)	(10,996)	(144)	(869)	(297)	(2,129)
Net Increase / (Decrease)	(539)	$ (2,406)	7,281	$ 36,853	(73)	$ (401)	689	$ 4,461
Class C
Shares sold and cross class conversions	—	$ —	325	$ 546	—	$ —	69	$ 137
Reinvestment of distributions	—	—	1,096	1,776	—	—	18	37
Shares repurchased and cross class conversions	—	—	(22,114)	(36,058)	—	—	(2,301)	(4,214)
Net Increase / (Decrease)	—	$ —	(20,693)	$ (33,736)	—	$ —	(2,214)	$ (4,040)
Class I
Shares sold and cross class conversions	42	$ 338	162	$ 1,242	240	$ 2,181	282	$ 2,596
Reinvestment of distributions	30	265	170	1,366	22	209	158	1,477
Shares repurchased and cross class conversions	(442)	(3,696)	(1,296)	(10,192)	(389)	(3,484)	(430)	(3,990)
Net Increase / (Decrease)	(370)	$ (3,093)	(964)	$ (7,584)	(127)	$ (1,094)	10	$ 83
Class R6
Shares sold and cross class conversions	4	$ 29	2	$ 18	—	$ —	—	$ —
Reinvestment of distributions	1	5	2	14	—	—	—	—
Shares repurchased and cross class conversions	(1)	(3)	(—) (1)	(3)	—	—	—	—
Net Increase / (Decrease)	4	$ 31	4	$ 29	—	$ —	—	$ —

37

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	3,038	$ 104,526	1,974	$ 53,101
Shares repurchased and cross class conversions	(953)	(30,672)	(1,532)	(39,977)
Net Increase / (Decrease)	2,085	$ 73,854	442	$ 13,124
Class I
Shares sold and cross class conversions	10,497	$ 382,885	5,739	$ 160,109
Shares repurchased and cross class conversions	(2,827)	(96,476)	(6,038)	(166,769)
Net Increase / (Decrease)	7,670	$ 286,409	(299)	$ (6,660)
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

Note 6. 10% Shareholders
As of June 30, 2020, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Large-Cap Value Equity Fund	30%	2
Ceredex Mid-Cap Value Equity Fund	36	2
Ceredex Small-Cap Value Equity Fund	50	3
SGA International Growth Fund	17	1
Silvant Large-Cap Growth Stock Fund	54	1
Silvant Small-Cap Growth Stock Fund	53	2
Zevenbergen Innovative Growth Stock Fund	44	3
*	None of the accounts are affiliated.
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2020, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Ceredex Small-Cap Value Equity Fund	Financials	26%
Silvant Large-Cap Growth Stock Fund	Information Technology	42
Silvant Small-Cap Growth Stock Fund	Health Care	32
Zevenbergen Innovative Growth Stock Fund	Information Technology	41
38

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2020, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank and allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Ceredex Small-Cap Value Equity Fund	$— (1)	$1,600	1.92%	1
SGA International Growth Fund	— (1)	519	2.06	12
Zevenbergen Innovative Growth Stock Fund	7	8,092	2.67	12
(1)	Amount is less than $500.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$ 846,053	$ 123,705	$ (20,494)	$ 103,211
Ceredex Mid-Cap Value Equity Fund	2,619,155	272,210	(57,671)	214,539
Ceredex Small-Cap Value Equity Fund	369,093	67,017	(27,994)	39,023
SGA International Growth Fund	33,530	7,570	(1,916)	5,654
Silvant Large-Cap Growth Stock Fund	48,513	61,771	(1,348)	60,423
Silvant Small-Cap Growth Stock Fund	20,069	9,611	(1,869)	7,742
Zevenbergen Innovative Growth Stock Fund	440,781	194,561	(1,314)	193,247
At December 31, 2019, certain Funds have capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Zevenbergen Innovative Growth Stock Fund	$12,753	$—	$12,753	$—
39

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2019, the following Funds deferred qualified late year losses as follows:
Capital Loss Deferred
Zevenbergen Innovative Growth Stock Fund	$ 339
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The financial statements presented are compliant with the ASU No. 2018-13 amendments.
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
40

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 19-21, 2020, the Board received a report from the Program Administrator addressing the operation and management of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). The Board acknowledged that because the Review Period ended before 2020, it did not cover the more recent period of market volatility relating to the COVID-19 pandemic. The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.
41

Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund,
Virtus Ceredex Small-Cap Value Equity Fund and Virtus Silvant Small-Cap Growth Stock Fund,
each, a series of Virtus Asset Trust
(Unaudited)
Supplement dated June 19, 2020 to the Summary
and Statutory Prospectuses dated April 28, 2020
IMPORTANT NOTICE TO INVESTORS
Virtus Ceredex Large-Cap Value Equity Fund
The following disclosure changes will be effective August 18, 2020:
The first paragraph under “Principal Investment Strategies” in the summary prospectus, the summary section of the statutory prospectus, and on page 103 of the statutory prospectus, is hereby replaced with the following:
Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers large-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 1000® Value Index. As of December 31, 2019, the market capitalization range of the companies in the Russell 1000® Value Index was $824 million to $554 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.
Virtus Ceredex Mid-Cap Value Equity Fund
The following disclosure changes will be effective August 18, 2020:
The first paragraph under “Principal Investment Strategies” in the summary prospectus, the summary section of the statutory prospectus, and page 104 of the statutory prospectus, is hereby replaced with the following:
Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers mid-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index. As of December 31, 2019, the market capitalization range of the companies in the Russell Midcap® Index was $824 million to $78.7 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.
Virtus Ceredex Small-Cap Value Equity Fund
The following disclosure changes will be effective August 18, 2020:
The first paragraph under “Principal Investment Strategies” in the summary prospectus, the summary section of the statutory prospectus, and page 105 of the statutory prospectus, is hereby replaced with the following:
Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers small-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. On this basis, as of March 31, 2020, the total market capitalization range of companies included in the Russell 2000® Index over the past three years was $1.66 million to $16.95 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
Virtus Silvant Small-Cap Growth Stock Fund
The following disclosure changes will be effective August 18, 2020:
The first two paragraphs under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus, and the first paragraph under “Principal Investment Strategies” on page 123 of the statutory prospectus, are hereby replaced with the following:
Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers small-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Growth Index on a rolling three-year basis. On this basis, as of March 31, 2020, the total market capitalization range of companies included in the Russell 2000® Growth Index over the past three years was $1.66 million to $16.95 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
Investors should retain this supplement with the Prospectuses for future reference.
VAT Ceredex/SilvantStratChanges (6/2020)

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VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8623	08-20

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/2020

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 9/4/2020

* Print the name and title of each signing officer under his or her signature.